UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 40.43%
U.S. Markets – 21.91%
Consumer Discretionary – 2.21%
BorgWarner	530	$34,551
Buffalo Wild Wings †	280	46,399
Carnival	678	25,527
Cheesecake Factory	580	26,924
Cinemark Holdings	540	19,094
Comcast Special Class A	1,540	82,128
Del Frisco’s Restaurant
Group †	980	27,009
DSW Class A	1,330	37,160
Express †	1,215	20,691
Ford Motor	4,620	79,649
G-III Apparel Group †	670	54,712
Iconix Brand Group †	1,115	47,878
Jack in the Box	800	47,872
Johnson Controls	6,500	324,545
L Brands	5,840	342,574
Liberty Interactive Class A †	14,800	434,528
Lowe’s	6,600	316,734
Macy’s	1,300	75,426
Madden (Steven) †	1,447	49,632
McDonald’s	910	91,673
National CineMedia	1,455	25,477
NIKE Class B	2,950	228,773
Nordstrom	900	61,137
Popeyes Louisiana Kitchen †	1,050	45,895
Priceline Group †	355	427,065
Regal Entertainment Group
Class A	890	18,779
Sally Beauty Holdings †	5,425	136,059
Shutterfly †	645	27,774
Starbucks	1,030	79,701
Tenneco †	860	56,502
Tractor Supply	580	35,032
Urban Outfitters †	1,360	46,050
Viacom Class B	400	34,692
		3,407,642
Consumer Staples – 1.76%
Archer-Daniels-Midland	11,650	513,881
Avon Products	4,800	70,128
Casey’s General Stores	610	42,877
Coca-Cola	770	32,617
CVS Caremark	5,330	401,722
General Mills	1,270	66,726
J&J Snack Foods	315	29,648
Kimberly-Clark	490	54,498
Kraft Foods Group	5,324	319,174
Mondelez International
Class A	8,273	311,148
PepsiCo	1,430	127,756
Procter & Gamble	1,800	141,462
Susser Holdings †	380	30,674
Walgreen	7,750	574,508
		2,716,819
Energy – 2.38%
Bonanza Creek Energy †	175	10,008
Bristow Group	255	20,558
C&J Energy Services †	845	28,544
Carrizo Oil & Gas †	675	46,751
Chevron	3,900	509,145
ConocoPhillips	4,000	342,920
Core Laboratories	130	21,718
Diamondback Energy †	320	28,416
EOG Resources	5,895	688,890
Exxon Mobil	1,430	143,972
Halliburton	4,800	340,848
Jones Energy Class A @†	1,335	27,367
Kodiak Oil & Gas †	2,295	33,392
Marathon Oil	10,190	406,785
National Oilwell Varco	620	51,057
Occidental Petroleum	3,950	405,389
Parsley Energy Class A †	305	7,341
Pioneer Energy Services †	795	13,944
RigNet †	875	47,093
Rosetta Resources †	755	41,412
RSP Permian †	490	15,896
Schlumberger	1,100	129,745
Williams	5,450	317,245
		3,678,436
Financials – 4.24%
AFLAC	1,120	69,720
Allstate	5,300	311,216
American Campus
Communities	450	17,208
American Equity Investment
Life Holding	1,695	41,697
American Tower	840	75,583
Ameriprise Financial	440	52,800
AMERISAFE	600	24,402
Apartment Investment &
Management	725	23,396
AvalonBay Communities	525	74,650

(continues)     NQ-444 [6/14] 8/14 (13027) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Bank of New York Mellon	9,000	$337,320
BB&T	8,100	319,383
BBCN Bancorp	1,805	28,790
BlackRock	180	57,528
Boston Properties	675	79,771
Brandywine Realty Trust	2,225	34,710
Bryn Mawr Bank	330	9,610
Camden Property Trust	325	23,124
Capital Bank Financial †	520	12,277
Capital One Financial	1,090	90,034
Cardinal Financial	1,745	32,213
Citigroup	2,070	97,497
City Holding	640	28,877
CME Group	2,750	195,113
Corporate Office Properties
Trust	575	15,991
Cousins Properties	1,425	17,741
Crown Castle International	6,400	475,264
DCT Industrial Trust	5,865	48,152
DDR	2,550	44,957
Douglas Emmett	1,400	39,508
Duke Realty	2,750	49,940
DuPont Fabros Technology	1,310	35,318
EastGroup Properties	410	26,334
EPR Properties	1,125	62,854
Equity Lifestyle Properties	375	16,560
Equity One	725	17,103
Equity Residential	1,375	86,625
Essex Property Trust	275	50,850
Evercore Partners Class A	1,090	62,828
Extra Space Storage	375	19,969
Federal Realty Investment
Trust	150	18,138
Fidelity & Guaranty Life	1,515	36,269
First Industrial Realty Trust	1,600	30,144
First NBC Bank Holding †	805	26,976
First Potomac Realty Trust	850	11,152
Flushing Financial	1,130	23,221
General Growth Properties	2,950	69,502
Greenhill & Co	435	21,424
Health Care REIT	400	25,068
Healthcare Realty Trust	800	20,336
Healthcare Trust of America
Class A	1,475	17,759
Highwoods Properties	800	33,560
Host Hotels & Resorts	4,785	105,318
Independent Bank @	760	29,169
Infinity Property & Casualty @	365	24,539
IntercontinentalExchange
Group	1,720	324,908
Invesco	1,470	55,493
JPMorgan Chase	2,570	148,083
Kilroy Realty	475	29,583
Kimco Realty	1,450	33,321
Kite Realty Group Trust	6,000	36,840
LaSalle Hotel Properties	1,700	59,993
Lexington Realty Trust	1,675	18,442
Liberty Property Trust	400	15,172
LTC Properties	150	5,856
Macerich	425	28,369
Maiden Holdings	125	1,511
Marsh & McLennan	6,300	326,466
National Retail Properties	1,830	68,058
Park National	129	9,959
Pebblebrook Hotel Trust	575	21,252
Post Properties	500	26,730
Primerica	735	35,170
Progressive	6,400	162,304
Prologis	1,950	80,125
Prosperity Bancshares	650	40,690
Prudential Financial	540	47,936
PS Business Parks	225	18,785
Public Storage	375	64,256
Ramco-Gershenson Properties
Trust	3,050	50,691
Raymond James Financial	1,330	67,471
Regency Centers	625	34,800
RLJ Lodging Trust	850	24,557
Sabra Health Care REIT	425	12,202
Selective Insurance Group @	1,130	27,934
Simon Property Group	1,150	191,222
SL Green Realty	525	57,440
Sovran Self Storage	425	32,831
Spirit Realty Capital	2,125	24,140
State Street	830	55,826
Sterling Bancorp	2,730	32,760
Stifel Financial †	715	33,855
Strategic Hotels & Resorts †	2,275	26,640
Susquehanna Bancshares	2,950	31,152
Tanger Factory Outlet Centers	850	29,725
Taubman Centers	200	15,162
Texas Capital Bancshares †	575	31,021
Travelers	780	73,375

2 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
UDR	1,275	$36,503
United Fire Group	795	23,309
Ventas	1,175	75,318
Vornado Realty Trust	800	85,384
Washington Prime Group †	575	10,776
Webster Financial	1,095	34,536
Wells Fargo	2,480	130,349
Western Alliance Bancorp †	1,435	34,153
		6,541,922
Healthcare – 3.11%
AbbVie	1,970	111,187
Acorda Therapeutics †	975	32,867
Air Methods †	845	43,644
Akorn †	955	31,754
Align Technology †	325	18,213
Alkermes †	880	44,290
Allergan	3,255	550,811
Auxilium Pharmaceuticals †	1,665	33,400
Baxter International	4,300	310,890
Cardinal Health	4,500	308,520
Celgene †	8,130	698,204
Cepheid †	735	35,236
Conmed	860	37,969
Cross Country Healthcare †	2,155	14,051
CryoLife	2,085	18,661
DexCom †	820	32,521
Express Scripts †	1,320	91,516
Gilead Sciences †	1,600	132,656
InterMune †	1,330	58,719
Johnson & Johnson	3,310	346,292
Medicines †	600	17,436
Merck	7,420	429,247
Merit Medical Systems †	1,236	18,664
NPS Pharmaceuticals †	1,025	33,876
Perrigo	1,350	196,776
Pfizer	14,258	423,177
Prestige Brands Holdings †	715	24,231
Quest Diagnostics	5,300	311,057
Quidel †	1,200	26,532
Spectrum Pharmaceuticals †	2,190	17,805
Thermo Fisher Scientific	800	94,400
UnitedHealth Group	1,240	101,370
Vertex Pharmaceuticals †	380	35,978
WellCare Health Plans †	445	33,224
West Pharmaceutical Services	1,015	42,813
Zoetis	1,330	42,919
		4,800,906
Industrials – 1.69%
AAON	1,232	41,297
Acuity Brands	120	16,590
Applied Industrial
Technologies	845	42,867
Barnes Group	1,085	41,816
Caterpillar	250	27,167
Chart Industries †	175	14,479
Columbus McKinnon	1,245	33,677
Cummins	260	40,115
Deere	340	30,787
Eaton	740	57,113
ESCO Technologies	575	19,918
Esterline Technologies †	515	59,287
FedEx	520	78,718
General Electric	5,410	142,175
Granite Construction	950	34,181
Honeywell International	840	78,078
Hunt (J.B.) Transport Services	580	42,792
Kadant	910	34,989
KEYW Holding †	2,675	33,625
Kforce	1,955	42,326
Lockheed Martin	440	70,721
MasTec †	550	16,951
McGrath RentCorp	1,030	37,853
MYR Group †	770	19,504
Nielsen Holdings	990	47,926
Northrop Grumman	2,500	299,075
Parker Hannifin	440	55,321
Raytheon	3,100	285,975
Republic Services	1,390	52,778
Roadrunner Transportation
Systems †	1,185	33,299
Rockwell Collins	310	24,223
Tetra Tech	990	27,225
Union Pacific	1,140	113,715
United Stationers	965	40,019
United Technologies	900	103,905
URS	910	41,724
US Ecology	690	33,776
WageWorks †	860	41,461
Waste Management	7,000	313,110
XPO Logistics †	1,410	40,354
		2,610,912

(continues)     NQ-444 [6/14] 8/14 (13027) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology – 5.05%
Accenture Class A	1,010	$81,648
Adobe Systems †	6,495	469,978
Anixter International	405	40,528
Apple	2,310	214,668
Applied Micro Circuits †	3,000	32,430
Avago Technologies	640	46,125
Brightcove †	3,395	35,783
Broadcom Class A	9,000	334,080
Callidus Software †	1,050	12,537
Cisco Systems	14,450	359,083
eBay †	7,175	359,181
EMC	3,650	96,141
Equinix †	1,625	341,396
ExlService Holdings †	505	14,872
Facebook Class A †	1,120	75,365
FARO Technologies †	770	37,822
Google Class A †	615	359,572
Google Class C †	420	241,618
Guidewire Software †	660	26,836
Intel	14,070	434,763
International Business
Machines	130	23,565
InterXion Holding †	1,045	28,612
Intuit	4,050	326,147
j2 Global @	770	39,162
Marin Software †	1,335	15,713
MasterCard Class A	7,075	519,800
Microsoft	16,235	676,999
Motorola Solutions	1,614	107,444
NETGEAR †	845	29,381
Plantronics	575	27,629
Proofpoint †	1,155	43,266
QUALCOMM	8,155	645,876
Rally Software Development †	2,335	25,428
Rocket Fuel †	825	25,649
Rofin-Sinar Technologies †	1,280	30,771
salesforce.com †	900	52,272
SciQuest †	1,425	25,208
Semtech †	1,310	34,257
SS&C Technologies Holdings †	750	33,165
Synaptics †	475	43,054
TeleTech Holdings †	1,110	32,179
Teradata †	1,600	64,320
Texas Instruments	1,190	56,870
Trulia †	250	11,845
VeriFone Systems †	3,025	111,169
Visa Class A	2,660	560,489
Xerox	25,200	313,488
Yahoo †	4,500	158,085
Yelp †	1,600	122,688
		7,798,957
Materials – 0.57%
Axiall	755	35,689
Boise Cascade †	1,100	31,504
Chemtura †	1,560	40,763
duPont (E.I.) deNemours	5,570	364,501
Eastman Chemical	840	73,374
Huntsman	1,540	43,274
Innophos Holdings	420	24,179
International Paper	720	36,338
Kaiser Aluminum	400	29,148
Materion	615	22,749
MeadWestvaco	1,600	70,816
Neenah Paper	605	32,156
Taminco †	1,450	33,727
U.S. Silica Holdings	315	17,464
Worthington Industries	450	19,368
		875,050
Telecommunication Services – 0.51%
AT&T	11,980	423,613
Atlantic Tele-Network	385	22,330
inContact †	3,325	30,557
Verizon Communications	6,300	308,259
		784,759
Utilities – 0.39%
Cleco	690	40,675
Edison International	6,100	354,471
MDU Resources Group	1,640	57,564
NorthWestern	640	33,402
OGE Energy	1,490	58,229
Sempra Energy	540	56,543
		600,884
Total U.S. Markets
(cost $20,234,732)		33,816,287
Developed Markets – 12.89%§
Consumer Discretionary – 2.04%
Adidas	660	66,847
Bayerische Motoren Werke	2,225	282,174
Benesse Holdings	1,400	60,731

4 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Cie Financiere Richemont
Class A	535	$56,133
Compass Group	5,720	99,565
Denso	1,400	66,811
Don Quijote Holdings	1,500	83,650
Hennes & Mauritz Class B	1,040	45,441
Kering	735	161,175
LVMH Moet Hennessy Louis
Vuitton	290	55,909
NHK Spring	6,100	57,198
Nitori Holdings	5,226	285,763
Publicis Groupe	4,051	343,571
Sands China	8,400	63,458
Shimamura	600	58,984
Shimano	600	66,565
Sodexo	675	72,599
Swatch Group	130	78,497
Techtronic Industries	52,000	166,728
Toyota Motor	9,299	558,408
USS	4,000	68,262
WPP	3,860	84,168
Yue Yuen Industrial Holdings	80,000	267,859
		3,150,496
Consumer Staples – 1.58%
Anheuser-Busch InBev	1,305	149,919
Aryzta †	4,417	418,366
British American Tobacco	1,980	117,865
Carlsberg Class B	2,483	267,462
Coca-Cola Amatil	20,273	180,870
Danone	605	44,932
Diageo	3,880	123,918
Heineken	850	61,021
Kao	2,200	86,576
Koninklijke Ahold	2,780	52,187
L’Oreal	550	94,776
Meiji Holdings	900	59,606
Nestle	2,400	185,916
Reckitt Benckiser Group	615	53,683
SABMiller	930	53,928
Tesco	40,177	195,430
Unilever	1,435	65,111
Unilever CVA	1,860	81,383
Wesfarmers	1,190	46,957
Woolworths	2,980	98,984
		2,438,890
Energy – 0.64%
AMEC	3,130	65,089
BG Group	3,770	79,689
CGG †	3,350	47,429
Neste Oil	2,580	50,340
Saipem	9,809	264,590
Subsea 7	13,554	252,850
Total	3,090	223,311
		983,298
Financials – 1.91%
AIA Group	12,000	60,307
AXA	13,933	333,002
Banco Espirito Santo
Class R †	53,000	43,687
Bank Leumi Le-Israel BM †	14,800	57,751
Commonwealth Bank of
Australia	1,530	116,705
Daito Trust Construction	700	82,288
Daiwa Securities Group	8,000	69,249
Exor	1,235	50,714
Intesa Sanpaolo	29,000	89,582
Lloyds Banking Group †	88,700	112,722
Mitsubishi UFJ Financial
Group	57,181	350,485
Nordea Bank	27,659	390,280
OCBC Bank	8,000	61,272
Prudential	4,300	98,693
QBE Insurance Group	6,050	62,022
Seven Bank	14,700	60,068
Societe Generale	1,350	70,714
Sony Financial Holdings	3,400	57,989
Standard Chartered	16,935	346,082
UBS †	4,050	74,301
UniCredit	42,439	355,340
		2,943,253
Healthcare – 2.09%
Bayer	960	135,589
CSL	1,440	90,379
Dainippon Sumitomo Pharma	4,600	52,894
Fresenius	450	67,100
GlaxoSmithKline	4,750	127,151
ICON †	975	45,932
Miraca Holdings	1,100	53,309
Novartis	5,975	541,007
Novo Nordisk ADR	6,550	302,545
Novo Nordisk Class B	2,340	107,700
QIAGEN †	2,100	50,895

(continues)     NQ-444 [6/14] 8/14 (13027) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Roche Holding	780	$232,632
Sanofi	3,346	355,434
Smith & Nephew	4,800	85,358
Stada Arzneimittel	4,667	222,286
Teva Pharmaceutical
Industries ADR	14,304	749,816
		3,220,027
Industrials – 1.99%
ABB †	2,200	50,656
Adecco †	770	63,382
Aggreko	2,138	60,378
Assa Abloy Class B	1,430	72,752
Cathay Pacific Airways	31,000	57,917
Cie de Saint-Gobain	1,300	73,346
Cobham	11,800	63,073
Deutsche Lufthansa	2,316	49,724
Deutsche Post	8,758	316,706
East Japan Railway	4,025	316,986
Elbit Systems	1,110	68,318
European Aeronautic Defence
& Space	1,390	93,145
Ferrovial	2,500	55,677
Fuji Electric	11,000	52,115
IHI	13,000	60,564
ITOCHU	23,437	300,958
Koninklijke Philips Electronics	11,118	352,800
Meggitt	5,850	50,664
Mitsubishi Electric	5,000	61,689
OSRAM Licht †	950	47,914
Schneider Electric	580	54,599
Singapore Airlines	6,000	49,900
Travis Perkins	2,280	63,920
Vinci	4,454	332,986
WestJet Airlines @	9,850	241,899
Yamato Holdings	2,900	60,081
		3,072,149
Information Technology – 0.91%
Amadeus IT Holding	1,530	63,100
Cap Gemini	880	62,777
CGI Group Class A †	12,932	458,441
Citizen Holdings	7,000	54,928
Computershare	5,950	70,031
FIH Mobile †	78,000	49,515
Infineon Technologies	5,870	73,374
NICE Systems	1,200	49,028
SAP	1,075	83,018
Seiko Epson	1,800	76,573
Teleperformance	5,165	316,515
Trend Micro	1,500	49,376
		1,406,676
Materials – 1.11%
Air Liquide	781	105,441
Anglo American ADR	2,700	33,009
AuRico Gold	17,288	73,893
BASF	440	51,228
BHP Billiton Limited	3,970	134,413
Boliden	3,850	55,852
EMS-Chemie Holding	140	55,883
Johnson Matthey	1,250	66,323
Lafarge	2,530	219,630
LANXESS	845	57,035
Novozymes Class B	1,520	76,240
Rexam	26,895	246,272
Rio Tinto	3,973	211,378
Shin-Etsu Chemical	1,000	60,781
Syngenta ADR	2,350	175,780
Yamana Gold	11,853	97,548
		1,720,706
Telecommunication Services – 0.46%
BT Group	11,000	72,465
KDDI	2,004	122,220
Nippon Telegraph &
Telephone	6,622	412,948
Softbank	1,000	74,451
Vodafone Group	8,451	28,205
		710,289
Utilities – 0.16%
National Grid	8,331	119,775
Red Electrica	640	58,538
Tokyo Gas	11,000	64,275
		242,588
Total Developed Markets
(cost $14,658,861)		19,888,372
Emerging Markets X – 5.63%
Consumer Discretionary – 0.33%
Arcos Dorados Holdings @	6,400	71,680
Grupo Televisa ADR	5,925	203,287
Hyundai Motor	263	59,643
LG Electronics	907	66,591
Mahindra & Mahindra	3,583	68,439
Woolworths Holdings	6,451	47,393

6 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Discretionary (continued)
		$517,033
Consumer Staples – 0.79%
Anadolu Efes Biracilik Ve Malt
Sanayii †	7,900	96,737
Brasil Foods ADR	6,800	165,308
China Mengniu Dairy	17,000	78,635
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	1,600	74,128
Cia Cervecerias Unidas ADR	1,900	44,498
Fomento Economico
Mexicano ADR	800	74,920
Hypermarcas †	17,400	150,589
Lotte Chilsung Beverage @	73	126,812
Lotte Confectionery @	50	95,455
Tingyi Cayman Islands
Holding	27,908	78,139
Tsingtao Brewery	10,004	78,221
Uni-President China
Holdings @	117,600	90,131
Wal-Mart de Mexico Class V	21,890	58,675
		1,212,248
Energy – 0.87%
Cairn India	10,072	61,218
China Petroleum & Chemical	47,350	45,148
CNOOC ADR	500	89,645
Gazprom ADR †	11,860	103,360
LUKOIL ADR	1,800	107,676
PetroChina ADR	575	72,191
Petroleo Brasileiro ADR	12,019	175,838
Polski Koncern Naftowy Orlen	3,412	46,063
PTT	8,241	80,784
Reliance Industries GDR
144A #@	8,870	298,475
Rosneft GDR	10,200	74,613
Sasol ADR	1,500	88,680
Tambang Batubara Bukit
Asam Persero	40,000	36,187
YPF ADR	1,900	62,092
		1,341,970
Financials – 0.79%
Banco Santander Brasil ADR	9,800	67,816
Bangkok Bank	11,796	70,180
China Construction Bank	99,080	74,914
Etalon Group GDR
144A #@=	3,700	16,421
ICICI Bank ADR	1,900	94,810
Industrial & Commercial Bank
of China	175,459	110,930
Itau Unibanco Holding ADR	6,369	91,586
KB Financial Group ADR	3,927	136,503
Powszechna Kasa
Oszczednosci Bank Polski	3,325	41,276
Remgro	3,003	64,929
Samsung Life Insurance	770	77,609
Sberbank =	43,294	107,652
Shinhan Financial Group	2,094	96,941
Standard Bank Group	7,682	104,713
UEM Sunrise @	110,059	69,579
		1,225,859
Industrials – 0.25%
America Latina Logistica	6,468	24,329
Empresas ICA ADR †	6,100	47,702
Gol Linhas Aereas Inteligentes
ADR †	7,300	40,004
KCC @	398	242,654
Santos Brasil Participacoes	3,000	26,276
		380,965
Information Technology – 1.06%
Baidu ADR †	2,352	439,377
Hon Hai Precision Industry	51,934	173,852
LG Display ADR †	5,000	78,850
MediaTek	6,000	101,431
Samsung Electronics	322	420,636
SINA †	900	44,793
Sohu.com †	2,300	132,687
Taiwan Semiconductor
Manufacturing	22,034	93,307
Taiwan Semiconductor
Manufacturing ADR	2,900	62,031
United Microelectronics	118,000	59,054
WNS Holdings ADR †	1,772	33,987
		1,640,005
Materials – 0.53%
Anglo American Platinum †	1,013	43,907
ArcelorMittal South Africa †	6,264	18,290
Braskem ADR	4,300	55,255
Cemex ADR †	11,392	150,716
Cemex Latam Holdings †	12,043	118,025
Fibria Celulose ADR †	7,637	74,232
Gerdau @	3,300	15,669
Gerdau ADR	3,400	20,026
Impala Platinum Holdings	2,083	20,929

(continues)     NQ-444 [6/14] 8/14 (13027) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Nine Dragons Paper Holdings	51,000	$34,678
Siam Cement	2,598	36,519
Siam Cement NVDR	1,700	23,687
Sociedad Quimica y Minera de
Chile ADR	1,600	46,896
Ultratech Cement	1,712	73,883
Vale ADR	6,125	81,034
		813,746
Telecommunication Services – 1.01%
America Movil ADR	3,000	62,250
China Mobile	12,794	124,137
China Mobile ADR	1,500	72,915
China Telecom	94,000	45,967
China Unicom Hong Kong
ADR	3,708	56,844
Chunghwa Telecom ADR	1,860	59,632
KT ADR	8,800	133,232
MegaFon GDR †	3,300	103,950
Mobile Telesystems ADR	2,500	49,350
MTN Group	3,365	70,855
Reliance Communications	17,880	43,554
SK Telecom ADR	11,500	298,310
Telefonica Brasil ADR	3,450	70,759
Tim Participacoes ADR	8,400	243,852
Turkcell Iletisim Hizmetleri
ADR †	3,787	59,077
Vodacom Group	5,611	69,336
		1,564,020
Total Emerging Markets
(cost $7,612,971)		8,695,846

Total Common Stock
(cost $42,506,564)		62,400,505

Convertible Preferred Stock – 0.29%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	1,175	26,768
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	23	26,844
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	30	38,081
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	640	36,896
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	400	21,579
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	26	31,551
HealthSouth 6.50% exercise
price $30.01, expiration
date 12/31/49	35	45,531
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	27	35,977
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	1,207	61,448
MetLife 5.00% exercise price
$44.27, expiration date
10/8/14	975	31,161
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	353	40,154
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	37	44,918
Total Convertible Preferred
Stock (cost $416,356)		440,908

Exchange-Traded Funds – 0.08%
iShares MSCI EAFE Growth
Index ETF	1,640	118,818
iShares MSCI EAFE Index ETF	40	2,735
Vanguard FTSE Developed
Markets ETF	110	4,685
Total Exchange-Traded
Funds (cost $126,531)		126,238

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.45%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	1,582	1,807
Series 2003-26 AT 5.00%
11/25/32	25,556	26,620
Series 2010-41 PN 4.50%
4/25/40	60,000	64,860

8 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2010-96 DC 4.00%
9/25/25	115,000	$123,372
Series 2012-122 SD
5.948% 11/25/42 •Σ	109,382	24,117
Series 2013-26 ID 3.00%
4/25/33 Σ	151,573	25,222
Series 2013-38 AI 3.00%
4/25/33 Σ	148,514	23,639
Series 2013-44 DI 3.00%
5/25/33 Σ	449,724	75,809
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	74,873	82,209
Series 4065 DE 3.00%
6/15/32	15,000	14,374
Series 4185 LI 3.00%
3/15/33 Σ	110,727	18,785
Series 4191 CI 3.00%
4/15/33 Σ	93,020	15,715
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	151,158
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90%
10/29/20	50,000	51,891
Total Agency Collateralized
Mortgage Obligations
(cost $669,360)		699,578

Agency Mortgage-Backed Securities – 8.82%
Fannie Mae ARM
2.415% 5/1/43 •	54,057	53,903
2.546% 6/1/43 •	18,967	19,030
3.201% 4/1/44 •	84,727	87,457
3.279% 3/1/44 •	74,649	77,437
3.296% 9/1/43 •	66,570	68,668
Fannie Mae S.F. 15 yr
2.50% 10/1/27	59,815	60,845
2.50% 2/1/28	159,856	162,607
3.00% 11/1/27	8,685	9,032
3.50% 7/1/26	49,801	52,843
3.50% 12/1/28	17,040	18,111
4.00% 4/1/24	18,968	20,283
4.00% 5/1/24	36,196	38,705
4.00% 5/1/25	32,485	34,797
4.00% 6/1/25	118,502	126,956
4.00% 11/1/25	95,706	102,538
4.00% 12/1/26	55,478	59,319
Fannie Mae S.F. 15 yr
4.00% 5/1/27	117,456	125,849
4.50% 4/1/18	6,154	6,535
5.00% 9/1/18	14,354	15,231
5.50% 7/1/22	16,655	18,252
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	380,000	385,997
3.00% 7/1/29	878,000	912,023
3.50% 7/1/29	1,146,000	1,214,581
Fannie Mae S.F. 20 yr
3.00% 8/1/33	25,659	26,187
3.00% 9/1/33	48,772	49,776
3.50% 4/1/33	8,060	8,444
3.50% 9/1/33	36,190	37,915
4.00% 2/1/31	42,703	45,960
5.00% 11/1/23	3,840	4,267
5.50% 8/1/28	24,817	27,867
5.50% 12/1/29	5,488	6,162
6.00% 9/1/29	34,445	39,044
Fannie Mae S.F. 30 yr
3.00% 7/1/42	50,430	49,878
3.00% 10/1/42	785,104	776,559
3.00% 12/1/42	127,289	125,895
3.00% 1/1/43	310,359	306,960
3.00% 2/1/43	32,617	32,259
3.00% 4/1/43	184,676	182,654
3.00% 5/1/43	92,645	91,630
4.00% 11/1/40	21,069	22,392
4.00% 1/1/41	95,758	101,768
4.00% 1/1/43	49,642	52,758
4.00% 5/1/43	42,181	44,899
4.00% 8/1/43	22,733	24,160
4.50% 7/1/36	16,162	17,510
4.50% 11/1/40	50,671	54,913
4.50% 3/1/41	107,513	116,490
4.50% 4/1/41	118,933	128,910
4.50% 10/1/41	59,849	64,843
4.50% 12/1/43	953	1,034
4.50% 5/1/44	2,996	3,252
5.00% 2/1/35	2,385	2,661
5.00% 4/1/35	18,735	20,849
5.00% 7/1/35	25,137	27,987
5.00% 10/1/35	55,873	62,123
5.00% 11/1/35	17,815	19,816
5.00% 2/1/36	23,460	26,094
5.00% 2/1/37	52,369	58,330
5.00% 4/1/37	14,521	16,152
5.00% 8/1/37	4,995	5,558
5.00% 2/1/38	16,048	17,852

(continues)     NQ-444 [6/14] 8/14 (13027) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 12/1/32	3,055	$3,435
5.50% 2/1/33	45,179	50,834
5.50% 4/1/34	15,794	17,761
5.50% 11/1/34	17,232	19,386
5.50% 12/1/34	103,792	116,733
5.50% 3/1/35	33,269	37,394
5.50% 5/1/35	26,459	29,736
5.50% 6/1/35	14,641	16,380
5.50% 1/1/36	9,107	10,233
5.50% 5/1/36	7,885	8,849
5.50% 7/1/36	4,688	5,271
5.50% 1/1/37	1,019	1,144
5.50% 2/1/37	22,230	24,873
5.50% 8/1/37	43,362	48,698
5.50% 1/1/38	42,222	47,437
5.50% 2/1/38	17,179	19,310
5.50% 6/1/38	3,339	3,736
5.50% 9/1/38	117,445	131,806
5.50% 10/1/39	160,637	179,719
5.50% 7/1/40	46,591	52,125
6.00% 5/1/36	49,473	55,882
6.00% 6/1/36	5,322	6,011
6.00% 2/1/37	19,301	21,805
6.00% 5/1/37	53,137	59,803
6.00% 8/1/37	47,244	53,357
6.00% 9/1/37	6,780	7,659
6.00% 11/1/37	8,377	9,452
6.00% 5/1/38	78,014	87,917
6.00% 7/1/38	2,321	2,612
6.00% 10/1/38	77,852	87,620
6.00% 1/1/39	32,317	36,396
6.00% 9/1/39	275,696	310,513
6.00% 3/1/40	25,724	28,952
6.00% 9/1/40	24,582	27,695
6.50% 2/1/36	8,636	9,887
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	255,000	251,912
3.50% 7/1/44	655,000	674,241
4.00% 7/1/44	1,154,000	1,224,683
4.00% 8/1/44	449,000	475,081
4.50% 7/1/44	1,704,000	1,845,379
5.00% 7/1/44	172,000	191,001
5.50% 7/1/44	23,000	25,750
Freddie Mac ARM
2.53% 1/1/44 •	172,426	176,506
Freddie Mac S.F. 15 yr
3.50% 10/1/26	15,860	16,805
Freddie Mac S.F. 15 yr
4.00% 12/1/24	24,935	26,530
4.00% 8/1/25	21,123	22,637
4.50% 8/1/24	52,659	56,774
4.50% 7/1/25	10,795	11,615
4.50% 6/1/26	24,185	25,959
5.50% 6/1/20	5,832	6,245
Freddie Mac S.F. 20 yr
3.50% 1/1/34	68,062	71,163
Freddie Mac S.F. 30 yr
3.00% 10/1/42	57,097	56,480
3.00% 11/1/42	52,762	52,289
4.00% 11/1/40	34,852	36,971
4.50% 10/1/39	28,052	30,379
5.50% 12/1/34	6,151	6,914
5.50% 6/1/36	4,571	5,119
5.50% 11/1/36	9,841	11,009
5.50% 12/1/36	2,242	2,499
5.50% 6/1/38	5,708	6,362
5.50% 3/1/40	24,433	27,234
5.50% 8/1/40	39,724	44,278
5.50% 1/1/41	25,935	28,908
6.00% 2/1/36	13,730	15,558
6.00% 1/1/38	9,499	10,661
6.00% 6/1/38	25,621	28,764
6.00% 8/1/38	64,011	72,393
6.00% 5/1/40	10,449	11,739
6.50% 4/1/39	40,054	45,134
GNMA I S.F. 30 yr
5.00% 6/15/40	14,045	15,494
Total Agency
Mortgage-Backed
Securities
(cost $13,481,564)		13,613,694

Commercial Mortgage-Backed Securities – 1.49%
BAML Commercial Mortgage
Series 2006-4 A4
5.634% 7/10/46	48,576	52,142
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.015% 2/10/51 •	20,000	22,386
Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41 •	5,288	5,288

10 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.401% 7/15/44 •	55,000	$57,173
COMM Mortgage Trust
Series 2014-CRE18 A5
3.828% 7/15/47	125,000	130,703
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	400,000	452,790
Series 2011-LC1A C 144A
5.73% 11/10/46 #•	100,000	114,213
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.618% 4/25/20 #•	20,000	22,598
Series 2012-K19 B 144A
4.176% 5/25/45 #•	15,000	15,649
Series 2012-K708 B 144A
3.891% 2/25/45 #•	150,000	157,521
Series 2013-K712 B 144A
3.483% 5/25/45 #•	200,000	204,761
Series 2013-K713 B 144A
3.274% 4/25/46 #•	130,000	131,224
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	47,057	48,023
Series 2010-C1 A2 144A
4.592% 8/10/43 #	100,000	110,868
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	103,237
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	100,000	101,273
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	102,684
JPMorgan Chase Commercial
Mortgage Securities
Series 2005-CB11 E
5.654% 8/12/37 •	25,000	27,084
Series 2005-LDP5 D
5.56% 12/15/44 •	45,000	46,880
Series 2006-LDP8 AM
5.44% 5/15/45	83,000	89,953
Series 2011-C5 A3
4.171% 8/15/46	90,000	97,668
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	6,095	6,299
Series 2005-C3 B
4.895% 7/15/40 •	30,000	30,636
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.376% 11/14/42 •	70,000	73,178
Series 2005-HQ7 C
5.376% 11/14/42 •	100,000	98,933
Total Commercial
Mortgage-Backed
Securities (cost $2,270,735)		2,303,164

Convertible Bonds – 1.05%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	65,000	53,463
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	29,000	32,244
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	17,000	18,126
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	39,000	41,559
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	30,000	31,744
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	55,000	60,672
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	29,000	31,846
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	29,000	28,420
Cardtronics 144A 1.00%
exercise price $52.35,
expiration date 11/27/20 #	51,000	46,697

(continues)     NQ-444 [6/14] 8/14 (13027) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.25%
exercise price $80.36,
expiration date 12/14/38	24,000	$23,250
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	29,000	39,966
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	27,000	18,765
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	53,000	52,536
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	14,000	35,770
General Cable 4.50% exercise
price $35.64, expiration
date 11/15/29 ϕ	58,000	57,637
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 5/1/16	19,000	69,291
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	40,000	43,825
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	12,000	25,815
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	16,000	24,710
Jefferies Group 3.875%
exercise price $45.29,
expiration date 10/31/29	28,000	30,047
Lexington Realty Trust 144A
6.00% exercise price
$6.76, expiration date
1/11/30 #	16,000	26,020
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43	52,000	69,940
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #	48,000	49,860
Live Nation Entertainment
2.875% exercise price
$27.14, expiration date
7/14/27	60,000	59,963
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	56,000	59,780
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	25,000	36,766
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	13,000	50,464
Novellus Systems 2.625%
exercise price $35.02,
expiration date 5/14/41	28,000	56,805
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	58,000	66,627
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	86,000	64,984
SanDisk 1.50% exercise price
$51.69, expiration date
8/11/17	25,000	50,984
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	14,000	46,883
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21	32,000	32,200
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	36,000	31,613
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #	37,000	37,046
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	49,000	53,594
Vector Group 1.75% exercise
price $27.16, expiration
date 4/15/20	18,000	18,956
Vector Group 2.50% exercise
price $17.62, expiration
date 1/14/19 •	15,000	20,123
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37	16,000	24,350
Total Convertible Bonds
(cost $1,377,127)		1,623,341

12 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds – 33.33%
Banking – 4.61%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	54,000	$51,188
3.548% 11/6/18 •	AUD	107,000	101,588
Banco Santander Mexico
Institucion de Banca
Multiple Grupo Financiero
Santand 144A
5.95% 1/30/24 #•		200,000	210,750
Bancolombia 5.95% 6/3/21		100,000	110,750
Bank of America
4.00% 4/1/24		400,000	409,033
Bank of New York Mellon
3.40% 5/15/24		50,000	50,703
Barclays Bank
3.75% 5/15/24		200,000	201,126
BB&T 5.25% 11/1/19		165,000	187,585
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	169,875
City National 5.25% 9/15/20		85,000	95,954
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.00% 1/11/22	EUR	21,000	33,720
4.875% 1/20/20	AUD	26,000	25,320
Credit Suisse Group 144A
6.25% 12/29/49 #•		220,000	221,815
Fifth Third Bancorp
4.30% 1/16/24		85,000	88,754
Goldman Sachs Group
3.85% 7/8/24		70,000	69,908
HBOS 144A 6.75% 5/21/18 #		100,000	115,403
HSBC Holdings
4.25% 3/14/24		200,000	206,233
ING Bank 144A
5.80% 9/25/23 #		200,000	225,709
JPMorgan Chase
0.858% 1/28/19 •		53,000	53,298
3.727% 5/17/18 •	AUD	80,000	76,062
4.25% 11/2/18	NZD	85,000	71,667
4.85% 2/1/44		75,000	79,844
6.75% 1/29/49 •		175,000	189,219
Lloyds Banking Group
7.50% 4/30/49 •		200,000	213,300
Morgan Stanley
1.079% 1/24/19 •		57,000	57,445
5.00% 11/24/25		150,000	160,335
7.375% 2/22/18	AUD	60,000	62,466
7.60% 8/8/17	NZD	38,000	35,334
Northern Trust
3.95% 10/30/25		60,000	62,499
Oversea-Chinese Banking
144A 4.00% 10/15/24 #•		200,000	203,740
PNC Financial Services Group
3.90% 4/29/24		260,000	265,474
PNC Funding 5.625% 2/1/17		150,000	166,005
PNC Preferred Funding Trust II
144A 1.453% 3/31/49 #•		200,000	194,750
Rabobank 4.625% 12/1/23		250,000	264,741
RBS Capital Trust I
2.099% 12/29/49 •		60,000	60,300
Royal Bank of Scotland Group
5.125% 5/28/24		200,000	203,472
Santander Holdings USA
3.45% 8/27/18		70,000	74,251
Santander UK 144A
5.00% 11/7/23 #		200,000	216,412
Siam Commercial Bank 144A
3.50% 4/7/19 #		200,000	203,626
State Street 3.10% 5/15/23		170,000	167,259
SunTrust Bank
2.35% 11/1/18		120,000	121,659
SVB Financial Group
5.375% 9/15/20		140,000	158,857
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		200,000	202,500
USB Capital IX
3.50% 10/29/49 •		200,000	171,500
Wells Fargo
4.10% 6/3/26		165,000	167,471
4.48% 1/16/24		46,000	48,818
5.90% 12/29/49 •		125,000	132,906
Woori Bank 144A
4.75% 4/30/24 #		200,000	202,401
Zions Bancorp
4.50% 3/27/17		35,000	37,376
4.50% 6/13/23		140,000	144,674
7.75% 9/23/14		63,000	64,044
			7,109,119
Basic Industry – 2.88%
AK Steel 7.625% 5/15/20		40,000	41,400
ArcelorMittal 10.35% 6/1/19		85,000	109,225
Braskem Finance
6.45% 2/3/24		200,000	214,250
Cemex 144A
9.50% 6/15/18 #		200,000	230,000
CF Industries
5.15% 3/15/34		60,000	64,122

(continues)      NQ-444 [6/14] 8/14 (13027) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
CF Industries
6.875% 5/1/18		235,000	$276,529
7.125% 5/1/20		47,000	57,963
Cia Minera Ares 144A
7.75% 1/23/21 #		200,000	215,500
Crown Americas
4.50% 1/15/23		35,000	34,265
Dow Chemical
8.55% 5/15/19		288,000	370,541
Eastman Chemical
4.65% 10/15/44		115,000	114,264
Fibria Overseas Finance
5.25% 5/12/24		70,000	69,825
FMG Resources August 2006
144A 6.875% 4/1/22 #		293,000	315,341
Georgia-Pacific
8.00% 1/15/24		230,000	310,694
Immucor 11.125% 8/15/19		80,000	89,600
International Paper
3.65% 6/15/24		100,000	100,439
6.00% 11/15/41		135,000	159,654
LSB Industries 7.75% 8/1/19		20,000	21,500
Metalloinvest Finance 144A
6.50% 7/21/16 #		200,000	209,750
Monsanto
3.375% 7/15/24		15,000	15,130
4.40% 7/15/44		205,000	206,298
Mosaic 5.625% 11/15/43		145,000	165,862
Nortek 8.50% 4/15/21		65,000	72,150
Novelis 8.75% 12/15/20		50,000	55,750
OCP 144A 5.625% 4/25/24 #		200,000	210,250
Plains Exploration &
Production
6.50% 11/15/20		75,000	84,094
PolyOne 5.25% 3/15/23		50,000	51,625
Rio Tinto Finance USA
3.50% 11/2/20		105,000	110,015
Ryerson
9.00% 10/15/17		45,000	48,263
11.25% 10/15/18		20,000	22,400
TPC Group 144A
8.75% 12/15/20 #		40,000	44,500
Weyerhaeuser
4.625% 9/15/23		255,000	276,530
Yamana Gold 144A
4.95% 7/15/24 #		75,000	75,641
			4,443,370
Brokerage – 0.27%
Jefferies Group
5.125% 1/20/23		75,000	80,545
6.45% 6/8/27		40,000	45,588
6.50% 1/20/43		30,000	33,205
Lazard Group
4.25% 11/14/20		90,000	94,424
6.85% 6/15/17		147,000	166,888
			420,650
Capital Goods – 1.57%
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #		240,000	256,200
Ball
4.00% 11/15/23		150,000	143,625
5.00% 3/15/22		70,000	72,100
Berry Plastics 5.50% 5/15/22		45,000	45,309
BOE Merger 144A PIK 9.50%
11/1/17 #T		5,000	5,281
Caterpillar 3.40% 5/15/24		205,000	207,757
Consolidated Container 144A
10.125% 7/15/20 #		35,000	35,350
Crane
2.75% 12/15/18		25,000	25,596
4.45% 12/15/23		115,000	121,208
Gates Global 144A
6.00% 7/15/22 #		80,000	80,400
General Electric Capital
Canada Funding
2.42% 5/31/18	CAD	22,000	20,882
Ingersoll-Rand Global Holding
4.25% 6/15/23		290,000	305,649
Milacron 144A
7.75% 2/15/21 #		50,000	55,000
OAS Finance 144A
8.00% 7/2/21 #		200,000	202,500
Odebrecht Offshore Drilling
Finance 144A
6.625% 10/1/22 #		197,780	211,625
Plastipak Holdings 144A
6.50% 10/1/21 #		80,000	84,800
Reynolds Group Issuer
8.25% 2/15/21		100,000	109,250
Rock-Tenn
3.50% 3/1/20		110,000	113,336
4.00% 3/1/23		40,000	41,120
4.45% 3/1/19		20,000	21,693
TransDigm
144A 6.00% 7/15/22 #		70,000	72,013

14 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.50% 7/15/24 #		40,000	$41,700
7.50% 7/15/21		75,000	83,438
URS
3.85% 4/1/17		15,000	15,644
5.00% 4/1/22		55,000	56,132
			2,427,608
Consumer Cyclical – 2.25%
Amazon.com
2.50% 11/29/22		200,000	189,523
American Axle &
Manufacturing
6.25% 3/15/21		75,000	81,000
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #T		85,000	85,425
Daimler 2.75% 12/10/18	NOK	520,000	86,737
Delphi
4.15% 3/15/24		230,000	239,285
6.125% 5/15/21		75,000	84,007
Ford Motor 7.45% 7/16/31		92,000	123,326
General Motors 144A
3.50% 10/2/18 #		80,000	82,000
HD Supply
7.50% 7/15/20		34,000	37,315
11.50% 7/15/20		140,000	168,700
Historic TW 6.875% 6/15/18		315,000	375,931
Host Hotels & Resorts
3.75% 10/15/23		165,000	163,829
4.75% 3/1/23		125,000	133,471
5.875% 6/15/19		40,000	42,986
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	20,182
International Game
Technology
5.35% 10/15/23		165,000	173,176
Landry’s 144A
9.375% 5/1/20 #		115,000	127,075
Levi Strauss 6.875% 5/1/22		85,000	94,137
Magna International
3.625% 6/15/24		90,000	90,912
Marriott International
3.375% 10/15/20		70,000	72,676
Meritor 6.75% 6/15/21		40,000	43,224
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		30,000	30,750
QVC 4.375% 3/15/23		165,000	167,908
Sally Holdings 5.75% 6/1/22		60,000	64,200
Signet UK Finance
4.70% 6/15/24		125,000	127,267
Suburban Propane Partners
7.375% 8/1/21		17,000	18,573
Target
2.30% 6/26/19		55,000	55,465
3.50% 7/1/24		60,000	60,804
Toyota Finance Australia
2.25% 8/31/16	NOK	60,000	9,886
3.04% 12/20/16	NZD	120,000	100,367
TRW Automotive
144A 4.45% 12/1/23 #		140,000	143,850
144A 4.50% 3/1/21 #		70,000	74,025
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 t		35,000	35,481
Wyndham Worldwide
5.625% 3/1/21		65,000	73,363
			3,476,856
Consumer Non-Cyclical – 3.28%
Actavis Funding
144A 3.85% 6/15/24 #		160,000	162,062
144A 4.85% 6/15/44 #		45,000	45,604
Alere 7.25% 7/1/18		15,000	16,425
Amgen 3.625% 5/22/24		215,000	217,340
Boston Scientific
2.65% 10/1/18		75,000	76,744
6.00% 1/15/20		150,000	174,584
CareFusion 6.375% 8/1/19		145,000	169,951
Celgene
3.25% 8/15/22		10,000	9,996
3.625% 5/15/24		5,000	5,022
3.95% 10/15/20		190,000	200,658
4.625% 5/15/44		20,000	20,112
Community Health Systems
144A 6.875% 2/1/22 #		50,000	53,250
8.00% 11/15/19		25,000	27,437
Constellation Brands
6.00% 5/1/22		40,000	45,100
Cosan Luxembourg 144A
5.00% 3/14/23 #		200,000	191,500
Crimson Merger Sub 144A
6.625% 5/15/22 #		90,000	89,437
DaVita HealthCare Partners
5.125% 7/15/24		160,000	161,300
Express Scripts Holding
2.25% 6/15/19		75,000	74,773
3.50% 6/15/24		200,000	198,317

(continues)      NQ-444 [6/14] 8/14 (13027) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #		60,000	$66,600
Gilead Sciences
3.70% 4/1/24		230,000	236,475
HCA Holdings
6.25% 2/15/21		365,000	392,831
JBS Investments 144A
7.75% 10/28/20 #		200,000	215,000
Kimberly-Clark de Mexico
144A 3.80% 4/8/24 #		100,000	101,873
Kinetic Concepts
10.50% 11/1/18		65,000	73,613
Marfrig Overseas 144A
9.50% 5/4/20 #		100,000	108,500
McKesson 3.796% 3/15/24		180,000	184,384
Pernod-Ricard 144A
5.75% 4/7/21 #		150,000	172,678
Prestige Brands 144A
5.375% 12/15/21 #		115,000	117,875
Quest Diagnostics
2.70% 4/1/19		55,000	55,760
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	148,182
SABMiller Holdings 144A
2.45% 1/15/17 #		200,000	206,226
Salix Pharmaceuticals 144A
6.00% 1/15/21 #		120,000	129,000
Smithfield Foods
6.625% 8/15/22		65,000	71,500
Spectrum Brands
6.375% 11/15/20		65,000	70,200
Tenet Healthcare
6.00% 10/1/20		179,000	194,663
8.00% 8/1/20		30,000	32,588
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #		25,000	25,781
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #		40,000	42,650
Zimmer Holdings
3.375% 11/30/21		150,000	153,105
4.625% 11/30/19		90,000	99,695
Zoetis 3.25% 2/1/23		220,000	218,027
			5,056,818
Energy – 4.40%
AmeriGas Finance
7.00% 5/20/22		105,000	116,813
Bristow Group
6.25% 10/15/22		60,000	64,725
Chaparral Energy
7.625% 11/15/22		20,000	21,700
Chesapeake Energy
5.75% 3/15/23		180,000	200,916
Cimarex Energy
4.375% 6/1/24		60,000	61,275
CNOOC Nexen Finance 2014
4.25% 4/30/24		200,000	205,478
Continental Resources
4.50% 4/15/23		230,000	246,120
144A 4.90% 6/1/44 #		75,000	77,803
Drill Rigs Holdings 144A
6.50% 10/1/17 #		85,000	87,337
Ecopetrol 5.875% 5/28/45		55,000	57,160
El Paso Pipeline Partners
Operating 4.30% 5/1/24		160,000	161,942
Enbridge Energy Partners
8.05% 10/1/37 •		155,000	175,383
Energy Transfer Partners
5.95% 10/1/43		170,000	193,206
9.70% 3/15/19		81,000	106,278
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #		85,000	86,913
7.50% 12/15/21		55,000	59,125
EnLink Midstream Partners
4.40% 4/1/24		175,000	183,997
Enterprise Products Operating
7.034% 1/15/68 •		215,000	245,596
Exterran Partners
6.00% 4/1/21		30,000	30,450
Halcon Resources
8.875% 5/15/21		65,000	70,200
Hercules Offshore
144A 6.75% 4/1/22 #		30,000	28,613
144A 8.75% 7/15/21 #		25,000	26,563
KazMunayGas National JSC
144A 9.125% 7/2/18 #		100,000	120,860
Key Energy Services
6.75% 3/1/21		70,000	73,150
Kinder Morgan Energy
Partners 9.00% 2/1/19		135,000	173,192
Laredo Petroleum
7.375% 5/1/22		100,000	112,250
Linn Energy 8.625% 4/15/20		28,000	30,380

16 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Midstates Petroleum
9.25% 6/1/21		105,000	$115,763
Murphy Oil USA
6.00% 8/15/23		120,000	126,900
Newfield Exploration
5.625% 7/1/24		85,000	93,713
Oasis Petroleum 144A
6.875% 3/15/22 #		80,000	87,600
Oleoducto Central 144A
4.00% 5/7/21 #		200,000	200,500
ONGC Videsh 2.50% 5/7/18		200,000	198,086
Pacific Rubiales Energy
144A 5.375% 1/26/19 #		100,000	104,500
144A 7.25% 12/12/21 #		100,000	111,500
PDC Energy 7.75% 10/15/22		30,000	33,600
Petrobras Global Finance
4.875% 3/17/20		120,000	123,552
6.25% 3/17/24		45,000	48,011
Petrobras International
Finance 5.375% 1/27/21		75,000	78,542
Petrohawk Energy
7.25% 8/15/18		150,000	157,125
Petroleos de Venezuela
9.00% 11/17/21		100,000	85,490
Petroleos Mexicanos
6.50% 6/2/41		15,000	17,513
Plains All American Pipeline
8.75% 5/1/19		130,000	167,538
Pride International
6.875% 8/15/20		240,000	292,009
PTT Exploration & Production 144A
4.875% 12/29/49 #•		200,000	202,400
Samson Investment 144A
10.75% 2/15/20 #		100,000	105,875
SandRidge Energy
8.125% 10/15/22		155,000	171,469
Statoil 2.90% 11/8/20		65,000	66,923
Sunoco Logistics Partners
Operations
3.45% 1/15/23		265,000	261,888
Talisman Energy
3.75% 2/1/21		50,000	51,766
5.50% 5/15/42		210,000	228,531
TransCanada PipeLines
6.35% 5/15/67 •		245,000	255,719
Williams 4.55% 6/24/24		75,000	75,893
Williams Partners
3.90% 1/15/25		95,000	95,643
7.25% 2/1/17		120,000	137,235
YPF 144A 8.75% 4/4/24 #		68,000	71,223
			6,783,932
Financials – 1.00%
Comcel Trust 144A
6.875% 2/6/24 #		200,000	216,500
General Electric Capital
3.45% 5/15/24		175,000	175,983
6.00% 8/7/19		165,000	195,669
7.125% 12/29/49 •		300,000	354,612
General Electric Capital
European Funding
2.25% 7/20/20	EUR	43,000	62,249
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	81,281
National Retail Properties
3.80% 10/15/22		15,000	15,322
Nuveen Investments 144A
9.50% 10/15/20 #		105,000	124,950
Trust F 144A
5.25% 12/15/24 #		200,000	210,500
Woodside Finance 144A
8.75% 3/1/19 #		90,000	114,318
			1,551,384
Insurance – 1.21%
Allstate 5.75% 8/15/53 •		100,000	107,593
American International Group
4.125% 2/15/24		160,000	168,757
Berkshire Hathaway Finance
2.90% 10/15/20		100,000	103,137
Chubb 6.375% 3/29/67 •		105,000	117,206
Five Corners Funding Trust
144A 4.419% 11/15/23 #		200,000	211,272
Highmark
144A 4.75% 5/15/21 #		65,000	65,695
144A 6.125% 5/15/41 #		25,000	24,483
Hockey Merger 144A
7.875% 10/1/21 #		80,000	86,100
Liberty Mutual Group
144A 4.25% 6/15/23 #		100,000	103,839
144A 4.95% 5/1/22 #		35,000	38,344
MetLife
3.60% 4/10/24		200,000	204,112
6.40% 12/15/36		120,000	134,700
Onex USI Acquisition 144A
7.75% 1/15/21 #		15,000	15,487

(continues)      NQ-444 [6/14] 8/14 (13027) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Prudential Financial
3.875% 1/14/15	25,000	$25,467
4.50% 11/15/20	30,000	33,113
5.625% 6/15/43 •	50,000	53,734
5.875% 9/15/42 •	70,000	76,387
6.00% 12/1/17	100,000	114,596
Voya Financial
5.65% 5/15/53 •	100,000	102,250
XL Group 6.50% 12/29/49 •	85,000	84,150
		1,870,422
Media – 1.45%
Altice 144A 7.75% 5/15/22 #	200,000	214,000
CCO Holdings
5.25% 9/30/22	40,000	40,750
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #	95,000	101,413
Columbus International 144A
7.375% 3/30/21 #	200,000	216,250
CSC Holdings
144A 5.25% 6/1/24 #	115,000	113,419
6.75% 11/15/21	35,000	38,631
DIRECTV Holdings
4.45% 4/1/24	250,000	265,607
DISH DBS
5.00% 3/15/23	95,000	97,019
5.875% 7/15/22	60,000	65,250
7.875% 9/1/19	38,000	45,220
Gray Television
7.50% 10/1/20	80,000	86,600
Myriad International Holdings
144A 6.375% 7/28/17 #	100,000	110,750
Netflix 144A 5.75% 3/1/24 #	130,000	136,500
Nielsen Luxembourg 144A
5.50% 10/1/21 #	50,000	51,875
Sinclair Television Group
5.375% 4/1/21	100,000	101,125
6.125% 10/1/22	35,000	36,750
Time Warner Cable
8.25% 4/1/19	210,000	266,368
Univision Communications
144A 5.125% 5/15/23 #	135,000	143,606
Viacom 5.25% 4/1/44	95,000	100,745
		2,231,878
Real Estate – 0.93%
Alexandria Real Estate
Equities
3.90% 6/15/23	25,000	24,942
Alexandria Real Estate
Equities
4.60% 4/1/22	155,000	164,150
American Tower Trust I 144A
3.07% 3/15/23 #	110,000	108,936
CBL & Associates
5.25% 12/1/23	75,000	80,109
Corporate Office Properties
3.60% 5/15/23	85,000	81,430
5.25% 2/15/24	95,000	101,966
DDR
4.625% 7/15/22	40,000	42,872
4.75% 4/15/18	75,000	81,696
7.50% 4/1/17	45,000	51,959
7.875% 9/1/20	103,000	130,497
Duke Realty 3.625% 4/15/23	125,000	124,195
Excel Trust 4.625% 5/15/24	50,000	50,948
Healthcare Trust of America
Holdings 3.375% 7/15/21	45,000	45,094
Regency Centers
4.80% 4/15/21	95,000	104,679
WEA Finance 144A
4.625% 5/10/21 #	150,000	172,308
WP Carey 4.60% 4/1/24	70,000	72,889
		1,438,670
Services – 0.64%
Ameristar Casinos
7.50% 4/15/21	55,000	59,400
Avis Budget Car Rental
144A 5.125% 6/1/22 #	75,000	75,281
5.50% 4/1/23	96,000	98,640
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	65,000	66,097
Korea Expressway 144A
1.875% 10/22/17 #	200,000	201,279
MGM Resorts International
11.375% 3/1/18	75,000	97,687
Pinnacle Entertainment
8.75% 5/15/20	20,000	21,900
Service Corp International
144A 5.375% 5/15/24 #	95,000	97,256
Standard Pacific
10.75% 9/15/16	42,000	49,927
United Rentals North America
5.75% 11/15/24	110,000	114,538
Wynn Las Vegas
144A 4.25% 5/30/23 #	50,000	48,625

18 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
Wynn Las Vegas
5.375% 3/15/22	50,000	$52,313
		982,943
Technology – 1.71%
Activision Blizzard 144A
6.125% 9/15/23 #	100,000	110,250
Apple 3.45% 5/6/24	185,000	187,450
Avaya 144A 7.00% 4/1/19 #	40,000	40,200
Baidu 3.25% 8/6/18	200,000	207,133
BMC Software Finance 144A
8.125% 7/15/21 #	185,000	191,244
eBay 4.00% 7/15/42	55,000	49,353
EMC 2.65% 6/1/20	80,000	80,765
Equinix
4.875% 4/1/20	45,000	46,350
5.375% 4/1/23	100,000	102,750
First Data
11.25% 1/15/21	145,000	169,650
11.75% 8/15/21	60,000	71,475
International Business
Machines
3.625% 2/12/24	240,000	246,751
Jabil Circuit 7.75% 7/15/16	9,000	10,226
Microsoft 2.125% 11/15/22	35,000	33,575
National Semiconductor
6.60% 6/15/17	170,000	196,922
NCR Escrow 144A
6.375% 12/15/23 #	105,000	114,450
NetApp 3.25% 12/15/22	115,000	110,940
Oracle
3.40% 7/8/24	55,000	54,875
4.30% 7/8/34	70,000	69,972
Seagate HDD Cayman 144A
4.75% 1/1/25 #	155,000	154,613
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	204,724
Thermo Fisher Scientific
2.40% 2/1/19	110,000	111,239
4.15% 2/1/24	70,000	73,347
Xerox 6.35% 5/15/18	5,000	5,815
		2,644,069
Telecommunications – 3.06%
AT&T 4.80% 6/15/44	300,000	307,483
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	208,510
CC Holdings GS V
3.849% 4/15/23	50,000	50,287
CenturyLink
5.80% 3/15/22	165,000	172,631
6.75% 12/1/23	80,000	87,800
Crown Castle Towers 144A
4.883% 8/15/20 #	360,000	398,180
Digicel Group 144A
8.25% 9/30/20 #	200,000	219,000
Grupo Televisa SAB
5.00% 5/13/45	200,000	201,398
Hughes Satellite Systems
7.625% 6/15/21	35,000	40,250
Intelsat Luxembourg
7.75% 6/1/21	85,000	90,313
8.125% 6/1/23	270,000	292,950
Interpublic Group
4.20% 4/15/24	40,000	41,357
Lamar Media 5.00% 5/1/23	70,000	70,787
Level 3 Financing 144A
6.125% 1/15/21 #	50,000	53,750
MDC Partners 144A
6.75% 4/1/20 #	75,000	79,500
MetroPCS Wireless
6.625% 11/15/20	30,000	32,137
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	216,000
Mobile Telesystems 144A
8.625% 6/22/20 #	100,000	118,790
SBA Tower Trust 144A
2.24% 4/16/18 #	55,000	54,679
SES 144A 3.60% 4/4/23 #	200,000	202,765
SES Global Americas Holdings
144A 5.30% 3/25/44 #	150,000	160,687
Sprint
144A 7.125% 6/15/24 #	140,000	148,750
144A 7.25% 9/15/21 #	110,000	121,687
144A 7.875% 9/15/23 #	30,000	33,450
Sprint Capital 6.90% 5/1/19	80,000	88,600
Telefonica Emisiones SAU
4.57% 4/27/23	150,000	159,606
6.421% 6/20/16	80,000	88,113
Telemar Norte Leste 144A
5.50% 10/23/20 #	200,000	205,940
T-Mobile USA
6.125% 1/15/22	80,000	85,200
Verizon Communications
5.15% 9/15/23	110,000	123,329
6.40% 9/15/33	68,000	83,543
6.55% 9/15/43	160,000	202,088
Viacom 4.375% 3/15/43	40,000	37,277

(continues)      NQ-444 [6/14] 8/14 (13027) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Windstream
7.50% 4/1/23	25,000	$27,188
7.75% 10/1/21	50,000	54,875
Zayo Group 10.125% 7/1/20	140,000	162,575
		4,721,475
Transportation – 0.56%
Air Medical Group Holdings
9.25% 11/1/18	43,000	46,010
Brambles USA 144A
3.95% 4/1/15 #	50,000	51,076
Burlington Northern
Santa Fe 4.90% 4/1/44	125,000	134,158
DP World 144A
6.85% 7/2/37 #	100,000	112,000
ERAC USA Finance 144A
5.25% 10/1/20 #	220,000	250,249
Norfolk Southern
3.85% 1/15/24	70,000	72,995
4.80% 8/15/43	30,000	32,044
United Parcel Service
5.125% 4/1/19	145,000	166,130
		864,662
Utilities – 3.51%
AES
5.50% 3/15/24	185,000	190,087
7.375% 7/1/21	33,000	38,775
AES Gener 144A
8.375% 12/18/73 #•	200,000	225,500
Ameren Illinois
9.75% 11/15/18	235,000	310,310
American Transmission
Systems 144A
5.25% 1/15/22 #	205,000	224,438
Berkshire Hathaway Energy
3.75% 11/15/23	125,000	129,028
Calpine 144A
6.00% 1/15/22 #	125,000	135,313
CenterPoint Energy
5.95% 2/1/17	5,000	5,588
Cleveland Electric Illuminating
5.50% 8/15/24	80,000	93,336
CMS Energy 6.25% 2/1/20	95,000	112,894
ComEd Financing III
6.35% 3/15/33	90,000	91,125
Electricite de France
144A 4.60% 1/27/20 #	95,000	105,757
144A 5.25% 1/29/49 #•	310,000	317,015
Enel 144A
8.75% 9/24/73 #•	200,000	236,000
Entergy Arkansas
3.70% 6/1/24	35,000	36,412
Entergy Louisiana
4.05% 9/1/23	215,000	229,387
Exelon Generation
4.25% 6/15/22	180,000	188,264
Great Plains Energy
4.85% 6/1/21	65,000	71,936
5.292% 6/15/22	120,000	137,397
Integrys Energy Group
6.11% 12/1/66 •	145,000	149,070
Ipalco Enterprises
5.00% 5/1/18	55,000	58,987
ITC Holdings 3.65% 6/15/24	35,000	34,952
LG&E & KU Energy
3.75% 11/15/20	100,000	105,956
4.375% 10/1/21	165,000	176,988
Metropolitan Edison 144A
4.00% 4/15/25 #	55,000	55,595
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	115,000	113,460
NextEra Energy Capital
Holdings
2.40% 9/15/19	120,000	120,794
3.625% 6/15/23	55,000	55,562
6.35% 10/1/66 •	5,000	4,934
NiSource Finance
6.125% 3/1/22	85,000	100,622
NRG Energy 144A
6.25% 5/1/24 #	40,000	41,850
NV Energy 6.25% 11/15/20	160,000	189,077
Pennsylvania Electric
5.20% 4/1/20	110,000	121,980
Public Service of Oklahoma
5.15% 12/1/19	310,000	350,098
Public Service of
New Hampshire
3.50% 11/1/23	70,000	72,303
Puget Energy 6.00% 9/1/21	45,000	53,112
Saudi Electricity Global Sukuk
3 144A 4.00% 4/8/24 #	200,000	204,050
SCANA 4.125% 2/1/22	115,000	120,440
State Grid Overseas
Investment 2014 144A
4.125% 5/7/24 #	200,000	205,644

20 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Wisconsin Energy
6.25% 5/15/67 •	200,000	$206,635
		5,420,671
Total Corporate Bonds
(cost $49,312,702)		51,444,527

Municipal Bonds – 0.29%
California Statewide
Communities Development
Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	35,000	37,893
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	80,000	58,410
5.75% 6/1/47	90,000	71,761
New Jersey State
Transportation Trust Fund
Series A 5.00% 6/15/42	15,000	15,841
Series AA 5.00% 6/15/44	50,000	53,055
New York City, New York
Series I 5.00% 8/1/22	35,000	41,642
New York City, New York
Water & Sewer System
Series BB 5.00% 6/15/47	15,000	16,320
New York State Thruway
Authority
Series A 5.00% 5/1/19	45,000	52,309
State of Maryland Local
Facilities
Series A 5.00% 8/1/21	45,000	54,740
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue Bond
(NTE Mobility)
6.75% 6/30/43 (AMT)	35,000	41,879
Total Municipal Bonds
(cost $423,821)		443,850

Non-Agency Asset-Backed Securities – 1.01%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	109,329
Ally Master Owner Trust
Series 2013-2 A
0.602% 4/15/18 •	105,000	105,190
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	100,000	99,960
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	104,724
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	99,946
Series 2014-1A A 144A
2.46% 7/20/20 #	100,000	100,717
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	74,607	75,276
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20	100,000	113,680
Citibank Credit Card Issuance
Trust
Series 2014-A5 A5
2.68% 6/7/23	100,000	100,352
Discover Card Execution Note
Trust
Series 2014-A3 A3
1.22% 10/15/19	200,000	200,442
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43 #	80,869	80,556
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,970
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	100,035
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.552% 10/15/15 #•	170,000	171,793
Total Non-Agency
Asset-Backed Securities
(cost $1,560,951)		1,561,970

(continues)      NQ-444 [6/14] 8/14 (13027) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations – 0.19%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	2,561	$2,646
Series 2005-6 7A1
5.50% 7/25/20	1,920	1,958
ChaseFlex Trust
Series 2006-1 A4
5.137% 6/25/36 •	100,000	86,632
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	60,676	60,806
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	63,784	63,787
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 t	36,138	36,905
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	19,834	20,164
Series 2006-AR5 2A1
2.615% 4/25/36 •	13,544	13,230
Total Non-Agency
Collateralized Mortgage
Obligations (cost $242,007)		286,128

Senior Secured Loans – 6.13%«
Activision Blizzard Tranche B
1st Lien 3.25% 9/12/20	220,350	221,238
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	263,675	263,728
ARAMARK Tranche E
3.25% 9/7/19	124,688	124,259
Azure Midstream Tranche B
6.50% 10/21/18	94,908	95,739
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	243,463	244,162
Burlington Coat Factory
Warehouse Tranche B2
4.25% 2/23/17	174,187	175,629
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	90,000	90,064
Calpine Construction Finance
Tranche B 3.00% 5/1/20	287,100	282,486
Chrysler Group Tranche B 1st
Lien 3.50% 5/24/17	14,809	14,886
Clear Channel
Communications Tranche B
3.65% 1/29/16	425,000	422,475
Community Health Systems
Tranche D 4.25% 1/27/21	174,109	175,401
Community Health Systems
Tranche E 3.25% 1/25/17	44,791	44,952
Delta Air Lines Tranche B 1st
Lien 3.50% 4/20/17	77,771	77,861
Drillships Financing Holdings
Tranche B1
6.00% 2/17/21	84,363	85,628
Emdeon 1st Lien
3.75% 11/2/18	131,511	131,741
First Data Tranche B 1st Lien
4.00% 3/24/21	292,556	293,627
HCA Tranche B4
2.75% 5/1/18	312,638	313,419
HCA Tranche B5 1st Lien
2.75% 3/31/17	237,208	238,033
Hilton Worldwide Finance
Tranche B2
3.50% 9/23/20	499,500	499,200
Houghton International 1st
Lien 4.00% 12/10/19	349,675	350,331
Huntsman International
Tranche B
3.75% 10/11/20	350,000	350,217
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	87,978	88,431
Immucor Tranche B2
5.00% 8/19/18	293,115	295,222
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	273,448	274,260
KIK Custom Products 1st Lien
5.50% 5/17/19	746,238	747,753
Landry’s Tranche B
4.00% 4/24/18	84,277	84,593
Level 3 Financing Tranche B
4.00% 1/15/20	125,000	125,406
Moxie Liberty Tranche B
7.50% 8/21/20	10,000	10,275
NEP Tranche B 1st Lien
4.25% 1/22/20	89,775	89,971
Novelis Tranche B
3.75% 3/10/17	92,564	92,807
Nuveen Investments 1st Lien
4.00% 5/13/17	115,000	115,327

22 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Nuveen Investments 2nd Lien
6.50% 2/28/19		470,000	$475,372
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19		52,875	52,984
Patheon 4.25% 1/23/21		55,000	54,656
Ply Gem Industries 1st Lien
4.00% 1/22/21		229,425	228,335
Remy International Tranche B
1st Lien 4.25% 3/5/20		61,246	61,399
Republic of Angola
6.57% 12/16/23		175,000	175,000
Samson Investment 2nd Lien
5.00% 9/25/18		120,000	120,246
Scientific Games International
4.25% 5/22/20		144,275	143,035
Sensus USA 2nd Lien
8.50% 4/13/18		85,000	85,478
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19		45,311	45,481
Sprouts Farmers
4.00% 4/12/20		109,211	109,621
Truven Health Analytics
Tranche B 4.50% 5/23/19		19,651	19,491
Univision Communications
Tranche C4 4.00% 3/1/20		322,444	322,595
USI Insurance Services
Tranche B 1st Lien
4.25% 12/3/18		88,655	88,895
Valeant Pharmaceuticals
International Tranche BE
3.75% 8/5/20		227,930	228,016
Wide Open West Finance
4.75% 3/27/19		429,563	431,878
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		401,231	402,297
Total Senior Secured Loans
(cost $9,393,196)			9,463,900

Sovereign Bonds – 0.53%Δ
Brazil – 0.02%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	74,000	28,004
			28,004
Iceland – 0.07%
Republic of Iceland 144A
5.875% 5/11/22 #		100,000	110,526
			110,526
Indonesia – 0.15%
Perusahaan Penerbit
Indonesia 144A
6.125% 3/15/19 #		200,000	223,250
			223,250
Mexico – 0.02%
Mexican Bonos
6.50% 6/10/21	MXN	101,000	8,377
7.75% 5/29/31	MXN	199,000	17,576
			25,953
Panama – 0.05%
Panama Government
International Bond
8.875% 9/30/27		57,000	81,937
			81,937
Poland – 0.02%
Poland Government Bond
4.00% 10/25/23	PLN	72,000	24,747
			24,747
Republic of Korea – 0.06%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	101,706,204	97,204
			97,204
Romania – 0.04%
Romanian Government
International Bond 144A
4.875% 1/22/24 #		62,000	66,263
			66,263
South Africa – 0.01%
South Africa Government
Bond 8.00% 12/21/18	ZAR	200,000	19,120
			19,120
Sweden – 0.04%
Sweden Government Bond
1.50% 11/13/23	SEK	305,000	44,842
5.00% 12/1/20	SEK	75,000	13,797
			58,639
Uruguay – 0.05%
Uruguay Government
International Bond
5.10% 6/18/50		75,000	74,250
			74,250
Total Sovereign Bonds
(cost $763,523)			809,893

(continues)     NQ-444 [6/14] 8/14 (13027) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Supranational Banks – 0.05%
International Bank for
Reconstruction &
Development
1.375% 6/23/19	SEK	270,000	$40,591
2.923% 9/24/18 •	AUD	18,000	16,995
4.625% 2/26/19	NZD	25,000	21,823
Total Supranational Banks
(cost $78,911)			79,409

U.S. Treasury Obligations – 2.67%
U.S. Treasury Bond
3.625% 2/15/44		3,225,000	3,403,888
U.S. Treasury Notes
1.50% 5/31/19		85,000	84,578
2.50% 5/15/24		630,000	629,163
Total U.S. Treasury
Obligations
(cost $4,013,833)			4,117,629

		Number of shares
Preferred Stock – 0.42%
Alabama Power 5.625%		2,305	57,279
Integrys Energy Group
6.00% •		3,500	92,085
National Retail Properties
5.70%		2,120	48,421
Public Storage 5.20%		2,050	45,387
Regions Financial 6.375% •		2,500	64,350
U.S. Bancorp 3.50% •		400	336,500
Total Preferred Stock
(cost $592,377)			644,022

		Principal amount°
Short-Term Investments – 6.44%
Discount Notes – 3.34%≠
Federal Home Loan Bank
0.03% 7/21/14		628,342	628,335
0.05% 7/28/14		589,596	589,588
0.05% 8/14/14		1,957,878	1,957,831
0.05% 8/15/14		322,837	322,829
0.06% 8/18/14		1,140,912	1,140,881
0.075% 11/19/14		512,440	512,340
			5,151,804
Repurchase Agreements – 2.30%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$1,632,685 (collateralized
by U.S. government
obligations 0.25% -
3.625% 12/31/15 -
8/15/43; market value
$1,665,337)		1,632,683	1,632,683
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price $544,229
(collateralized by U.S.
government obligations
0.00% - 2.625% 9/30/14
- 11/15/20; market value
$555,113)		544,228	544,228
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$1,379,093 (collateralized
by U.S. government
obligations 0.00%
1.625% 11/13/14 -
4/30/19; market value
$1,406,672)		1,379,089	1,379,089
			3,556,000
U.S. Treasury Obligation – 0.80%≠
U.S. Treasury Bill 0.093%
11/13/14		1,227,042	1,226,830
			1,226,830
Total Short-Term
Investments
(cost $9,934,207)			9,934,634

Total Value of
Securities – 103.67%
(cost $137,163,765)			159,993,390

Liabilities Net of
Receivables and Other
Assets – (3.67%)«			(5,662,487)
Net Assets – 100.00%			$154,330,903

24 NQ-444 [6/14] 8/14 (13027)

(Unaudited)
___________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $20,184,860, which represents 13.08% of the Fund’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,416,946, which represents 0.92% of the Fund’s net assets. See Note 5 in “Notes.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.
«	Of this amount,$157,000 represents cash held as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014,the aggregate value of fair valued securities was $124,073, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(30,443)	USD	28,000	7/11/14	$(528)
BAML	EUR	(73,082)	USD	99,682	7/11/14	(389)
BAML	NZD	(40,524)	USD	35,000	7/11/14	(442)
BNP	AUD	(101,526)	USD	93,703	7/11/14	(1,960)
JPMC	KRW	(72,650,800)	USD	70,791	7/11/14	(965)
TD	JPY	(9,837,481)	USD	96,481	7/11/14	(626)
TD	MXN	(1,670,241)	USD	127,583	7/11/14	(1,031)
						$(5,941)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	E-mini MSCI EAFE
(8)	Index	$(783,297)	$(787,560)	9/22/14	$(4,263)
	E-mini MSCI Emerging
(15)	Markets Index	(781,308)	(780,525)	9/22/14	783
(8)	E-mini S&P 500 Index	(771,337)	(780,960)	9/22/14	(9,623)
(40)	U.S. Treasury 5 yr Notes	(4,784,267)	(4,778,438)	10/6/14	5,829
	U.S. Treasury 10 yr
(21)	Notes	(2,609,623)	(2,628,609)	9/22/14	(18,986)
	U.S. Treasury Long
12	Bonds	1,654,815	1,646,250	9/22/14	(8,565)
		$(8,075,017)			$(34,825)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection
	Purchased:
MSC	CDX.EM.21	$295,000	5.00%	6/20/19	$(4,847)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

(continues)     NQ-444 [6/14] 8/14 (13027) 25

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

Summary of abbreviations:
ADR − American Depositary Receipt
AMT − Subject to Alternative Minimum Tax
ARM − Adjustable Rate Mortgage
AUD − Australian Dollar
BAML − Bank of America Merrill Lynch
BNP − Banque Paribas
BRL − Brazilian Real
CAD − Canadian Dollar
CDS − Credit Default Swap
CDX.EM − Credit Default Swap Index Emerging Markets
CVA − Dutch Certificate
DB − Deutsche Bank
ETF − Exchange-Traded Fund
EUR − European Monetary Unit
GDR − Global Depositary Receipt
GNMA − Government National Mortgage Association
HSBC − Hong Kong Shanghai Bank
JPMC − JPMorgan Chase Bank
JPY − Japanese Yen
KRW − South KoreanWon
MSC − Morgan Stanley Capital
MXN − Mexican Peso
NCUA − National Credit Union Administration
NOK − Norwegian Krone
NVDR − Non-Voting Depositary Receipt
NZD − New Zealand Dollar
PIK − Pay-in-kind
PLN − Polish Zloty
REIT − Real Estate Investment Trust
REMIC − Real Estate Mortgage Investment Conduit
SEK − Swedish Krona
S.F. − Single Family
TBA − To be announced
TD − Toronto Dominion Bank
UBS − Union Bank of Switzerland
USD − United States Dollar
yr − Year
ZAR − South African Rand

26 NQ-444 [6/14] 8/14 (13027)

Notes

Delaware Foundation® Conservative Allocation Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (Sept. 30, 2010–Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

(continues)     NQ-444 [6/14] 8/14 (13027) 27

Notes

June 30, 2014 (Unaudited)

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (Examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

28 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$137,739,966
Aggregate unrealized appreciation	$24,622,463
Aggregate unrealized depreciation	(2,369,039)
Net unrealized appreciation	$22,253,424

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-444 [6/14] 8/14 (13027) 29

Notes
June 30, 2014 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities[1]	$—	$18,233,871	$230,663	$18,464,534
Corporate Debt	—	53,067,868	—	53,067,868
Foreign Debt	—	889,302	—	889,302
Municipal Bonds	—	443,850	—	443,850
Senior Secured Loans[1]	—	9,288,900	175,000	9,463,900
Common Stock
Consumer Discretionary	7,075,171	—	—	7,075,171
Consumer Staples	6,367,957	—	—	6,367,957
Energy	6,003,704	—	—	6,003,704
Financials	10,586,961	124,073	—	10,711,034
Healthcare	8,020,933	—	—	8,020,933
Industrials	6,064,026	—	—	6,064,026
Information Technology	10,845,638	—	—	10,845,638
Materials	3,376,493	33,009	—	3,409,502
Telecommunication Services	3,059,068	—	—	3,059,068
Utilities	843,472	—	—	843,472
Convertible Preferred Stock[1]	231,979	208,929	—	440,908
Exchange-Traded Funds	126,238	—	—	126,238
Preferred Stock	644,022	—	—	644,022
U.S. Treasury Obligations	—	4,117,629	—	4,117,629
Short-Term Investments	—	9,934,634	—	9,934,634
Total	$63,245,662	$96,342,065	$405,663	$159,993,390
Foreign Currency Exchange Contracts	$—	$(5,941)	$—	$(5,941)
Futures Contracts	(34,825)	—	—	(34,825)
Swap Contracts	—	(4,847)	—	(4,847)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	98.75%	1.25%	100.00%
Senior Secured Loans	—	98.15%	1.85%	100.00%
Convertible Preferred Stock	52.61%	47.39%	—	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s

30 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in market interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written.

(continues)     NQ-444 [6/14] 8/14 (13027) 31

Notes
June 30, 2014 (Unaudited)

3. Derivatives (continued)

Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended June 30, 2014.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or at least Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended June 30, 2014, the Fund did not enter into any CDS contract as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held

32 NQ-444 [6/14] 8/14 (13027)

(Unaudited)

is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended June 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BB by S&P and lower than Ba by Moody’s or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

(continues)     NQ-444 [6/14] 8/14 (13027) 33

Notes
June 30, 2014 (Unaudited)

5. Credit and Market Risk (continued)

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

34 NQ-444 [6/14] 8/14 (13027)

Schedule of investments

Delaware Foundation® Growth Allocation Fund
June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 80.19%
U.S. Markets – 43.13%
Consumer Discretionary – 4.37%
BorgWarner	640	$41,722
Buffalo Wild Wings †	340	56,341
Carnival	900	33,885
Cheesecake Factory	745	34,583
Cinemark Holdings	660	23,338
Comcast Special Class A	1,900	101,327
Del Frisco’s Restaurant Group †	1,190	32,796
DSW Class A	1,610	44,983
Express †	1,490	25,375
Ford Motor	5,710	98,440
G-III Apparel Group †	805	65,736
Iconix Brand Group †	1,350	57,969
Jack in the Box	965	57,746
Johnson Controls	7,900	394,447
L Brands	7,077	415,137
Liberty Interactive Class A †	17,799	522,579
Lowe’s	8,100	388,719
Macy’s	1,590	92,252
Madden (Steven) †	1,772	60,780
McDonald’s	1,140	114,844
National CineMedia	1,830	32,043
NIKE Class B	3,636	281,972
Nordstrom	1,060	72,006
Popeyes Louisiana Kitchen †	1,280	55,949
Priceline Group †	437	525,711
Regal Entertainment Group Class A	1,090	22,999
Sally Beauty Holdings †	6,534	163,873
Shutterfly †	780	33,587
Starbucks	1,370	106,011
Tenneco †	1,055	69,313
Tractor Supply	720	43,488
Urban Outfitters †	1,660	56,208
Viacom Class B	500	43,365
		4,169,524
Consumer Staples – 3.29%
Archer-Daniels-Midland	10,300	454,333
Avon Products	5,800	84,738
Casey’s General Stores	730	51,312
Coca-Cola	970	41,089
CVS Caremark	6,560	494,427
General Mills	1,530	80,386
J&J Snack Foods	415	39,060
Kimberly-Clark	610	67,844
Kraft Foods Group	6,633	397,648
Mondelez International Class A	10,400	391,144
PepsiCo	1,540	137,584
Procter & Gamble	2,290	179,971
Susser Holdings †	465	37,535
Walgreen	9,210	682,737
		3,139,808
Energy – 4.64%
Bonanza Creek Energy †	220	12,582
Bristow Group	315	25,395
C&J Energy Services †	1,040	35,131
Carrizo Oil & Gas †	840	58,178
Chevron	4,560	595,308
ConocoPhillips	4,600	394,358
Core Laboratories	160	26,730
Diamondback Energy †	395	35,076
EOG Resources	7,180	839,055
Exxon Mobil	1,730	174,176
Halliburton	5,900	418,959
Jones Energy Class A @†	1,595	32,697
Kodiak Oil & Gas †	2,855	41,540
Marathon Oil	12,100	483,032
National Oilwell Varco	770	63,409
Occidental Petroleum	4,820	494,677
Parsley Energy Class A †	375	9,026
Pioneer Energy Services †	920	16,137
RigNet †	1,075	57,857
Rosetta Resources †	905	49,639
RSP Permian †	590	19,140
Schlumberger	1,340	158,053
Williams	6,662	387,795
		4,427,950
Financials – 8.43%
AFLAC	1,380	85,905
Allstate	6,700	393,424
American Campus Communities	550	21,032
American Equity Investment Life Holding	2,125	52,275
American Tower	1,030	92,679
Ameriprise Financial	540	64,800
AMERISAFE	725	29,486
Apartment Investment & Management	900	29,043
AvalonBay Communities	650	92,423

(continues)     NQ-452 [6/14] 8/14 (13028) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Bank of New York Mellon	11,100	$416,028
BB&T	9,900	390,357
BBCN Bancorp	2,230	35,569
BlackRock	230	73,508
Boston Properties	850	100,453
Brandywine Realty Trust	2,750	42,900
Bryn Mawr Bank	395	11,502
Camden Property Trust	400	28,460
Capital Bank Financial †	635	14,992
Capital One Financial	1,360	112,336
Cardinal Financial	2,175	40,151
Citigroup	2,510	118,221
City Holding	855	38,578
CME Group	3,393	240,733
Corporate Office Properties Trust	725	20,162
Cousins Properties	1,750	21,787
Crown Castle International	7,828	581,307
DCT Industrial Trust	7,280	59,769
DDR	3,150	55,535
Douglas Emmett	1,725	48,679
Duke Realty	3,400	61,744
DuPont Fabros Technology	1,605	43,271
EastGroup Properties	365	23,444
EPR Properties	1,410	78,777
Equity Lifestyle Properties	475	20,976
Equity One	900	21,231
Equity Residential	1,675	105,525
Essex Property Trust	350	64,719
Evercore Partners Class A	1,355	78,102
Extra Space Storage	450	23,963
Federal Realty Investment Trust	175	21,161
Fidelity & Guaranty Life	1,830	43,810
First Industrial Realty Trust	1,975	37,209
First NBC Bank Holding †	980	32,840
First Potomac Realty Trust	1,050	13,776
Flushing Financial	1,480	30,414
General Growth Properties	3,625	85,405
Greenhill & Co	505	24,871
Health Care REIT	500	31,335
Healthcare Realty Trust	975	24,785
Healthcare Trust of America Class A	1,825	21,973
Highwoods Properties	975	40,901
Host Hotels & Resorts	5,875	129,309
Independent Bank @	960	36,845
Infinity Property & Casualty @	450	30,253
IntercontinentalExchange Group	2,113	399,146
Invesco	1,790	67,573
JPMorgan Chase	3,220	185,536
Kilroy Realty	600	37,368
Kimco Realty	1,800	41,364
Kite Realty Group Trust	7,290	44,761
LaSalle Hotel Properties	2,105	74,285
Lexington Realty Trust	2,075	22,846
Liberty Property Trust	500	18,965
LTC Properties	175	6,832
Macerich	525	35,044
Maiden Holdings	167	2,019
Marsh & McLennan	7,600	393,832
National Retail Properties	2,235	83,120
Park National	162	12,506
Pebblebrook Hotel Trust	700	25,872
Post Properties	600	32,076
Primerica	945	45,218
Progressive	7,785	197,428
Prologis	2,400	98,616
Prosperity Bancshares	800	50,080
Prudential Financial	660	58,588
PS Business Parks	275	22,960
Public Storage	450	77,107
Ramco-Gershenson Properties Trust	3,775	62,741
Raymond James Financial	1,620	82,183
Regency Centers	750	41,760
RLJ Lodging Trust	1,025	29,612
Sabra Health Care REIT	525	15,073
Selective Insurance Group @	1,375	33,990
Simon Property Group	1,425	236,949
SL Green Realty	650	71,117
Sovran Self Storage	535	41,329
Spirit Realty Capital	2,625	29,820
State Street	1,020	68,605
Sterling Bancorp	3,305	39,660
Stifel Financial †	875	41,431
Strategic Hotels & Resorts †	2,825	33,081
Susquehanna Bancshares	3,610	38,122
Tanger Factory Outlet Centers	1,025	35,844
Taubman Centers	250	18,953
Texas Capital Bancshares †	770	41,541
Travelers	940	88,426

2 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
UDR	1,550	$44,377
United Fire Group	950	27,854
Ventas	1,450	92,945
Vornado Realty Trust	975	104,062
Washington Prime Group †	713	13,352
Webster Financial	1,365	43,052
Wells Fargo	3,030	159,257
Western Alliance Bancorp †	1,760	41,888
		8,048,899
Healthcare – 6.22%
AbbVie	2,400	135,456
Acorda Therapeutics †	1,170	39,441
Air Methods †	1,020	52,683
Akorn †	1,135	37,739
Align Technology †	395	22,136
Alkermes †	1,070	53,853
Allergan	3,958	669,773
Auxilium Pharmaceuticals †	2,020	40,521
Baxter International	5,300	383,190
Cardinal Health	5,600	383,936
Celgene †	9,888	849,181
Cepheid †	895	42,906
Conmed	1,065	47,020
Cross Country Healthcare †	2,610	17,017
CryoLife	2,585	23,136
DexCom †	985	39,065
Express Scripts †	1,660	115,088
Gilead Sciences †	1,970	163,333
InterMune †	1,710	75,497
Johnson & Johnson	4,040	422,665
Medicines †	685	19,906
Merck	9,300	538,005
Merit Medical Systems †	1,488	22,469
NPS Pharmaceuticals †	1,265	41,808
Perrigo	1,622	236,423
Pfizer	18,888	560,596
Prestige Brands Holdings †	890	30,162
Quest Diagnostics	6,600	387,354
Quidel †	1,445	31,949
Spectrum Pharmaceuticals †	2,665	21,666
Thermo Fisher Scientific	1,070	126,260
UnitedHealth Group	1,500	122,625
Vertex Pharmaceuticals †	460	43,553
WellCare Health Plans †	540	40,316
West Pharmaceutical Services	1,250	52,725
Zoetis	1,580	50,987
		5,940,440
Industrials – 3.39%
AAON	1,550	51,956
Acuity Brands	145	20,046
Applied Industrial Technologies	1,015	51,491
Barnes Group	1,345	51,836
Caterpillar	320	34,774
Chart Industries †	200	16,548
Columbus McKinnon	1,590	43,009
Cummins	350	54,001
Deere	430	38,937
Eaton	920	71,006
ESCO Technologies	725	25,114
Esterline Technologies †	630	72,526
FedEx	460	69,635
General Electric	6,610	173,711
Granite Construction	1,140	41,017
Honeywell International	1,040	96,668
Hunt (J.B.) Transport Services	700	51,646
Kadant	1,145	44,025
KEYW Holding †	3,255	40,915
Kforce	2,510	54,341
Lockheed Martin	560	90,009
MasTec †	655	20,187
McGrath RentCorp	1,260	46,305
MYR Group †	930	23,557
Nielsen Holdings	1,280	61,965
Northrop Grumman	3,100	370,853
NOW †	1	18
Parker Hannifin	550	69,151
Raytheon	4,000	369,000
Republic Services	1,680	63,790
Roadrunner Transportation Systems †	1,460	41,026
Rockwell Collins	370	28,912
Tetra Tech	1,215	33,413
Union Pacific	1,420	141,645
United Stationers	1,195	49,557
United Technologies	1,170	135,077
URS	1,120	51,352
US Ecology	875	42,831
WageWorks †	1,075	51,826

(continues)     NQ-452 [6/14] 8/14 (13028) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
Waste Management	8,800	$393,624
XPO Logistics †	1,710	48,940
		3,236,240
Information Technology – 9.86%
Accenture Class A	1,240	100,242
Adobe Systems †	7,843	567,519
Anixter International	490	49,034
Apple	2,660	247,194
Applied Micro Circuits †	3,715	40,159
Avago Technologies	760	54,773
Brightcove †	4,110	43,319
Broadcom Class A	10,900	404,608
Callidus Software †	1,295	15,462
Cisco Systems	18,140	450,779
eBay †	8,834	442,230
EMC	4,520	119,057
Equinix †	1,987	417,449
ExlService Holdings †	615	18,112
Facebook Class A †	1,360	91,514
FARO Technologies †	940	46,173
Google Class A †	740	432,656
Google Class C †	510	293,393
Guidewire Software †	800	32,528
Intel	16,180	499,962
International Business Machines	150	27,191
InterXion Holding †	1,265	34,636
Intuit	4,909	395,322
j2 Global @	925	47,045
Marin Software †	1,610	18,950
MasterCard Class A	8,536	627,140
Microsoft	19,585	816,695
Motorola Solutions	1,971	131,209
NETGEAR †	1,025	35,639
Plantronics	680	32,674
Proofpoint †	1,380	51,695
QUALCOMM	9,899	784,001
Rally Software Development †	2,875	31,309
Rocket Fuel †	1,010	31,401
Rofin-Sinar Technologies †	1,535	36,901
salesforce.com †	1,090	63,307
SciQuest †	1,770	31,311
Semtech †	1,675	43,801
SS&C Technologies Holdings †	900	39,798
Synaptics †	570	51,665
TeleTech Holdings †	1,385	40,151
Teradata †	1,951	78,430
Texas Instruments	1,450	69,295
Trulia †	305	14,451
VeriFone Systems †	3,678	135,167
Visa Class A	3,227	679,961
Xerox	31,700	394,348
Yahoo †	4,500	158,085
Yelp †	1,880	144,158
		9,411,899
Materials – 1.12%
Axiall	910	43,016
Boise Cascade †	1,325	37,948
Chemtura †	1,900	49,647
duPont (E.I.) deNemours	6,900	451,536
Eastman Chemical	1,040	90,844
Huntsman	1,880	52,828
Innophos Holdings	545	31,376
International Paper	700	35,329
Kaiser Aluminum	490	35,706
Materion	735	27,188
MeadWestvaco	1,970	87,192
Neenah Paper	740	39,331
Taminco †	1,755	40,821
U.S. Silica Holdings	390	21,622
Worthington Industries	540	23,242
		1,067,626
Telecommunication Services – 1.03%
AT&T	15,080	533,229
Atlantic Tele-Network	465	26,970
inContact †	4,035	37,082
Verizon Communications	7,900	386,547
		983,828
Utilities – 0.78%
Cleco	870	51,287
Edison International	7,630	443,379
MDU Resources Group	2,020	70,902
NorthWestern	810	42,274
OGE Energy	1,810	70,735
Sempra Energy	630	65,967
		744,544
Total U.S. Markets
(cost $24,179,279)		41,170,758

4 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets – 25.57%§
Consumer Discretionary – 4.03%
Adidas	820	$83,052
Bayerische Motoren Werke	2,715	344,316
Benesse Holdings	1,700	73,745
Cie Financiere Richemont Class A	640	67,150
Compass Group	7,000	121,845
Denso	1,700	81,128
Don Quijote Holdings	1,800	100,380
Hennes & Mauritz Class B	1,270	55,490
Kering	922	202,181
LVMH Moet Hennessy Louis Vuitton	360	69,405
NHK Spring	7,500	70,325
Nitori Holdings	6,342	346,787
Publicis Groupe	4,962	420,834
Sands China	10,400	78,567
Shimamura	700	68,815
Shimano	700	77,659
Sodexo	830	89,270
Swatch Group	160	96,612
Techtronic Industries	64,000	205,204
Toyota Motor	11,286	677,728
USS	4,900	83,621
WPP	4,670	101,830
Yue Yuen Industrial Holdings	100,000	334,824
		3,850,768
Consumer Staples – 3.12%
Anheuser-Busch InBev	1,600	183,808
Aryzta †	5,461	517,251
British American Tobacco	2,450	145,843
Carlsberg Class B	3,009	324,122
Coca-Cola Amatil	24,997	223,016
Danone	755	56,072
Diageo	4,770	152,342
Heineken	1,030	73,943
Kao	2,700	106,252
Koninklijke Ahold	3,420	64,202
L’Oreal	685	118,039
Meiji Holdings	1,100	72,852
Nestle	2,960	229,297
Reckitt Benckiser Group	760	66,340
SABMiller	1,130	65,526
Tesco	46,317	225,296
Unilever	1,755	79,630
Unilever CVA	2,290	100,198
Wesfarmers	1,400	55,243
Woolworths	3,650	121,238
		2,980,510
Energy – 1.28%
AMEC	3,880	80,686
BG Group	4,590	97,022
CGG †	4,000	56,632
Neste Oil	3,180	62,048
Saipem	12,771	344,488
Subsea 7	16,350	305,009
Total	3,782	273,321
		1,219,206
Financials – 3.80%
AIA Group	14,800	74,379
AXA	17,254	412,375
Banco Espirito Santo Class R †	65,000	53,579
Bank Leumi Le-Israel BM †	17,700	69,067
Commonwealth Bank of
Australia	1,880	143,403
Daito Trust Construction	900	105,799
Daiwa Securities Group	10,000	86,562
Exor	1,520	62,417
Intesa Sanpaolo	35,500	109,660
Lloyds Banking Group †	109,000	138,520
Mitsubishi UFJ Financial Group	70,614	432,821
Nordea Bank	34,253	483,325
OCBC Bank	10,000	76,590
Prudential	5,300	121,645
QBE Insurance Group	7,400	75,861
Seven Bank	17,500	71,510
Societe Generale	1,640	85,904
Sony Financial Holdings	4,200	71,634
Standard Chartered	20,574	420,448
UBS †	4,950	90,812
UniCredit	52,388	438,643
		3,624,954
Healthcare – 4.13%
Bayer	1,175	165,955
CSL	1,730	108,581
Dainippon Sumitomo Pharma	5,600	64,393
Fresenius	550	82,011
GlaxoSmithKline	5,800	155,258
ICON †	1,245	58,652
Miraca Holdings	1,400	67,848

(continues)     NQ-452 [6/14] 8/14 (13028) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Novartis	7,386	$668,767
Novo Nordisk ADR	8,048	371,737
Novo Nordisk Class B	2,850	131,173
QIAGEN †	2,600	63,013
Roche Holding	965	287,808
Sanofi	4,143	440,096
Smith & Nephew	5,900	104,920
Stada Arzneimittel	5,757	274,202
Teva Pharmaceutical Industries ADR	17,200	901,624
		3,946,038
Industrials – 3.97%
ABB †	2,700	62,168
Adecco †	950	78,198
Aggreko	2,612	73,764
Assa Abloy Class B	1,770	90,049
Cathay Pacific Airways	38,000	70,995
Cie de Saint-Gobain	1,600	90,272
Cobham	14,330	76,596
Deutsche Lufthansa	2,838	60,931
Deutsche Post	10,589	382,918
East Japan Railway	4,803	378,257
Elbit Systems	1,360	83,705
European Aeronautic Defence & Space	1,710	114,589
Ferrovial	3,120	69,485
Fuji Electric	14,000	66,328
IHI	16,000	74,540
ITOCHU	31,673	406,717
Koninklijke Philips Electronics	13,685	434,257
Meggitt	7,200	62,355
Mitsubishi Electric	6,000	74,027
OSRAM Licht †	1,170	59,011
Schneider Electric	700	65,895
Singapore Airlines	7,000	58,216
Travis Perkins	2,780	77,938
Vinci	5,454	407,747
WestJet Airlines @	12,126	297,794
Yamato Holdings	3,500	72,511
		3,789,263
Information Technology – 1.81%
Amadeus IT Holding	1,900	78,359
Cap Gemini	1,080	77,045
CGI Group Class A †	15,846	561,743
Citizen Holdings	8,500	66,698
Computershare	7,300	85,920
FIH Mobile †	93,000	59,037
Infineon Technologies	7,200	89,999
NICE Systems	1,470	60,059
SAP	1,315	101,552
Seiko Epson	2,200	93,589
Teleperformance	6,384	391,217
Trend Micro	1,800	59,251
		1,724,469
Materials – 2.20%
Air Liquide	957	129,203
Anglo American ADR	3,200	39,121
AuRico Gold	21,366	91,324
BASF	540	62,871
BHP Billiton Limited	4,850	164,208
Boliden	4,800	69,633
EMS-Chemie Holding	175	69,854
Johnson Matthey	1,550	82,240
Lafarge	3,176	275,710
LANXESS	1,050	70,872
Novozymes Class B	1,850	92,792
Rexam	32,847	300,773
Rio Tinto	4,829	256,920
Shin-Etsu Chemical	1,200	72,937
Syngenta ADR	2,729	204,129
Yamana Gold	14,648	120,551
		2,103,138
Telecommunication Services – 0.91%
BT Group	13,400	88,276
KDDI	2,408	146,859
Nippon Telegraph &
Telephone	8,156	508,608
Softbank	1,200	89,341
Vodafone Group	10,522	35,117
		868,201
Utilities – 0.32%
National Grid	10,265	147,580
Red Electrica	780	71,343
Tokyo Gas	14,000	81,804
		300,727
Total Developed Markets
(cost $17,878,793)		24,407,274

6 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X – 11.49%
Consumer Discretionary – 0.66%
Arcos Dorados Holdings @	8,100	$90,720
Grupo Televisa ADR	7,500	257,325
Hyundai Motor	263	59,643
LG Electronics	1,141	83,771
Mahindra & Mahindra	4,011	76,614
Woolworths Holdings	7,950	58,405
		626,478
Consumer Staples – 1.58%
Anadolu Efes Biracilik Ve Malt
Sanayii †	9,736	119,219
Brasil Foods ADR	8,800	213,928
China Mengniu Dairy	20,000	92,512
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,100	97,293
Cia Cervecerias Unidas ADR	2,300	53,866
Fomento Economico
Mexicano ADR	1,175	110,039
Hypermarcas †	22,300	192,996
Lotte Chilsung Beverage @	93	161,555
Lotte Confectionery @	62	118,364
Tingyi Cayman Islands Holding	28,245	79,082
Tsingtao Brewery	9,202	71,950
Uni-President China Holdings @	151,200	115,882
Wal-Mart de Mexico Class V	30,815	82,598
		1,509,284
Energy – 1.73%
Cairn India	12,117	73,648
China Petroleum & Chemical	72,000	68,652
CNOOC ADR	400	71,716
Gazprom ADR †	15,200	132,468
LUKOIL ADR	2,300	137,586
PetroChina ADR	625	78,469
Petroleo Brasileiro ADR	16,375	239,566
Polski Koncern Naftowy Orlen	4,321	58,335
PTT	9,468	92,812
Reliance Industries GDR 144A #@	11,386	383,139
Rosneft GDR	13,910	101,752
Sasol ADR	1,600	94,592
Tambang Batubara Bukit Asam Persero	50,500	45,686
YPF ADR	2,200	71,896
		1,650,317
Financials – 1.66%
Banco Santander Brasil ADR	12,510	86,569
Bangkok Bank	14,173	84,321
China Construction Bank	114,933	86,900
Etalon Group GDR 144A #@=	6,500	28,847
ICICI Bank ADR	2,600	129,740
Industrial & Commercial Bank of China	223,600	141,367
Itau Unibanco Holding ADR	7,282	104,715
KB Financial Group ADR	5,493	190,937
Powszechna Kasa Oszczednosci Bank Polski	4,219	52,374
Remgro	3,857	83,394
Samsung Life Insurance	1,050	105,830
Sberbank =	56,095	139,483
Shinhan Financial Group	2,581	119,486
Standard Bank Group	9,815	133,787
UEM Sunrise @	146,558	92,654
		1,580,404
Industrials – 0.52%
America Latina Logistica	8,981	33,782
Empresas ICA ADR †	7,900	61,778
Gol Linhas Aereas Inteligentes ADR †	9,500	52,060
KCC @	522	318,255
Santos Brasil Participacoes	3,800	33,283
		499,158
Information Technology – 2.21%
Baidu ADR †	2,883	538,573
Hon Hai Precision Industry	68,973	230,890
LG Display ADR †	6,500	102,505
MediaTek	8,000	135,241
Samsung Electronics	414	540,818
SINA †	1,400	69,678
Sohu.com †	2,100	121,149
Taiwan Semiconductor Manufacturing	40,074	169,700
Taiwan Semiconductor Manufacturing ADR	3,700	79,143
United Microelectronics	153,000	76,570
WNS Holdings ADR †	2,173	41,678
		2,105,945
Materials – 1.10%
Anglo American Platinum †	1,110	48,111
ArcelorMittal South Africa †	6,256	18,266
Braskem ADR	5,700	73,245

(continues)     NQ-452 [6/14] 8/14 (13028) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Cemex ADR †	15,129	$200,155
Cemex Latam Holdings †	14,456	141,673
Fibria Celulose ADR †	10,597	103,003
Gerdau @	5,300	25,166
Gerdau ADR	4,100	24,149
Impala Platinum Holdings	2,345	23,561
Nine Dragons Paper Holdings	62,000	42,158
Siam Cement	3,247	45,642
Siam Cement NVDR	3,000	41,800
Sociedad Quimica y Minera de Chile ADR	1,900	55,689
Ultratech Cement	2,199	94,900
Vale ADR	8,550	113,117
		1,050,635
Telecommunication Services – 2.03%
America Movil ADR	3,800	78,850
China Mobile	15,768	152,994
China Mobile ADR	2,150	104,511
China Telecom	114,000	55,747
China Unicom Hong Kong ADR	4,519	69,276
Chunghwa Telecom ADR	2,580	82,715
KT ADR	9,200	139,288
MegaFon GDR †	3,700	116,550
Mobile Telesystems ADR	2,800	55,272
MTN Group	4,425	93,175
Reliance Communications	21,745	52,969
SK Telecom ADR	16,500	428,010
Telefonica Brasil ADR	3,880	79,579
Tim Participacoes ADR	9,600	278,688
Turkcell Iletisim Hizmetleri ADR †	4,850	75,660
Vodacom Group	6,315	78,035
		1,941,319
Utilities – 0.00%
Enel OGK-5 GDR †	100	152
		152
Total Emerging Markets
(cost $9,450,071)		10,963,692

Total Common Stock
(cost $51,508,143)		76,541,724

Convertible Preferred Stock – 0.09%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	325	7,404
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	5	5,836
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	6	7,616
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	150	8,647
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	100	5,395
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	6	7,281
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	7	9,106
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	5	6,662
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	193	9,826
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	200	6,392
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	72	8,190
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	4	4,856
Total Convertible Preferred
Stock (cost $81,147)		87,211

Exchange-Traded Funds – 0.16%
iShares MSCI EAFE Growth Index ETF	1,940	140,553
iShares MSCI EAFE Index ETF	170	11,623
Vanguard FTSE Developed Markets ETF	100	4,259
Total Exchange-Traded
Funds (cost $152,659)		156,435

8 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.26%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	527	$602
Series 2003-26 AT
5.00% 11/25/32	8,214	8,556
Series 2010-29 PA
4.50% 10/25/38	13,035	13,678
Series 2010-41 PN
4.50% 4/25/40	20,000	21,620
Series 2012-122 SD
5.948% 11/25/42 •Σ	91,152	20,097
Series 2013-38 AI
3.00% 4/25/33 Σ	181,872	29,613
Series 2013-44 DI
3.00% 5/25/33 Σ	101,999	17,194
Freddie Mac REMICs
Series 2512 PG
5.50% 10/15/22	34,033	37,368
Series 4065 DE
3.00% 6/15/32	5,000	4,791
Series 4185 LI
3.00% 3/15/33 Σ	92,272	15,654
GNMA
Series 2010-113 KE
4.50% 9/20/40	50,000	53,985
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20	20,000	20,756
Total Agency Collateralized
Mortgage Obligations
(cost $235,867)		243,914

Agency Mortgage-Backed Securities – 2.92%
Fannie Mae ARM
2.415% 5/1/43 •	11,911	11,877
2.546% 6/1/43 •	3,993	4,006
3.201% 4/1/44 •	16,945	17,491
3.279% 3/1/44 •	14,930	15,487
3.296% 9/1/43 •	14,265	14,715
Fannie Mae S.F. 15 yr
2.50% 10/1/27	23,129	23,527
2.50% 2/1/28	39,309	39,985
3.00% 8/1/27	1,592	1,656
3.00% 11/1/27	1,737	1,806
3.50% 7/1/26	12,450	13,211
3.50% 12/1/28	3,787	4,025
4.00% 4/1/24	4,363	4,665
4.00% 5/1/25	5,649	6,052
4.00% 6/1/25	22,635	24,250
4.00% 11/1/25	26,994	28,921
4.00% 12/1/26	10,274	10,985
4.00% 5/1/27	23,121	24,773
4.50% 4/1/18	1,325	1,408
5.00% 12/1/20	1,328	1,434
5.00% 6/1/23	2,345	2,558
5.50% 7/1/22	6,984	7,654
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	47,000	47,742
3.00% 7/1/29	174,000	180,743
3.50% 7/1/29	212,000	224,687
Fannie Mae S.F. 20 yr
3.00% 8/1/33	5,702	5,819
3.00% 9/1/33	10,519	10,736
3.50% 4/1/33	1,791	1,877
3.50% 9/1/33	7,619	7,982
4.00% 2/1/31	8,177	8,801
5.00% 11/1/23	864	960
5.50% 8/1/28	5,727	6,431
5.50% 12/1/29	1,464	1,643
6.00% 9/1/29	7,561	8,571
Fannie Mae S.F. 30 yr
3.00% 7/1/42	23,852	23,591
3.00% 10/1/42	167,100	165,281
3.00% 12/1/42	27,207	26,908
3.00% 1/1/43	62,252	61,570
3.00% 2/1/43	4,660	4,608
3.00% 4/1/43	41,972	41,512
3.00% 5/1/43	9,278	9,176
3.50% 8/1/42	18,388	18,980
4.00% 11/1/40	4,958	5,269
4.00% 1/1/41	22,564	23,980
4.00% 1/1/43	12,410	13,189
4.00% 5/1/43	9,374	9,978
4.00% 8/1/43	4,736	5,033
4.50% 7/1/36	3,848	4,169
4.50% 11/1/40	11,071	11,998
4.50% 3/1/41	24,061	26,069
4.50% 4/1/41	24,244	26,278
4.50% 10/1/41	13,371	14,486
5.00% 2/1/35	8,050	8,981
5.00% 4/1/35	3,944	4,389
5.00% 7/1/35	4,961	5,524
5.00% 10/1/35	10,943	12,167
5.00% 11/1/35	3,509	3,903
5.00% 2/1/36	5,019	5,582
5.00% 4/1/37	2,675	2,975

(continues)     NQ-452 [6/14] 8/14 (13028) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 8/1/37	967	$1,076
5.00% 2/1/38	3,147	3,500
5.50% 12/1/32	611	687
5.50% 2/1/33	9,611	10,813
5.50% 4/1/34	3,375	3,796
5.50% 11/1/34	3,529	3,970
5.50% 3/1/35	6,694	7,524
5.50% 6/1/35	2,928	3,276
5.50% 7/1/36	868	976
5.50% 1/1/37	340	381
5.50% 2/1/37	8,908	9,967
5.50% 8/1/37	6,282	7,057
5.50% 1/1/38	9,167	10,299
5.50% 2/1/38	3,436	3,862
5.50% 6/1/38	1,113	1,245
5.50% 9/1/38	23,773	26,680
5.50% 10/1/39	31,915	35,706
5.50% 7/1/40	9,104	10,185
6.00% 6/1/36	1,331	1,503
6.00% 2/1/37	3,828	4,324
6.00% 5/1/37	48,131	54,169
6.00% 8/1/37	9,087	10,261
6.00% 9/1/37	1,453	1,641
6.00% 11/1/37	1,933	2,181
6.00% 5/1/38	17,010	19,169
6.00% 7/1/38	497	560
6.00% 10/1/38	14,770	16,623
6.00% 1/1/39	6,265	7,056
6.00% 2/1/39	5,668	6,405
6.00% 3/1/40	4,956	5,578
6.00% 9/1/40	4,916	5,539
6.50% 2/1/36	3,048	3,490
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	4,000	3,952
3.50% 7/1/44	109,000	112,202
4.00% 7/1/44	391,000	414,949
4.00% 8/1/44	91,000	96,286
4.50% 7/1/44	294,000	318,393
5.00% 7/1/44	35,000	38,866
5.50% 7/1/44	10,000	11,196
Freddie Mac ARM
2.53% 1/1/44 •	33,373	34,162
Freddie Mac S.F. 15 yr
4.00% 12/1/24	5,258	5,595
4.00% 8/1/25	5,633	6,036
4.50% 8/1/24	10,406	11,219
4.50% 7/1/25	2,042	2,197
4.50% 6/1/26	4,455	4,782
5.50% 6/1/20	1,250	1,338
Freddie Mac S.F. 20 yr
3.50% 1/1/34	14,585	15,249
Freddie Mac S.F. 30 yr
3.00% 10/1/42	12,298	12,165
3.00% 11/1/42	12,520	12,408
4.00% 11/1/40	8,843	9,381
4.50% 10/1/39	6,201	6,715
5.50% 12/1/34	1,153	1,296
5.50% 6/1/36	857	960
5.50% 11/1/36	2,128	2,380
5.50% 12/1/36	374	417
5.50% 6/1/38	1,276	1,422
5.50% 3/1/40	5,055	5,635
5.50% 8/1/40	19,628	21,879
5.50% 1/1/41	6,051	6,745
6.00% 2/1/36	2,710	3,071
6.00% 1/1/38	1,827	2,050
6.00% 6/1/38	4,938	5,544
6.00% 8/1/38	22,727	25,703
6.00% 5/1/40	1,742	1,957
6.50% 4/1/39	8,011	9,027
GNMA I S.F. 30 yr
5.00% 6/15/40	2,731	3,013
Total Agency
Mortgage-Backed
Securities (cost $2,762,689)		2,789,763

Commercial Mortgage-Backed Securities – 0.52%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.015% 2/10/51 •	10,000	11,193
Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41 •	2,350	2,350
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.401% 7/15/44 •	10,000	10,395
COMM Mortgage Trust
Series 2014-CRE18 A5
3.828% 7/15/47	25,000	26,141
FREMF Mortgage Trust
Series 2012-K19 B 144A
4.176% 5/25/45 #•	10,000	10,433
Series 2012-K708 B 144A
3.891% 2/25/45 #•	30,000	31,504

10 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K712 B 144A
3.483% 5/25/45 #•	40,000	$40,952
Series 2013-K713 B 144A
3.274% 4/25/46 #•	25,000	25,235
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	18,823	19,209
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	175,000	180,664
JPMorgan Chase Commercial
Mortgage Securities
Series 2005-CB11 E
5.654% 8/12/37 •	10,000	10,834
Series 2005-LDP5 D
5.56% 12/15/44 •	10,000	10,418
Series 2006-LDP8 AM
5.44% 5/15/45	25,000	27,094
Series 2011-C5 A3
4.171% 8/15/46	20,000	21,704
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	1,829	1,890
Series 2005-C3 B
4.895% 7/15/40 •	10,000	10,212
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.376% 11/14/42 •	50,000	52,270
Total Commercial
Mortgage-Backed
Securities (cost $487,875)		492,498

Convertible Bonds – 0.33%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	14,000	11,515
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	6,000	6,671
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	3,000	3,199
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	8,000	8,525
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	6,000	6,349
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	10,000	11,031
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	5,000	5,491
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	5,000	4,900
Cardtronics 144A 1.00%
exercise price $52.35,
expiration date 11/27/20 #	10,000	9,156
Chesapeake Energy 2.25%
exercise price $80.36,
expiration date 12/14/38	10,000	9,687
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	7,000	9,647
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	5,000	3,475
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	11,000	10,904
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	3,000	7,665
General Cable 4.50% exercise
price $35.64, expiration
date 11/15/29 Φ	11,000	10,931
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 5/1/16	4,000	14,588
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 Φ	8,000	8,765
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	4,000	8,605
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	3,000	4,633

(continues)     NQ-452 [6/14] 8/14 (13028) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Jefferies Group 3.875%
exercise price $45.29,
expiration date 10/31/29		6,000	$6,439
Lexington Realty Trust 144A
6.00% exercise price
$6.76, expiration date
1/11/30 #		3,000	4,879
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43		7,000	9,415
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #		8,000	8,310
Live Nation Entertainment
2.875% exercise price
$27.14, expiration date
7/14/27		9,000	8,994
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 Φ		11,000	11,743
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15		4,000	5,883
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15		3,000	11,646
Novellus Systems 2.625%
exercise price $35.02,
expiration date 5/14/41		5,000	10,144
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		12,000	13,785
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41		17,000	12,846
SanDisk 1.50% exercise price
$51.69, expiration date
8/11/17		5,000	10,197
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14		2,000	6,697
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21		6,000	6,038
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		6,000	5,269
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #		8,000	8,010
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		9,000	9,844
Vector Group 1.75% exercise
price $27.16, expiration
date 4/15/20		3,000	3,159
Vector Group 2.50% exercise
price $17.62, expiration
date 1/14/19 •		3,000	4,025
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37		3,000	4,566
Total Convertible Bonds
(cost $266,560)			317,626

Corporate Bonds – 9.86%
Banking – 1.26%
Australia & New Zealand
Banking Group
3.548% 11/6/18 •	AUD	16,000	15,191
Banco Santander Mexico
Institucion de Banca
Multiple Grupo Financiero
Santand 144A
5.95% 1/30/24 #•		200,000	210,750
Bank of America
4.00% 4/1/24		80,000	81,807
Bank of New York Mellon
3.40% 5/15/24		5,000	5,070
BB&T 5.25% 11/1/19		95,000	108,003
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	169,875
City National 5.25% 9/15/20		15,000	16,933
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.00% 1/11/22	EUR	3,000	4,817
4.875% 1/20/20	AUD	8,000	7,791
Fifth Third Bancorp
4.30% 1/16/24		15,000	15,662
Goldman Sachs Group
3.85% 7/8/24		15,000	14,980
JPMorgan Chase
0.858% 1/28/19 •		7,000	7,039
4.25% 11/2/18	NZD	15,000	12,647
4.85% 2/1/44		15,000	15,969
6.75% 1/29/49 •		35,000	37,844

12 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.079% 1/24/19 •		8,000	$8,062
5.00% 11/24/25		70,000	74,823
7.60% 8/8/17	NZD	8,000	7,439
Northern Trust
3.95% 10/30/25		15,000	15,625
PNC Financial Services Group
3.90% 4/29/24		60,000	61,263
PNC Funding 5.625% 2/1/17		37,000	40,948
RBS Capital Trust I
2.099% 12/29/49 •		10,000	10,050
Santander Holdings USA
3.45% 8/27/18		15,000	15,911
State Street 3.10% 5/15/23		30,000	29,516
SunTrust Bank
2.35% 11/1/18		25,000	25,346
SVB Financial Group
5.375% 9/15/20		35,000	39,714
USB Capital IX
3.50% 10/29/49 •		60,000	51,450
Wells Fargo
4.10% 6/3/26		30,000	30,449
4.48% 1/16/24		10,000	10,613
5.90% 12/29/49 •		25,000	26,581
Zions Bancorp
4.50% 3/27/17		5,000	5,339
4.50% 6/13/23		20,000	20,668
7.75% 9/23/14		5,000	5,083
			1,203,258
Basic Industry – 0.86%
AK Steel 7.625% 5/15/20		10,000	10,350
ArcelorMittal 10.35% 6/1/19		30,000	38,550
CF Industries
5.15% 3/15/34		10,000	10,687
6.875% 5/1/18		40,000	47,069
7.125% 5/1/20		22,000	27,132
Crown Americas
4.50% 1/15/23		10,000	9,790
Dow Chemical
8.55% 5/15/19		98,000	126,087
Eastman Chemical
4.65% 10/15/44		20,000	19,872
Fibria Overseas Finance
5.25% 5/12/24		15,000	14,963
FMG Resources August 2006
144A 6.875% 4/1/22 #		71,000	76,414
Georgia-Pacific
8.00% 1/15/24		50,000	67,542
Immucor 11.125% 8/15/19		15,000	16,800
International Paper
3.65% 6/15/24		50,000	50,220
6.00% 11/15/41		20,000	23,652
7.50% 8/15/21		5,000	6,380
LSB Industries 7.75% 8/1/19		5,000	5,375
Masonite International 144A
8.25% 4/15/21 #		10,000	10,950
Monsanto
3.375% 7/15/24		5,000	5,043
4.40% 7/15/44		40,000	40,253
Mosaic 5.625% 11/15/43		30,000	34,316
Nortek 8.50% 4/15/21		15,000	16,650
Novelis 8.75% 12/15/20		10,000	11,150
Plains Exploration &
Production
6.50% 11/15/20		20,000	22,425
PolyOne 5.25% 3/15/23		15,000	15,487
Rio Tinto Finance USA
3.50% 11/2/20		20,000	20,955
Ryerson
9.00% 10/15/17		15,000	16,087
11.25% 10/15/18		5,000	5,600
TPC Group 144A
8.75% 12/15/20 #		10,000	11,125
Weyerhaeuser
4.625% 9/15/23		40,000	43,377
Yamana Gold 144A
4.95% 7/15/24 #		15,000	15,128
			819,429
Brokerage – 0.08%
Jefferies Group
5.125% 1/20/23		5,000	5,370
6.45% 6/8/27		5,000	5,699
6.50% 1/20/43		5,000	5,534
Lazard Group
4.25% 11/14/20		15,000	15,737
6.85% 6/15/17		35,000	39,735
			72,075
Capital Goods – 0.62%
Allegion U.S. Holding 144A
5.75% 10/1/21 #		25,000	26,437
Ball
4.00% 11/15/23		30,000	28,725
5.00% 3/15/22		15,000	15,450
Berry Plastics 5.50% 5/15/22		10,000	10,069
Caterpillar 3.40% 5/15/24		60,000	60,807

(continues)     NQ-452 [6/14] 8/14 (13028) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Consolidated Container 144A
10.125% 7/15/20 #		10,000	$10,100
Crane
2.75% 12/15/18		5,000	5,119
4.45% 12/15/23		30,000	31,619
Gates Global 144A
6.00% 7/15/22 #		20,000	20,100
General Electric Capital
Canada Funding
2.42% 5/31/18	CAD	7,000	6,644
Ingersoll-Rand Global Holding
4.25% 6/15/23		35,000	36,889
Milacron 144A
7.75% 2/15/21 #		15,000	16,500
OAS Investments 144A
8.25% 10/19/19 #		200,000	207,500
Plastipak Holdings 144A
6.50% 10/1/21 #		15,000	15,900
Rock-Tenn
3.50% 3/1/20		10,000	10,303
4.00% 3/1/23		35,000	35,980
4.45% 3/1/19		10,000	10,846
TransDigm
144A 6.00% 7/15/22 #		15,000	15,431
144A 6.50% 7/15/24 #		10,000	10,425
7.50% 7/15/21		15,000	16,687
URS 3.85% 4/1/17		5,000	5,215
			596,746
Consumer Cyclical – 0.74%
Amazon.com
2.50% 11/29/22		75,000	71,071
American Axle &
Manufacturing
6.25% 3/15/21		10,000	10,800
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #T		20,000	20,100
Daimler 2.75% 12/10/18	NOK	80,000	13,344
Delphi
4.15% 3/15/24		45,000	46,817
6.125% 5/15/21		20,000	22,402
Ford Motor 7.45% 7/16/31		14,000	18,767
General Motors 144A
3.50% 10/2/18 #		15,000	15,375
HD Supply
7.50% 7/15/20		8,000	8,780
11.50% 7/15/20		25,000	30,125
Historic TW 6.875% 6/15/18		50,000	59,672
Host Hotels & Resorts
3.75% 10/15/23		25,000	24,823
4.75% 3/1/23		20,000	21,355
5.875% 6/15/19		5,000	5,373
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	20,182
International Game
Technology
5.35% 10/15/23		30,000	31,487
Landry’s 144A
9.375% 5/1/20 #		25,000	27,625
Levi Strauss 6.875% 5/1/22		15,000	16,613
Magna International
3.625% 6/15/24		20,000	20,203
Marriott International
3.375% 10/15/20		15,000	15,573
Meritor 6.75% 6/15/21		10,000	10,806
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		5,000	5,125
QVC 4.375% 3/15/23		35,000	35,617
Sally Holdings 5.75% 6/1/22		15,000	16,050
Signet UK Finance
4.70% 6/15/24		45,000	45,816
Suburban Propane Partners
7.375% 8/1/21		6,000	6,555
Target
2.30% 6/26/19		10,000	10,085
3.50% 7/1/24		15,000	15,201
TRW Automotive
144A 4.45% 12/1/23 #		30,000	30,825
144A 4.50% 3/1/21 #		10,000	10,575
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 t		5,000	5,069
Wyndham Worldwide
5.625% 3/1/21		15,000	16,930
			709,141
Consumer Non-Cyclical – 0.85%
Actavis Funding
144A 3.85% 6/15/24 #		30,000	30,387
144A 4.85% 6/15/44 #		10,000	10,134
Alere 7.25% 7/1/18		5,000	5,475
Amgen 3.625% 5/22/24		60,000	60,653
Boston Scientific
2.65% 10/1/18		20,000	20,465
6.00% 1/15/20		35,000	40,736
CareFusion 6.375% 8/1/19		30,000	35,162

14 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene
3.25% 8/15/22	5,000	$4,998
3.95% 10/15/20	65,000	68,646
Community Health Systems
144A 6.875% 2/1/22 #	10,000	10,650
8.00% 11/15/19	5,000	5,487
Constellation Brands
6.00% 5/1/22	10,000	11,275
Crimson Merger Sub 144A
6.625% 5/15/22 #	20,000	19,875
DaVita HealthCare Partners
5.125% 7/15/24	35,000	35,284
Express Scripts Holding
2.25% 6/15/19	15,000	14,955
3.50% 6/15/24	40,000	39,663
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #	10,000	11,100
Gilead Sciences
3.70% 4/1/24	45,000	46,267
HCA Holdings
6.25% 2/15/21	77,000	82,871
Kinetic Concepts
10.50% 11/1/18	15,000	16,987
McKesson 3.796% 3/15/24	55,000	56,340
Prestige Brands 144A
5.375% 12/15/21 #	20,000	20,500
Quest Diagnostics
2.70% 4/1/19	10,000	10,138
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	25,000	26,875
Smithfield Foods
6.625% 8/15/22	10,000	11,000
Spectrum Brands
6.375% 11/15/20	10,000	10,800
Tenet Healthcare
6.00% 10/1/20	39,000	42,413
8.00% 8/1/20	5,000	5,431
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #	5,000	5,156
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #	10,000	10,663
Zimmer Holdings
3.375% 11/30/21	20,000	20,414
4.625% 11/30/19	20,000	22,154
		812,954
Energy – 1.43%
AmeriGas Finance
7.00% 5/20/22	20,000	22,250
Bristow Group
6.25% 10/15/22	15,000	16,181
Chaparral Energy
7.625% 11/15/22	5,000	5,425
Chesapeake Energy
5.75% 3/15/23	25,000	27,905
Cimarex Energy
4.375% 6/1/24	10,000	10,213
Continental Resources
4.50% 4/15/23	45,000	48,154
144A 4.90% 6/1/44 #	15,000	15,561
Drill Rigs Holdings 144A
6.50% 10/1/17 #	20,000	20,550
Ecopetrol 5.875% 5/28/45	10,000	10,393
El Paso Pipeline Partners
Operating 4.30% 5/1/24	45,000	45,546
Enbridge Energy Partners
8.05% 10/1/37 •	45,000	50,917
Energy Transfer Partners
5.95% 10/1/43	55,000	62,508
9.70% 3/15/19	20,000	26,241
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #	20,000	20,450
7.50% 12/15/21	10,000	10,750
EnLink Midstream Partners
4.40% 4/1/24	35,000	36,799
Enterprise Products Operating
7.034% 1/15/68 •	55,000	62,827
Exterran Partners
6.00% 4/1/21	5,000	5,075
Halcon Resources
8.875% 5/15/21	10,000	10,800
Hercules Offshore
144A 6.75% 4/1/22 #	5,000	4,769
144A 8.75% 7/15/21 #	5,000	5,313
Key Energy Services
6.75% 3/1/21	10,000	10,450
Kinder Morgan Energy
Partners 9.00% 2/1/19	30,000	38,487
Laredo Petroleum
7.375% 5/1/22	20,000	22,450
Linn Energy 8.625% 4/15/20	10,000	10,850
Midstates Petroleum
9.25% 6/1/21	25,000	27,563
Murphy Oil USA
6.00% 8/15/23	25,000	26,437

(continues)     NQ-452 [6/14] 8/14 (13028) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Newfield Exploration
5.625% 7/1/24		15,000	$16,537
Northern Oil & Gas
8.00% 6/1/20		10,000	10,725
Oasis Petroleum 144A
6.875% 3/15/22 #		25,000	27,375
Pacific Rubiales Energy 144A
7.25% 12/12/21 #		100,000	111,500
PDC Energy 7.75% 10/15/22		5,000	5,600
Petrobras Global Finance
4.875% 3/17/20		22,000	22,651
6.25% 3/17/24		10,000	10,669
Petrobras International
Finance 5.375% 1/27/21		11,000	11,520
Petrohawk Energy
7.25% 8/15/18		20,000	20,950
Petroleos de Venezuela
9.00% 11/17/21		20,000	17,098
Plains All American Pipeline
8.75% 5/1/19		30,000	38,663
Pride International
6.875% 8/15/20		60,000	73,002
Regency Energy Partners
5.50% 4/15/23		20,000	21,000
Samson Investment 144A
10.75% 2/15/20 #		20,000	21,175
SandRidge Energy
8.125% 10/15/22		35,000	38,719
Statoil 2.90% 11/8/20		15,000	15,444
Sunoco Logistics Partners
Operations
3.45% 1/15/23		50,000	49,413
Talisman Energy
3.75% 2/1/21		10,000	10,353
5.50% 5/15/42		50,000	54,412
TransCanada PipeLines
6.35% 5/15/67 •		50,000	52,187
Williams 4.55% 6/24/24		15,000	15,179
Williams Partners
3.90% 1/15/25		20,000	20,135
7.25% 2/1/17		25,000	28,591
YPF 144A 8.75% 4/4/24 #		13,000	13,616
			1,361,378
Financials – 0.20%
General Electric Capital
2.10% 12/11/19		10,000	10,008
3.45% 5/15/24		80,000	80,450
6.00% 8/7/19		34,000	40,320
General Electric Capital
European Funding
2.25% 7/20/20	EUR	6,000	8,686
Nuveen Investments 144A
9.50% 10/15/20 #		20,000	23,800
Woodside Finance 144A
8.75% 3/1/19 #		20,000	25,404
			188,668
Insurance – 0.41%
Allstate 5.75% 8/15/53 •		20,000	21,519
American International Group
4.125% 2/15/24		30,000	31,642
Berkshire Hathaway Finance
2.90% 10/15/20		20,000	20,627
Chubb 6.375% 3/29/67 •		30,000	33,487
Highmark
144A 4.75% 5/15/21 #		10,000	10,107
144A 6.125% 5/15/41 #		5,000	4,897
Hockey Merger 144A
7.875% 10/1/21 #		15,000	16,144
Liberty Mutual Group
144A 4.25% 6/15/23 #		15,000	15,576
144A 4.95% 5/1/22 #		10,000	10,955
MetLife
6.40% 12/15/36		35,000	39,287
6.817% 8/15/18		60,000	71,785
Onex USI Acquisition 144A
7.75% 1/15/21 #		5,000	5,163
Prudential Financial
3.50% 5/15/24		10,000	9,991
3.875% 1/14/15		5,000	5,093
4.50% 11/15/20		5,000	5,519
5.625% 6/15/43 •		10,000	10,747
5.875% 9/15/42 •		20,000	21,825
6.00% 12/1/17		15,000	17,189
Voya Financial
5.65% 5/15/53 •		15,000	15,337
XL Group 6.50% 12/29/49 •		25,000	24,750
			391,640
Media – 0.37%
CCO Holdings
5.25% 9/30/22		10,000	10,187
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #		20,000	21,350
CSC Holdings
144A 5.25% 6/1/24 #		25,000	24,656
6.75% 11/15/21		10,000	11,037

16 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
DIRECTV Holdings
4.45% 4/1/24	50,000	$53,121
DISH DBS
5.00% 3/15/23	20,000	20,425
5.875% 7/15/22	10,000	10,875
7.875% 9/1/19	10,000	11,900
Gray Television
7.50% 10/1/20	15,000	16,237
Netflix 144A 5.75% 3/1/24 #	30,000	31,500
Nielsen Luxembourg 144A
5.50% 10/1/21 #	10,000	10,375
Sinclair Television Group
5.375% 4/1/21	20,000	20,225
6.125% 10/1/22	10,000	10,500
Time Warner 3.55% 6/1/24	5,000	4,975
Time Warner Cable
8.25% 4/1/19	40,000	50,737
Univision Communications
144A 5.125% 5/15/23 #	25,000	26,594
Viacom 5.25% 4/1/44	20,000	21,210
		355,904
Real Estate – 0.35%
Alexandria Real Estate
Equities 4.60% 4/1/22	40,000	42,361
American Tower Trust I
144A 1.551% 3/15/43 #	10,000	9,968
144A 3.07% 3/15/23 #	30,000	29,710
CBL & Associates
5.25% 12/1/23	15,000	16,022
Corporate Office Properties
3.60% 5/15/23	20,000	19,160
5.25% 2/15/24	20,000	21,467
DDR
4.625% 7/15/22	10,000	10,718
4.75% 4/15/18	25,000	27,232
7.50% 4/1/17	10,000	11,546
7.875% 9/1/20	15,000	19,004
Duke Realty 3.625% 4/15/23	20,000	19,871
Excel Trust 4.625% 5/15/24	10,000	10,190
Healthcare Trust of America
Holdings 3.375% 7/15/21	10,000	10,021
Regency Centers
4.80% 4/15/21	30,000	33,057
WEA Finance 144A
4.625% 5/10/21 #	35,000	40,205
WP Carey 4.60% 4/1/24	15,000	15,619
		336,151
Services – 0.18%
Ameristar Casinos
7.50% 4/15/21	10,000	10,800
Avis Budget Car Rental
5.50% 4/1/23	36,000	36,990
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	15,000	15,253
MGM Resorts International
11.375% 3/1/18	15,000	19,537
Pinnacle Entertainment
8.75% 5/15/20	8,000	8,760
Service Corp International
144A 5.375% 5/15/24 #	20,000	20,475
Standard Pacific
10.75% 9/15/16	15,000	17,831
United Rentals North America
5.75% 11/15/24	25,000	26,031
Wynn Las Vegas
144A 4.25% 5/30/23 #	10,000	9,725
5.375% 3/15/22	10,000	10,463
		175,865
Technology – 0.45%
Activision Blizzard 144A
6.125% 9/15/23 #	20,000	22,050
Apple 3.45% 5/6/24	35,000	35,464
Avaya 144A 7.00% 4/1/19 #	10,000	10,050
BMC Software Finance 144A
8.125% 7/15/21 #	35,000	36,181
eBay 4.00% 7/15/42	10,000	8,973
EMC 2.65% 6/1/20	15,000	15,143
Equinix
4.875% 4/1/20	12,000	12,360
5.375% 4/1/23	23,000	23,633
First Data
11.25% 1/15/21	25,000	29,250
11.75% 8/15/21	15,000	17,869
Jabil Circuit 7.75% 7/15/16	8,000	9,090
National Semiconductor
6.60% 6/15/17	40,000	46,335
NCR Escrow 144A
6.375% 12/15/23 #	20,000	21,800
NetApp 3.25% 12/15/22	20,000	19,294
Oracle
3.40% 7/8/24	10,000	9,977
4.30% 7/8/34	15,000	14,994
Seagate HDD Cayman 144A
4.75% 1/1/25 #	30,000	29,925
Thermo Fisher Scientific
2.40% 2/1/19	20,000	20,225

(continues)     NQ-452 [6/14] 8/14 (13028) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Thermo Fisher Scientific
4.15% 2/1/24	45,000	$47,152
		429,765
Telecommunications – 0.98%
AT&T 4.80% 6/15/44	60,000	61,497
CC Holdings GS V
3.849% 4/15/23	15,000	15,086
CenturyLink
5.80% 3/15/22	50,000	52,313
6.75% 12/1/23	15,000	16,463
Crown Castle Towers 144A
4.883% 8/15/20 #	75,000	82,954
Hughes Satellite Systems
7.625% 6/15/21	10,000	11,500
Intelsat Luxembourg
7.75% 6/1/21	20,000	21,250
8.125% 6/1/23	65,000	70,525
Interpublic Group
4.20% 4/15/24	10,000	10,339
Lamar Media 5.00% 5/1/23	10,000	10,113
Level 3 Financing 144A
6.125% 1/15/21 #	10,000	10,750
MDC Partners 144A
6.75% 4/1/20 #	10,000	10,600
MetroPCS Wireless
6.625% 11/15/20	10,000	10,713
Mobile Telesystems 144A
8.625% 6/22/20 #	100,000	118,790
SBA Tower Trust 144A
2.24% 4/16/18 #	25,000	24,854
SES 144A 3.60% 4/4/23 #	40,000	40,553
SES Global Americas Holdings
144A 5.30% 3/25/44 #	30,000	32,137
Sprint
144A 7.125% 6/15/24 #	30,000	31,875
144A 7.25% 9/15/21 #	25,000	27,656
144A 7.875% 9/15/23 #	5,000	5,575
Sprint Capital 6.90% 5/1/19	15,000	16,613
Telefonica Emisiones SAU
6.421% 6/20/16	75,000	82,606
T-Mobile USA
6.125% 1/15/22	25,000	26,625
Verizon Communications
5.15% 9/15/23	35,000	39,241
6.40% 9/15/33	13,000	15,971
6.55% 9/15/43	25,000	31,576
Viacom 4.375% 3/15/43	5,000	4,660
Windstream
7.50% 4/1/23	5,000	5,438
7.75% 10/1/21	10,000	10,975
Zayo Group 10.125% 7/1/20	30,000	34,838
		934,086
Transportation – 0.12%
Air Medical Group Holdings
9.25% 11/1/18	11,000	11,770
Brambles USA 144A
3.95% 4/1/15 #	10,000	10,215
ERAC USA Finance 144A
5.25% 10/1/20 #	30,000	34,125
Norfolk Southern
3.85% 1/15/24	15,000	15,642
4.80% 8/15/43	10,000	10,681
United Parcel Service
5.125% 4/1/19	25,000	28,643
		111,076
Utilities – 0.96%
AES
5.50% 3/15/24	40,000	41,100
7.375% 7/1/21	6,000	7,050
Ameren Illinois
9.75% 11/15/18	50,000	66,023
American Transmission
Systems 144A
5.25% 1/15/22 #	60,000	65,689
Berkshire Hathaway Energy
3.75% 11/15/23	55,000	56,772
Calpine 144A
6.00% 1/15/22 #	25,000	27,063
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,834
CMS Energy 6.25% 2/1/20	15,000	17,825
ComEd Financing III
6.35% 3/15/33	25,000	25,313
Electricite de France 144A
4.60% 1/27/20 #	40,000	44,529
Entergy Arkansas
3.70% 6/1/24	5,000	5,202
Entergy Louisiana
4.05% 9/1/23	35,000	37,342
Exelon Generation
4.25% 6/15/22	35,000	36,607
Great Plains Energy
4.85% 6/1/21	15,000	16,601
5.292% 6/15/22	20,000	22,899

18 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Integrys Energy Group
6.11% 12/1/66 •	35,000	$35,983
Ipalco Enterprises
5.00% 5/1/18	15,000	16,087
ITC Holdings 3.65% 6/15/24	5,000	4,993
LG&E & KU Energy
3.75% 11/15/20	20,000	21,191
4.375% 10/1/21	35,000	37,543
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	5,054
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	25,000	24,665
NextEra Energy Capital
Holdings
2.40% 9/15/19	25,000	25,165
3.625% 6/15/23	10,000	10,102
NiSource Finance
6.125% 3/1/22	15,000	17,757
NRG Energy 144A
6.25% 5/1/24 #	10,000	10,463
NV Energy 6.25% 11/15/20	30,000	35,452
Pennsylvania Electric
5.20% 4/1/20	20,000	22,178
Public Service of Oklahoma
5.15% 12/1/19	80,000	90,348
Puget Energy 6.00% 9/1/21	10,000	11,803
SCANA 4.125% 2/1/22	15,000	15,710
Wisconsin Energy
6.25% 5/15/67 •	55,000	56,825
		917,168
Total Corporate Bonds
(cost $8,988,800)		9,415,304

Municipal Bonds – 0.09%
California Statewide
Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	5,000	5,413
Golden State, California
Tobacco Securitization
Asset-Backed Senior
Notes Series A-1
5.125% 6/1/47	15,000	10,952
5.75% 6/1/47	20,000	15,947
New Jersey State
Transportation Trust
Fund
Series A 5.00%
6/15/42	5,000	5,280
Series AA 5.00%
6/15/44	10,000	10,611
New York City, New York
Series I 5.00% 8/1/22	5,000	5,949
New York City, New York
Water & Sewer System
Series BB 5.00%
6/15/47	5,000	5,440
New York State Thruway
Authority
Series A 5.00% 5/1/19	10,000	11,624
State of Maryland Local
Facilities
Series A 5.00% 8/1/21	10,000	12,165
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue
Bond (NTE Mobility)
6.75% 6/30/43 (AMT)	5,000	5,983
Total Municipal Bonds
(cost $86,500)		89,364

Non-Agency Asset-Backed Securities – 0.34%
Chase Issuance Trust
Series 2012-A10 A10
0.412% 12/16/19 •	100,000	99,898
Series 2013-A9 A
0.572% 11/16/20 •	100,000	100,219
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.552% 10/15/15 #•	120,000	121,266
Total Non-Agency
Asset-Backed Securities
(cost $322,215)		321,383

Non-Agency Collateralized Mortgage Obligations – 0.08%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	854	882
Series 2005-6 7A1
5.50% 7/25/20	960	979

(continues)     NQ-452 [6/14] 8/14 (13028) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	12,135	$12,161
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	31,892	31,894
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 t	7,228	7,381
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	5,509	5,601
Series 2006-AR5 2A1
2.615% 4/25/36 •	13,544	13,230
Total Non-Agency
Collateralized Mortgage
Obligations (cost $66,093)		72,128

Senior Secured Loans – 2.14%«
Activision Blizzard Tranche B
1st Lien 3.25% 9/12/20	46,613	46,801
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	54,725	54,736
ARAMARK Tranche E
3.25% 9/7/19	24,938	24,852
Azure Midstream Tranche B
6.50% 10/21/18	18,389	18,550
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	49,688	49,830
Burlington Coat Factory
Warehouse Tranche B2
4.25% 2/23/17	45,108	45,481
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	15,000	15,011
Calpine Construction Finance
Tranche B 3.00% 5/1/20	64,350	63,316
Chrysler Group Tranche B 1st
Lien 3.50% 5/24/17	4,936	4,962
Clear Channel
Communications Tranche B
3.65% 1/29/16	145,000	144,139
Community Health Systems
Tranche D 4.25% 1/27/21	30,299	30,524
Community Health Systems
Tranche E 3.25% 1/25/17	9,501	9,535
Delta Air Lines Tranche B 1st
Lien 3.50% 4/20/17	19,449	19,471
Drillships Financing Holdings
Tranche B1
6.00% 2/17/21	14,888	15,111
Emdeon 1st Lien
3.75% 11/2/18	29,187	29,238
First Data Tranche B 1st Lien
4.00% 3/24/21	37,510	37,647
HCA Tranche B5 1st Lien
2.75% 3/31/17	53,595	53,782
Hilton Worldwide Finance
Tranche B2
3.50% 9/23/20	99,900	99,840
Houghton International 1st
Lien 4.00% 12/10/19	88,650	88,816
Huntsman International
Tranche B
3.75% 10/11/20	75,000	75,047
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	24,438	24,564
Immucor Tranche B2
5.00% 8/19/18	39,129	39,411
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	62,438	62,623
KIK Custom Products 1st Lien
5.50% 5/17/19	248,746	249,251
Landry’s Tranche B
4.00% 4/24/18	18,728	18,799
Level 3 Financing Tranche B
4.00% 1/15/20	35,000	35,114
Moxie Liberty Tranche B
7.50% 8/21/20	5,000	5,137
NEP Tranche B 1st Lien
4.25% 1/22/20	19,950	19,994
Novelis Tranche B
3.75% 3/10/17	21,664	21,721
Nuveen Investments 1st Lien
4.00% 5/13/17	25,000	25,071
Nuveen Investments 2nd Lien
6.50% 2/28/19	105,000	106,200
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19	13,500	13,528
Patheon 4.25% 1/23/21	10,000	9,937
Ply Gem Industries 1st Lien
4.00% 1/22/21	49,875	49,638
Remy International Tranche B
1st Lien 4.25% 3/5/20	18,845	18,892
Republic of Angola
6.57% 12/16/23	31,000	31,000

20 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Samson Investment 2nd Lien
5.00% 9/25/18		20,000	$20,041
Scientific Games International
4.25% 5/22/20		29,850	29,593
Sensus USA 2nd Lien
8.50% 4/13/18		25,000	25,141
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19		11,820	11,864
Sprouts Farmers
4.00% 4/12/20		21,842	21,924
Truven Health Analytics
Tranche B 4.50% 5/23/19		4,913	4,873
Univision Communications
Tranche C4 4.00% 3/1/20		80,512	80,550
USI Insurance Services
Tranche B 1st Lien
4.25% 12/3/18		24,626	24,693
Valeant Pharmaceuticals
International Tranche BE
3.75% 8/5/20		22,932	22,940
Wide Open West Finance
4.75% 3/27/19		64,188	64,534
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		81,209	81,424
Total Senior Secured Loans
(cost $2,027,054)			2,045,146

Sovereign Bonds – 0.09%Δ
Brazil – 0.01%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	14,000	5,298
			5,298
Mexico – 0.01%
Mexican Bonos
6.50% 6/10/21	MXN	38,000	3,152
7.75% 5/29/31	MXN	39,000	3,444
			6,596
Panama – 0.01%
Panama Government
International Bond
8.875% 9/30/27		7,000	10,063
			10,063
Republic of Korea – 0.02%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	21,313,730	20,370
			20,370
Romania – 0.01%
Romanian Government
International Bond 144A
4.875% 1/22/24 #		12,000	12,825
			12,825
South Africa – 0.00%
South Africa Government
Bond 8.00% 12/21/18	ZAR	40,000	3,824
			3,824
Sweden – 0.00%
Sweden Government Bond
1.50% 11/13/23	SEK	35,000	5,146
			5,146
United Kingdom – 0.01%
United Kingdom Gilt
1.25% 7/22/18	GBP	4,071	6,822
			6,822
Uruguay – 0.02%
Uruguay Government
International Bond
5.10% 6/18/50		20,000	19,800
			19,800
Total Sovereign Bonds
(cost $87,075)			90,744

Supranational Banks – 0.05%
International Bank for
Reconstruction &
Development
1.375% 6/23/19	SEK	50,000	7,517
2.923% 9/24/18 •	AUD	36,000	33,990
4.625% 2/26/19	NZD	4,000	3,492
Total Supranational Banks
(cost $44,747)			44,999

U.S. Treasury Obligations – 1.42%
U.S. Treasury Bond
3.625% 2/15/44		545,000	575,231
U.S. Treasury Notes
1.50% 5/31/19		515,000	512,445
2.50% 5/15/24		270,000	269,641
Total U.S. Treasury
Obligations
(cost $1,339,147)			1,357,317

(continues)     NQ-452 [6/14] 8/14 (13028) 21

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 0.09%
Alabama Power 5.625%	620	$15,407
Integrys Energy Group
6.00% •	600	15,786
National Retail Properties
5.70%	395	9,022
Public Storage 5.20%	450	9,963
Regions Financial 6.375% •	500	12,870
U.S. Bancorp 3.50% •	25	21,031
Total Preferred Stock
(cost $81,347)		84,079

	Principal
	amount°
Short-Term Investments – 2.57%
Discount Notes – 1.43%≠
Federal Home Loan Bank
0.03% 7/21/14	186,972	186,970
0.05% 7/28/14	132,907	132,905
0.05% 8/14/14	582,595	582,581
0.05% 8/15/14	64,998	64,996
0.06% 8/18/14	296,045	296,037
0.075% 11/19/14	103,172	103,151
		1,366,640
Repurchase Agreements – 0.95%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price $417,813
(collateralized by U.S.
government obligations
0.25% - 3.625%
12/31/15 - 8/15/43;
market value $426,169)	417,813	417,813
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price $139,271
(collateralized by U.S.
government obligations
0.00% - 2.625% 9/30/14
- 11/15/20; market value
$142,056)	139,271	139,271
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price $352,917
(collateralized by U.S.
government obligations
0.00% - 1.625%
11/13/14 - 4/30/19;
market value $359,975)	352,917	$352,916
		910,000

U.S. Treasury Obligation – 0.19%≠
U.S. Treasury Bill 0.093%
11/13/14	175,368	175,338
		175,338

Total Short-Term
Investments
(cost $2,451,893)		2,451,978

Total Value of
Securities – 101.20%
(cost $70,989,811)		96,601,613
Liabilities Net of
Receivables and Other
Assets – (1.20%)«		(1,148,905)
Net Assets – 100.00%		$95,452,708
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $3,300,458, which represents 3.46% of the Fund’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,813,206, which represents 1.90% of the Fund’s net assets. See Note 5 in “Notes.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.
«	Of this amount, $154,000 represents cash held as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $168,330, which represents 0.18% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

22 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	(5,436)	USD	5,000	7/11/14	$(94)
BAML	EUR	(11,711)	USD	15,973	7/11/14	(63)
BAML	NZD	(4,631)	USD	4,000	7/11/14	(51)
BNP	AUD	(42,365)	USD	39,101	7/11/14	(818)
CITI	GBP	(16)	USD	27	7/1/14	0
JPMC	KRW	(17,046,540)	USD	16,610	7/11/14	(227)
TD	JPY	(1,703,552)	USD	16,707	7/11/14	(108)
TD	MXN	43,293	USD	(3,307)	7/11/14	27
						$(1,334)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	E-mini MSCI EAFE
(10)	Index	$(979,122)	$(984,450)	9/22/14	$(5,328)
	E-mini MSCI Emerging
(18)	Markets Index	(937,569)	(936,630)	9/22/14	939
(10)	E-mini S&P 500 Index	(964,172)	(976,200)	9/22/14	(12,028)
(3)	U.S. Treasury 5 yr Notes	(358,820)	(358,383)	10/6/14	437
	U.S. Treasury 10 yr
1	Notes	124,407	125,172	9/22/14	765
	U.S. Treasury Long
3	Bonds	413,704	411,563	9/22/14	(2,141)
		$(2,701,572)			$(17,356)

Swap Contracts
CDS Contracts2

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
Protection
Purchased:
MSC	CDX.EM.21	$55,000	5.00%	6/20/19	$(904)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar

(continues)     NQ-452 [6/14] 8/14 (13028) 23

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CVA – Dutch Certificate
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MSC – Morgan Stanley Capital
MXN – Mexican Peso

NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

24 NQ-452 [6/14] 8/14 (13028)

Notes

Delaware Foundation® Growth Allocation Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2010–Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

(continues)     NQ-452 [6/14] 8/14 (13028) 25

Notes

June 30, 2014 (Unaudited)

1. Significant Accounting Policies (continued)

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (example: “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income annually and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

26 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	$137,739,966
Aggregate unrealized appreciation	$24,622,463
Aggregate unrealized depreciation	(2,369,039)
Net unrealized appreciation	$22,253,424

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-452 [6/14] 8/14 (13028) 27

Notes

June 30, 2014 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities[1]	$—	$3,893,545	$26,141	$3,919,686
Corporate Debt	—	9,732,930	—	9,732,930
Foreign Debt	—	135,743	—	135,743
Municipal Bonds	—	89,364	—	89,364
Senior Secured Loans[1]	—	2,014,146	31,000	2,045,146
Common Stock
Consumer Discretionary	8,646,770	—	—	8,646,770
Consumer Staples	7,629,602	—	—	7,629,602
Energy	7,297,473	—	—	7,297,473
Financials	13,085,927	168,330	—	13,254,257
Healthcare	9,886,478	—	—	9,886,478
Industrials	7,524,661	—	—	7,524,661
Information Technology	13,242,313	—	—	13,242,313
Materials	4,182,278	39,121	—	4,221,399
Telecommunication Services	3,793,348	—	—	3,793,348
Utilities	1,045,271	152	—	1,045,423
Convertible Preferred Stock[1]	41,778	45,433	—	87,211
Exchange-Traded Funds	156,435	—	—	156,435
Preferred Stock	84,079	—	—	84,079
U.S. Treasury Obligations	—	1,357,317	—	1,357,317
Short-Term Investments	—	2,451,978	—	2,451,978
Total	$76,616,413	$19,928,059	$57,141	$96,601,613
Foreign Currency Exchange
Contracts	$—	$(1,334)	$—	$(1,334)
Futures Contracts	(17,356)	—	—	(17,356)
Swap Contracts	—	(904)	—	(904)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities	—	99.33%	0.67%	100.00%
Senior Secured Loans	—	98.48%	1.52%	100.00%
Convertible Preferred Stock	43.78%	56.22%	—	100.00%

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

28 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $154,000 in cash as collateral for futures contracts.

Options Contracts — The Fund enters into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market condition and foreign currencies; to earn income, as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended June 30, 2014.

(continues)     NQ-452 [6/14] 8/14 (13028) 29

Notes

June 30, 2014 (Unaudited)

3. Derivatives (continued)

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Delaware Management Company (DMC), a series of Delaware Management Business Trust.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended June 30, 2014, the Fund did not enter into any CDS contract as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) trading certain CDS basket through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

30 NQ-452 [6/14] 8/14 (13028)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended June 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

(continues)     NQ-452 [6/14] 8/14 (13028) 31

Notes

June 30, 2014 (Unaudited)

5. Credit and Market Risk (continued)

The Fund may invest a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

32 NQ-452 [6/14] 8/14 (13028)

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 60.10%
U.S. Markets – 32.35%
Consumer Discretionary – 3.25%
BorgWarner	1,740	$113,431
Buffalo Wild Wings †	915	151,625
Carnival	2,200	82,830
Century Communications =†	25,000	0
Cheesecake Factory	2,035	94,465
Cinemark Holdings	1,770	62,587
Comcast Special Class A	5,050	269,317
Del Frisco’s Restaurant
Group †	3,225	88,881
DSW Class A	4,360	121,818
Express †	4,045	68,886
Ford Motor	15,650	269,806
G-III Apparel Group †	2,165	176,794
Iconix Brand Group †	3,715	159,522
Jack in the Box	2,670	159,773
Johnson Controls	21,400	1,068,502
L Brands	19,135	1,122,459
Liberty Interactive Class A †	48,381	1,420,466
Lowe’s	21,000	1,007,790
Macy’s	4,250	246,585
Madden (Steven) †	4,670	160,181
McDonald’s	3,020	304,235
National CineMedia	4,950	86,675
NIKE Class B	9,768	757,508
Nordstrom	2,770	188,166
Popeyes Louisiana Kitchen †	3,445	150,581
Priceline Group †	1,164	1,400,292
Regal Entertainment Group
Class A	2,880	60,768
Sally Beauty Holdings †	17,523	439,477
Shutterfly †	2,140	92,148
Starbucks	3,720	287,854
Tenneco †	2,845	186,917
Tractor Supply	1,910	115,364
Urban Outfitters †	4,420	149,661
Viacom Class B	1,330	115,351
		11,180,715
Consumer Staples – 2.46%
Archer-Daniels-Midland	27,880	1,229,787
Avon Products	15,400	224,994
Casey’s General Stores	2,040	143,392
Coca-Cola	2,640	111,830
CVS Caremark	17,660	1,331,034
General Mills	4,200	220,668
J&J Snack Foods	1,100	103,532
Kimberly-Clark	1,610	179,064
Kraft Foods Group	17,867	1,071,107
Mondelez International
Class A	27,900	1,049,319
PepsiCo	4,190	374,335
Procter & Gamble	5,870	461,323
Susser Holdings †	1,275	102,918
Walgreen	24,877	1,844,132
		8,447,435
Energy – 3.51%
Bonanza Creek Energy †	600	34,314
Bristow Group	850	68,527
C&J Energy Services †	2,815	95,091
Carrizo Oil & Gas †	2,285	158,259
Chevron	12,230	1,596,627
ConocoPhillips	13,200	1,131,636
Core Laboratories	430	71,836
Diamondback Energy †	1,080	95,904
EOG Resources	19,458	2,273,862
Exxon Mobil	4,660	469,169
Halliburton	16,200	1,150,362
Jones Energy Class A @†	4,360	89,380
Kodiak Oil & Gas †	7,770	113,053
Marathon Oil	33,770	1,348,098
National Oilwell Varco	2,100	172,935
Occidental Petroleum	12,940	1,328,032
Parsley Energy Class A †	1,015	24,431
Pioneer Energy Services †	2,545	44,639
RigNet †	2,930	157,693
Rosetta Resources †	2,470	135,479
RSP Permian †	1,580	51,255
Schlumberger	3,400	401,030
Williams	18,000	1,047,780
		12,059,392
Financials – 6.29%
AFLAC	3,790	235,927
Allstate	17,900	1,051,088
American Campus
Communities	1,450	55,448
American Equity Investment
Life Holding	5,580	137,268
American Tower	2,770	249,245
Ameriprise Financial	1,510	181,200
AMERISAFE	1,980	80,527

(continues)     NQ-448 [6/14] 8/14 (13026) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Apartment Investment &
Management	2,425	$78,255
AvalonBay Communities	1,725	245,278
Bank of New York Mellon	30,200	1,131,896
BB&T	25,800	1,017,294
BBCN Bancorp	5,890	93,945
BlackRock	600	191,760
Boston Properties	2,250	265,905
Brandywine Realty Trust	7,325	114,270
Bryn Mawr Bank	1,085	31,595
Camden Property Trust	1,025	72,929
Capital Bank Financial †	1,735	40,963
Capital One Financial	3,720	307,272
Cardinal Financial	5,800	107,068
Citigroup	6,740	317,454
City Holding	2,225	100,392
CME Group	9,127	647,561
Corporate Office Properties
Trust	1,925	53,534
Cousins Properties	4,675	58,204
Crown Castle International	20,972	1,557,381
DCT Industrial Trust	19,525	160,300
DDR	8,375	147,651
Douglas Emmett	4,600	129,812
Duke Realty	9,050	164,348
DuPont Fabros Technology	4,350	117,276
EastGroup Properties	1,445	92,812
EPR Properties	3,735	208,674
Equity Lifestyle Properties	1,275	56,304
Equity One	2,400	56,616
Equity Residential	4,475	281,925
Essex Property Trust	900	166,419
Evercore Partners Class A	3,630	209,233
Extra Space Storage	1,225	65,231
Federal Realty Investment
Trust	475	57,437
Fidelity & Guaranty Life	4,950	118,503
First Industrial Realty Trust	5,225	98,439
First NBC Bank Holding †	2,675	89,639
First Potomac Realty Trust	2,800	36,736
Flushing Financial	3,820	78,501
General Growth Properties	9,700	228,532
Greenhill & Co	1,415	69,689
Health Care REIT	1,325	83,038
Healthcare Realty Trust	2,625	66,727
Healthcare Trust of America
Class A	4,825	58,093
Highwoods Properties	2,600	109,070
Host Hotels & Resorts	16,065	353,591
Independent Bank @	2,545	97,677
Infinity Property & Casualty @	1,225	82,357
IntercontinentalExchange
Group	5,687	1,074,274
Invesco	4,750	179,313
JPMorgan Chase	8,340	480,551
Kilroy Realty	1,575	98,091
Kimco Realty	4,800	110,304
Kite Realty Group Trust	20,020	122,923
LaSalle Hotel Properties	5,760	203,270
Lexington Realty Trust	5,525	60,830
Liberty Property Trust	1,300	49,309
LTC Properties	475	18,544
Macerich	1,375	91,781
Maiden Holdings	453	5,477
Marsh & McLennan	20,800	1,077,856
National Retail Properties	6,030	224,256
Park National	446	34,431
Pebblebrook Hotel Trust	1,875	69,300
Post Properties	1,625	86,873
Primerica	2,540	121,539
Progressive	21,113	535,426
Prologis	6,375	261,949
Prosperity Bancshares	2,110	132,086
Prudential Financial	1,750	155,347
PS Business Parks	750	62,617
Public Storage	1,200	205,620
Ramco-Gershenson Properties
Trust	10,170	169,025
Raymond James Financial	4,330	219,661
Regency Centers	2,025	112,752
RLJ Lodging Trust	2,775	80,170
Sabra Health Care REIT	1,400	40,194
Selective Insurance Group @	3,775	93,318
Simon Property Group	3,825	636,021
SL Green Realty	1,750	191,467
Sovran Self Storage	1,405	108,536
Spirit Realty Capital	6,975	79,236
State Street	2,790	187,655
Sterling Bancorp	9,100	109,200
Stifel Financial †	2,410	114,113
Strategic Hotels & Resorts †	7,500	87,825
Susquehanna Bancshares	9,680	102,221

2 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Tanger Factory Outlet Centers	2,750	$96,167
Taubman Centers	675	51,172
Texas Capital Bancshares †	1,870	100,887
Travelers	2,620	246,463
UDR	4,150	118,815
United Fire Group	2,575	75,499
Ventas	3,850	246,785
Vornado Realty Trust	2,600	277,498
Washington Prime Group †	1,913	35,840
Webster Financial	3,470	109,444
Wells Fargo	8,240	433,094
Western Alliance Bancorp †	4,805	114,359
		21,607,673
Healthcare – 4.67%
AbbVie	6,340	357,830
Acorda Therapeutics †	3,215	108,378
Air Methods †	2,770	143,071
Akorn †	3,080	102,410
Align Technology †	1,090	61,084
Alkermes †	2,850	143,441
Allergan	10,706	1,811,669
Auxilium Pharmaceuticals †	5,535	111,032
Baxter International	14,200	1,026,660
Cardinal Health	14,600	1,000,976
Celgene †	26,602	2,284,580
Cepheid †	2,435	116,734
Conmed	2,925	129,139
Cross Country Healthcare †	7,155	46,651
CryoLife	6,985	62,516
DexCom †	2,700	107,082
Express Scripts †	4,300	298,119
Gilead Sciences †	5,320	441,081
InterMune †	4,495	198,454
Johnson & Johnson	10,970	1,147,681
Medicines †	1,890	54,923
Merck	25,400	1,469,390
Merit Medical Systems †	4,020	60,702
NPS Pharmaceuticals †	3,480	115,014
Perrigo	4,364	636,097
Pfizer	51,642	1,532,735
Prestige Brands Holdings †	2,420	82,014
Quest Diagnostics	17,100	1,003,599
Quidel †	3,920	86,671
Spectrum Pharmaceuticals †	7,305	59,390
Thermo Fisher Scientific	2,890	341,020
UnitedHealth Group	4,450	363,788
Vertex Pharmaceuticals †	1,260	119,297
WellCare Health Plans †	1,500	111,990
West Pharmaceutical Services	3,485	146,997
Zoetis	4,430	142,956
		16,025,171
Industrials – 2.55%
AAON	4,094	137,231
Acuity Brands	390	53,917
Applied Industrial
Technologies	2,775	140,776
Barnes Group	3,545	136,624
Caterpillar	900	97,803
Chart Industries †	600	49,644
Columbus McKinnon	4,105	111,040
Cummins	950	146,575
Deere	1,170	105,943
Eaton	2,470	190,635
ESCO Technologies	2,015	69,800
Esterline Technologies †	1,710	196,855
FedEx	1,750	264,915
General Electric	17,620	463,054
Granite Construction	3,153	113,445
Honeywell International	2,770	257,471
Hunt (J.B.) Transport Services	1,550	114,359
Kadant	3,140	120,733
KEYW Holding †	8,790	110,490
Kforce	6,475	140,184
Lockheed Martin	1,500	241,095
MasTec †	1,800	55,476
McGrath RentCorp	3,465	127,339
MYR Group †	2,575	65,225
Nielsen Holdings	3,280	158,785
Northrop Grumman	8,600	1,028,818
NOW †	1	18
Parker Hannifin	1,440	181,051
Raytheon	10,600	977,850
Republic Services	4,560	173,143
Roadrunner Transportation
Systems †	3,955	111,135
Rockwell Collins	1,060	82,828
Tetra Tech	3,305	90,887
Union Pacific	3,840	383,040
United Stationers	3,255	134,985
United Technologies	3,010	347,505
URS	3,010	138,009

(continues)     NQ-448 [6/14] 8/14 (13026) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
US Ecology	2,335	$114,298
WageWorks †	2,920	140,773
Waste Management	23,400	1,046,682
XPO Logistics †	4,670	133,655
		8,754,091
Information Technology – 7.43%
Accenture Class A	3,360	271,622
Adobe Systems †	21,311	1,542,064
Anixter International	1,365	136,596
Apple	7,735	718,814
Applied Micro Circuits †	9,815	106,100
Avago Technologies	1,810	130,447
Brightcove †	11,310	119,207
Broadcom Class A	30,200	1,121,024
Callidus Software †	3,505	41,850
Cisco Systems	48,510	1,205,473
eBay †	23,736	1,188,224
EMC	12,190	321,085
Equinix †	5,374	1,129,024
ExlService Holdings †	1,705	50,212
Facebook Class A †	3,760	253,010
FARO Technologies †	2,530	124,274
Google Class A †	2,012	1,176,356
Google Class C †	1,362	783,531
Guidewire Software †	2,185	88,842
Intel	43,600	1,347,240
International Business
Machines	420	76,133
InterXion Holding †	3,450	94,461
Intuit	13,117	1,056,312
j2 Global @	2,520	128,167
Marin Software †	4,360	51,317
MasterCard Class A	23,423	1,720,888
Microsoft	53,306	2,222,860
Motorola Solutions	5,214	347,096
NETGEAR †	2,795	97,182
Plantronics	1,895	91,055
Proofpoint †	3,755	140,662
QUALCOMM	26,660	2,111,472
Rally Software Development †	7,695	83,799
Rocket Fuel †	2,745	85,342
Rofin-Sinar Technologies †	4,165	100,127
salesforce.com †	2,920	169,594
SciQuest †	4,735	83,762
Semtech †	4,460	116,629
SS&C Technologies Holdings †	2,440	107,897
Synaptics †	1,545	140,039
TeleTech Holdings †	3,680	106,683
Teradata †	5,283	212,377
Texas Instruments	3,880	185,425
Trulia †	835	39,562
VeriFone Systems †	10,013	367,978
Visa Class A	8,749	1,843,502
Xerox	84,800	1,054,912
Yahoo †	12,100	425,073
Yelp †	5,309	407,094
		25,522,395
Materials – 0.84%
Axiall	2,480	117,230
Boise Cascade †	3,625	103,820
Chemtura †	5,185	135,484
duPont (E.I.) deNemours	18,410	1,204,750
Eastman Chemical	2,770	241,959
Huntsman	5,030	141,343
Innophos Holdings	1,475	84,916
International Paper	2,420	122,137
Kaiser Aluminum	1,360	99,103
Materion	2,025	74,905
MeadWestvaco	5,220	231,037
Neenah Paper	2,020	107,363
Taminco †	4,800	111,648
U.S. Silica Holdings	1,075	59,598
Worthington Industries	1,485	63,914
		2,899,207
Telecommunication Services – 0.76%
AT&T	39,910	1,411,218
Atlantic Tele-Network	1,280	74,240
inContact †	11,095	101,963
Verizon Communications	21,100	1,032,423
		2,619,844
Utilities – 0.59%
Cleco	2,315	136,469
Edison International	20,910	1,215,080
MDU Resources Group	5,440	190,944
NorthWestern	2,180	113,774
OGE Energy	4,900	191,492
Sempra Energy	1,750	183,243
		2,031,002
Total U.S. Markets
(cost $62,567,645)		111,146,925

4 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets – 19.26%§
Consumer Discretionary – 3.05%
Adidas	2,190	$221,811
Bayerische Motoren Werke	7,406	939,228
Benesse Holdings	4,600	199,546
Cie Financiere Richemont
Class A	1,730	181,515
Compass Group	18,850	328,112
Denso	4,600	219,523
Don Quijote Holdings	5,300	295,563
Hennes & Mauritz Class B	3,450	150,741
Kering	2,487	545,363
LVMH Moet Hennessy Louis
Vuitton	965	186,043
NHK Spring	20,100	188,472
Nitori Holdings	17,448	954,073
Publicis Groupe	13,377	1,134,521
Sands China	28,400	214,548
Shimamura	1,900	186,784
Shimano	2,000	221,882
Sodexo	2,260	243,073
Swatch Group	430	259,644
Techtronic Industries	174,000	557,897
Toyota Motor	30,689	1,842,885
USS	13,500	230,385
WPP	12,800	279,106
Yue Yuen Industrial Holdings	267,000	893,979
		10,474,694
Consumer Staples – 2.36%
Anheuser-Busch InBev	4,330	497,431
Aryzta †	14,759	1,397,932
British American Tobacco	6,580	391,692
Carlsberg Class B	8,445	909,674
Coca-Cola Amatil	67,677	603,796
Danone	2,020	150,022
Diageo	12,900	411,994
Heineken	2,850	204,601
Kao	7,300	287,273
Koninklijke Ahold	9,200	172,706
L’Oreal	1,820	313,623
Meiji Holdings	3,000	198,687
Nestle	7,950	615,848
Reckitt Benckiser Group	2,040	178,070
SABMiller	3,060	177,441
Tesco	131,357	638,950
Unilever	4,780	216,884
Unilever CVA	6,160	269,527
Wesfarmers	3,890	153,497
Woolworths	9,850	327,177
		8,116,825
Energy – 0.94%
AMEC	10,400	216,271
BG Group	12,450	263,164
CGG †	10,800	152,907
Neste Oil	8,600	167,802
Saipem	32,076	865,225
Subsea 7	44,519	830,502
Total	10,153	733,747
		3,229,618
Financials – 2.87%
AIA Group	39,800	200,018
AXA	46,753	1,117,409
Banco Espirito Santo
Class R †	176,000	145,075
Bank Leumi Le-Israel BM †	47,500	185,349
Commonwealth Bank of
Australia	5,070	386,729
Daito Trust Construction	2,400	282,130
Daiwa Securities Group	27,000	233,717
Exor	4,100	168,362
Intesa Sanpaolo	96,000	296,547
Lloyds Banking Group †	296,000	376,164
Mitsubishi UFJ Financial
Group	191,773	1,175,453
Nordea Bank	92,836	1,309,956
OCBC Bank	27,000	206,793
Prudential	14,350	329,360
QBE Insurance Group	19,900	204,005
Seven Bank	48,300	197,367
Societe Generale	4,480	234,665
Sony Financial Holdings	11,400	194,435
Standard Chartered	57,525	1,175,576
UBS †	13,500	247,669
UniCredit	141,275	1,182,890
		9,849,669
Healthcare – 3.10%
Bayer	3,170	447,725
CSL	4,670	293,105
Dainippon Sumitomo Pharma	15,200	174,782
Fresenius	1,480	220,685
GlaxoSmithKline	15,700	420,268
ICON †	3,275	154,285
Miraca Holdings	3,800	184,158

(continues)     NQ-448 [6/14] 8/14 (13026) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Novartis	19,711	$1,784,736
Novo Nordisk ADR	21,609	998,120
Novo Nordisk Class B	7,750	356,698
QIAGEN †	6,900	167,227
Roche Holding	2,590	772,459
Sanofi	11,231	1,193,029
Smith & Nephew	15,950	283,639
Stada Arzneimittel	15,583	742,208
Teva Pharmaceutical
Industries ADR	46,900	2,458,498
		10,651,622
Industrials – 3.00%
ABB †	7,200	165,782
Adecco †	2,550	209,900
Aggreko	7,092	200,282
Assa Abloy Class B	4,750	241,658
Cathay Pacific Airways	103,000	192,435
Cie de Saint-Gobain	4,300	242,606
Cobham	39,400	210,600
Deutsche Lufthansa	7,673	164,738
Deutsche Post	29,333	1,060,737
East Japan Railway	13,241	1,042,787
Elbit Systems	3,670	225,879
European Aeronautic Defence
& Space	4,630	310,261
Ferrovial	8,400	187,075
Fuji Electric	37,000	175,295
IHI	43,000	200,326
ITOCHU	85,749	1,101,115
Koninklijke Philips Electronics	37,214	1,180,888
Meggitt	19,350	167,580
Mitsubishi Electric	17,000	209,742
OSRAM Licht †	3,150	158,874
Schneider Electric	1,930	181,682
Singapore Airlines	19,000	158,016
Travis Perkins	7,550	211,666
Vinci	14,454	1,080,596
WestJet Airlines @	33,614	825,502
Yamato Holdings	9,300	192,673
		10,298,695
Information Technology – 1.35%
Amadeus IT Holding	5,100	210,333
Cap Gemini	2,900	206,880
CGI Group Class A †	42,104	1,492,593
Citizen Holdings	23,100	181,261
Computershare	19,700	231,867
FIH Mobile †	258,000	163,781
Infineon Technologies	19,500	243,748
NICE Systems	3,980	162,610
SAP	3,540	273,379
Seiko Epson	5,900	250,989
Teleperformance	17,345	1,062,915
Trend Micro	4,800	158,002
		4,638,358
Materials – 1.67%
Air Liquide	2,585	348,996
Anglo American ADR	10,000	122,254
AuRico Gold	56,922	243,300
BASF	1,450	168,820
BHP Billiton Limited	13,150	445,223
Boliden	12,850	186,414
EMS-Chemie Holding	470	187,608
Johnson Matthey	4,135	219,395
Lafarge	8,402	729,381
LANXESS	2,810	189,667
Novozymes Class B	5,000	250,790
Rexam	89,133	816,172
Rio Tinto	13,478	717,077
Shin-Etsu Chemical	3,300	200,576
Syngenta ADR	7,784	582,243
Yamana Gold	39,083	321,647
		5,729,563
Telecommunication Services – 0.69%
BT Group	36,500	240,453
KDDI	6,414	391,177
Nippon Telegraph &
Telephone	22,543	1,405,781
Softbank	3,200	238,243
Vodafone Group	27,926	93,204
		2,368,858
Utilities – 0.23%
National Grid	27,950	401,838
Red Electrica	2,100	192,078
Tokyo Gas	37,000	216,197
		810,113
Total Developed Markets
(cost $47,924,695)		66,168,015
Emerging Markets X – 8.49%
Consumer Discretionary – 0.49%
Arcos Dorados Holdings @	19,200	215,040

6 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Discretionary (continued)
Grupo Televisa ADR	19,450	$667,329
Hyundai Motor	971	220,202
LG Electronics	2,989	219,449
Mahindra & Mahindra	11,528	220,195
Woolworths Holdings	21,137	155,285
		1,697,500
Consumer Staples – 1.15%
Anadolu Efes Biracilik Ve Malt
Sanayii †	25,884	316,954
Brasil Foods ADR	23,060	560,589
China Mengniu Dairy	55,000	254,408
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	5,800	268,714
Cia Cervecerias Unidas ADR	6,200	145,204
Fomento Economico
Mexicano ADR	3,225	302,021
Hypermarcas †	52,800	456,959
Lotte Chilsung Beverage @	238	413,443
Lotte Confectionery @	159	303,545
Tingyi Cayman Islands
Holding	79,816	223,475
Tsingtao Brewery	26,162	204,561
Uni-President China
Holdings @	378,000	289,706
Wal-Mart de Mexico Class V	80,072	214,628
		3,954,207
Energy – 1.32%
Cairn India	36,076	219,273
China Petroleum & Chemical	182,850	174,348
CNOOC ADR	1,340	240,249
Gazprom ADR †	53,630	467,385
LUKOIL ADR	5,600	334,992
PetroChina ADR	1,700	213,435
Petroleo Brasileiro ADR	42,800	626,164
Polski Koncern Naftowy Orlen	10,580	142,834
PTT	24,691	242,039
Reliance Industries GDR
144A #@	29,658	997,992
Rosneft GDR	35,600	260,414
Sasol ADR	5,100	301,512
Tambang Batubara Bukit
Asam Persero	132,000	119,418
YPF ADR	6,400	209,152
		4,549,207
Financials – 1.23%
Banco Santander Brasil ADR	32,650	225,938
Bangkok Bank	36,661	218,113
China Construction Bank	344,449	260,436
Etalon Group GDR
144A #@=	16,400	72,783
ICICI Bank ADR	6,700	334,330
Industrial & Commercial Bank
of China	606,800	383,637
Itau Unibanco Holding ADR	23,584	339,138
KB Financial Group ADR	13,989	486,272
Powszechna Kasa
Oszczednosci Bank Polski	11,007	136,638
Remgro	9,969	215,544
Samsung Life Insurance	2,703	272,437
Sberbank =	143,664	357,227
Shinhan Financial Group	6,862	317,673
Standard Bank Group	25,365	345,748
UEM Sunrise @	380,419	240,502
		4,206,416
Industrials – 0.40%
America Latina Logistica	22,719	85,457
Empresas ICA ADR †	20,200	157,964
Gol Linhas Aereas Inteligentes
ADR †	26,800	146,864
KCC @	1,445	880,993
Santos Brasil Participacoes	9,600	84,083
		1,355,361
Information Technology – 1.57%
Baidu ADR †	7,630	1,425,360
Hon Hai Precision Industry	182,085	609,541
LG Display ADR †	15,800	249,166
MediaTek	21,000	355,009
Samsung Electronics	983	1,284,117
SINA †	3,500	174,195
Sohu.com †	7,400	426,906
Taiwan Semiconductor
Manufacturing	68,069	288,249
Taiwan Semiconductor
Manufacturing ADR	12,400	265,236
United Microelectronics	398,000	199,183
WNS Holdings ADR †	5,923	113,603
		5,390,565
Materials – 0.83%
Anglo American Platinum †	3,361	145,677
ArcelorMittal South Africa †	18,369	53,634
Braskem ADR	14,575	187,289

(continues)     NQ-448 [6/14] 8/14 (13026) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Cemex ADR †	39,666	$524,776
Cemex Latam Holdings †	41,949	411,111
Fibria Celulose ADR †	27,090	263,315
Gerdau @	13,000	61,727
Gerdau ADR	16,700	98,363
Impala Platinum Holdings	6,881	69,136
Nine Dragons Paper Holdings	163,000	110,835
Siam Cement	9,500	133,539
Siam Cement NVDR	7,500	104,501
Sociedad Quimica y Minera de
Chile ADR	5,100	149,481
Ultratech Cement	5,681	245,169
Vale ADR	22,025	291,391
		2,849,944
Telecommunication Services – 1.50%
America Movil ADR	10,000	207,500
China Mobile	41,921	406,751
China Mobile ADR	5,425	263,709
China Telecom	300,000	146,703
China Unicom Hong Kong
ADR	11,943	183,086
Chunghwa Telecom ADR	6,860	219,932
KT ADR	27,650	418,621
MegaFon GDR †	10,900	343,350
Mobile Telesystems ADR	8,600	169,764
MTN Group	12,126	255,330
Reliance Communications	58,781	143,184
SK Telecom ADR	38,200	990,908
Telefonica Brasil ADR	11,205	229,815
Tim Participacoes ADR	26,000	754,780
Turkcell Iletisim Hizmetleri
ADR †	12,550	195,780
Vodacom Group	18,537	229,064
		5,158,277
Total Emerging Markets
(cost $24,524,413)		29,161,477

Total Common Stock
(cost $135,016,753)		206,476,417

Convertible Preferred Stock – 0.22%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	2,525	57,523
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	38	44,351
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	43	54,583
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	1,215	70,045
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	700	37,763
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	59	71,597
HealthSouth 6.50% exercise
price $30.01, expiration
date 12/31/49	60	78,053
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	49	65,291
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	1,857	94,540
MetLife 5.00% exercise price
$44.27, expiration date
10/8/14	1,775	56,729
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	502	57,103
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	50	60,700
Total Convertible Preferred
Stock (cost $697,070)		748,278

Exchange-Traded Funds – 0.12%
iShares MSCI EAFE Growth
Index ETF	4,320	312,984
iShares MSCI EAFE Index ETF	380	25,981
Vanguard FTSE Developed
Markets ETF	1,430	60,904
Total Exchange-Traded
Funds (cost $391,823)		399,869

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	63,272	69,625

8 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Securities (continued)
Fannie Mae Whole Loan
REMIC Trust
Series 2002-W11 AV1
0.492% 11/25/32 •	6,552	$5,990
Total Agency Asset-Backed
Securities (cost $69,315)		75,615

Agency Collateralized Mortgage Obligations – 0.29%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	28,483	32,518
Series 2003-26 AT
5.00% 11/25/32	53,850	56,091
Series 2010-41 PN
4.50% 4/25/40	120,000	129,719
Series 2010-96 DC
4.00% 9/25/25	5,000	5,364
Series 2012-122 SD
5.948% 11/25/42 •Σ	191,419	42,205
Series 2013-38 AI
3.00% 4/25/33 Σ	527,427	85,878
Series 2013-44 DI
3.00% 5/25/33 Σ	797,448	134,424
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	21,127	23,984
Series 4065 DE
3.00% 6/15/32	30,000	28,747
Series 4185 LI
3.00% 3/15/33 Σ	198,386	33,657
Series 4191 CI
3.00% 4/15/33 Σ	93,020	15,715
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	318,511
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20	100,000	103,782
Total Agency Collateralized
Mortgage Obligations
(cost $971,133)		1,010,595

Agency Mortgage-Backed Securities – 5.98%
Fannie Mae
6.50% 8/1/17	10,967	11,459
Fannie Mae ARM
2.415% 5/1/43 •	80,627	80,398
2.546% 6/1/43 •	27,951	28,044
3.201% 4/1/44 •	124,598	128,613
3.279% 3/1/44 •	109,485	113,574
3.296% 9/1/43 •	98,904	102,021
Fannie Mae Relocation 30 yr
5.00% 1/1/36	5,927	6,514
Fannie Mae S.F. 15 yr
2.50% 10/1/27	87,729	89,239
2.50% 2/1/28	289,138	294,115
3.00% 11/1/27	14,764	15,355
3.50% 7/1/26	89,642	95,118
4.00% 4/1/24	28,831	30,830
4.00% 5/1/25	46,608	49,926
4.00% 6/1/25	169,098	181,163
4.00% 11/1/25	215,952	231,367
4.00% 12/1/26	80,135	85,682
4.00% 5/1/27	167,398	179,360
4.50% 4/1/18	9,089	9,652
5.00% 9/1/18	15,182	16,110
5.50% 6/1/22	2,482	2,638
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	520,000	528,206
3.00% 7/1/29	1,246,000	1,294,283
3.50% 7/1/29	1,687,000	1,787,956
Fannie Mae S.F. 20 yr
3.00% 8/1/33	76,026	77,591
3.00% 9/1/33	73,636	75,152
3.50% 4/1/33	14,330	15,012
3.50% 9/1/33	54,286	56,872
4.00% 2/1/31	60,875	65,518
5.00% 11/1/23	6,720	7,467
5.50% 8/1/28	14,317	16,077
5.50% 12/1/29	9,879	11,092
6.00% 9/1/29	50,407	57,137
Fannie Mae S.F. 30 yr
3.00% 7/1/42	74,282	73,469
3.00% 10/1/42	1,160,844	1,148,211
3.00% 12/1/42	191,292	189,197
3.00% 1/1/43	448,396	443,485
3.00% 2/1/43	46,595	46,085
3.00% 4/1/43	287,274	284,128
3.00% 5/1/43	179,228	177,265
4.00% 11/1/40	38,421	40,832
4.00% 1/1/41	176,106	187,159
4.00% 1/1/43	86,873	92,326
4.00% 8/1/43	33,152	35,233
4.50% 7/1/36	29,245	31,686
4.50% 11/1/40	90,271	97,828
4.50% 3/1/41	187,963	203,656
4.50% 4/1/41	176,112	190,886

(continues)     NQ-448 [6/14] 8/14 (13026) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 10/1/41	106,965	$115,890
4.50% 11/1/41	94,509	102,408
4.50% 12/1/43	16,196	17,581
4.50% 5/1/44	64,905	70,455
5.00% 2/1/35	5,814	6,486
5.00% 4/1/35	27,609	30,725
5.00% 7/1/35	35,721	39,771
5.00% 10/1/35	80,441	89,440
5.00% 11/1/35	25,372	28,223
5.00% 2/1/36	34,547	38,428
5.00% 2/1/37	74,419	82,890
5.00% 4/1/37	21,018	23,377
5.00% 8/1/37	7,090	7,889
5.00% 2/1/38	22,814	25,377
5.50% 12/1/32	4,481	5,038
5.50% 2/1/33	66,662	75,005
5.50% 4/1/34	23,309	26,212
5.50% 11/1/34	24,643	27,722
5.50% 12/1/34	152,368	171,365
5.50% 3/1/35	48,029	53,983
5.50% 5/1/35	39,160	44,010
5.50% 6/1/35	21,334	23,868
5.50% 1/1/36	13,660	15,349
5.50% 5/1/36	11,588	13,005
5.50% 7/1/36	6,772	7,613
5.50% 1/1/37	1,358	1,526
5.50% 2/1/37	17,816	19,935
5.50% 8/1/37	63,206	70,984
5.50% 1/1/38	73,909	83,040
5.50% 2/1/38	25,768	28,965
5.50% 6/1/38	4,367	4,885
5.50% 9/1/38	172,264	193,328
5.50% 10/1/39	227,658	254,701
5.50% 7/1/40	67,476	75,492
6.00% 5/1/36	72,941	82,389
6.00% 6/1/36	7,983	9,016
6.00% 2/1/37	27,037	30,546
6.00% 5/1/37	77,492	87,212
6.00% 8/1/37	66,479	75,078
6.00% 9/1/37	9,685	10,941
6.00% 11/1/37	11,599	13,087
6.00% 5/1/38	113,812	128,260
6.00% 7/1/38	3,482	3,918
6.00% 10/1/38	112,392	126,494
6.00% 1/1/39	46,002	51,809
6.00% 9/1/39	393,303	442,972
6.00% 3/1/40	38,467	43,296
6.00% 9/1/40	34,414	38,773
6.50% 2/1/36	26,416	30,244
7.50% 6/1/31	18,424	22,006
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	224,000	221,288
3.50% 7/1/44	827,000	851,293
4.00% 7/1/44	2,594,000	2,752,883
4.00% 8/1/44	660,000	698,337
4.50% 7/1/44	1,658,000	1,795,563
5.00% 7/1/44	191,000	212,100
5.50% 7/1/44	34,000	38,065
Freddie Mac ARM
2.356% 7/1/36 •	20,029	21,355
2.464% 4/1/34 •	9,152	9,781
2.53% 1/1/44 •	249,368	255,269
Freddie Mac S.F. 15 yr
4.00% 12/1/24	36,639	38,983
4.00% 8/1/25	32,389	34,709
4.50% 8/1/24	75,047	80,911
4.50% 7/1/25	15,464	16,638
4.50% 6/1/26	34,368	36,889
5.00% 6/1/18	16,824	17,858
5.50% 6/1/20	8,332	8,922
Freddie Mac S.F. 20 yr
3.50% 1/1/34	102,092	106,744
Freddie Mac S.F. 30 yr
3.00% 10/1/42	86,964	86,023
3.00% 11/1/42	93,899	93,057
4.00% 11/1/40	63,981	67,873
4.00% 12/1/40	4,021	4,266
4.00% 2/1/42	43,791	46,455
4.50% 10/1/39	49,017	53,083
4.50% 3/1/42	414,220	448,750
5.50% 12/1/34	8,842	9,939
5.50% 6/1/36	6,428	7,199
5.50% 11/1/36	14,229	15,918
5.50% 12/1/36	3,363	3,749
5.50% 6/1/38	8,192	9,131
5.50% 3/1/40	34,543	38,503
5.50% 8/1/40	39,328	43,838
5.50% 1/1/41	37,173	41,435
6.00% 2/1/36	20,053	22,723
6.00% 1/1/38	13,883	15,582
6.00% 6/1/38	37,267	41,839
6.00% 8/1/38	75,587	85,486
6.00% 5/1/40	15,673	17,609
6.50% 4/1/39	60,081	67,701
7.00% 11/1/33	18,278	21,054

10 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
5.00% 6/15/40	20,677	$22,811
7.50% 9/15/31	17,168	18,800
Total Agency
Mortgage-Backed
Securities
(cost $20,334,635)		20,536,406

Commercial Mortgage-Backed Securities – 0.89%
BAML Commercial Mortgage
Series 2006-4 A4
5.634% 7/10/46	131,156	140,783
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.015% 2/10/51 •	30,000	33,580
Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41 •	4,113	4,113
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.401% 7/15/44 •	80,000	83,161
COMM Mortgage Trust
Series 2014-CRE18 A5
3.828% 7/15/47	190,000	198,669
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.643% 2/15/39 •	15,332	15,512
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	315,000	356,572
Series 2011-LC1A C 144A
5.73% 11/10/46 #•	130,000	148,477
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.618% 4/25/20 #•	36,000	40,677
Series 2012-K19 B 144A
4.176% 5/25/45 #•	25,000	26,082
Series 2012-K708 B 144A
3.891% 2/25/45 #•	215,000	225,780
Series 2013-K712 B 144A
3.483% 5/25/45 #•	290,000	296,904
Series 2013-K713 B 144A
3.274% 4/25/46 #•	190,000	191,788
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	18,823	19,209
Series 2010-C1 A2 144A
4.592% 8/10/43 #	165,000	182,933
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	103,237
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	100,000	101,273
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	110,000	112,952
JPMorgan Chase Commercial
Mortgage Securities
Series 2005-CB11 E
5.654% 8/12/37 •	40,000	43,335
Series 2005-LDP5 D
5.56% 12/15/44 •	65,000	67,716
Series 2011-C5 A3
4.171% 8/15/46	130,000	141,076
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	10,972	11,338
Series 2005-C3 B
4.895% 7/15/40 •	55,000	56,167
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.376% 11/14/42 •	105,000	109,766
Series 2005-HQ7 C
5.376% 11/14/42 •	265,000	262,172
VNDO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30 #	100,000	99,324
Total Commercial
Mortgage-Backed
Securities (cost $3,049,361)		3,072,596

Convertible Bonds – 0.78%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	124,000	101,990
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	49,000	54,482
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	24,000	25,590

(continues)     NQ-448 [6/14] 8/14 (13026) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	58,000	$61,806
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	51,000	53,964
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	88,000	97,075
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	49,000	53,808
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	48,000	47,040
Cardtronics 144A 1.00%
exercise price $52.35,
expiration date 11/27/20 #	83,000	75,997
Chesapeake Energy 2.25%
exercise price $80.36,
expiration date 12/14/38	60,000	58,125
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	67,000	92,334
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	44,000	30,580
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	92,000	91,195
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	22,000	56,210
General Cable 4.50% exercise
price $35.64, expiration
date 11/15/29 ϕ	98,000	97,387
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 5/1/16	33,000	120,347
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	69,000	75,598
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	21,000	45,176
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	28,000	43,243
Jefferies Group 3.875%
exercise price $45.29,
expiration date 10/31/29	46,000	49,364
Lexington Realty Trust 144A
6.00% exercise price
$6.76, expiration date
1/11/30 #	27,000	43,909
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43	82,000	110,290
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #	73,000	75,829
Live Nation Entertainment
2.875% exercise price
$27.14, expiration date
7/14/27	99,000	98,938
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	80,000	85,400
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	41,000	60,296
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	19,000	73,756
Novellus Systems 2.625%
exercise price $35.02,
expiration date 5/14/41	48,000	97,380
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	97,000	111,429
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	155,000	117,122
SanDisk 1.50% exercise price
$51.69, expiration date
8/11/17	37,000	75,457
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	19,000	63,626
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21	53,000	53,332
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	39,000	34,247

12 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #		65,000	$65,081
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		77,000	84,219
Vector Group 1.75% exercise
price $27.16, expiration
date 4/15/20		30,000	31,594
Vector Group 2.50% exercise
price $17.62, expiration
date 1/14/19 •		26,000	34,879
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37		24,000	36,525
Total Convertible Bonds
(cost $2,281,686)			2,684,620

Corporate Bonds – 21.66%
Banking – 3.18%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	102,000	96,689
3.548% 11/6/18 •	AUD	46,000	43,673
Banco de Costa Rica 144A
5.25% 8/12/18 #		200,000	205,500
Banco Nacional de Costa Rica
144A 4.875% 11/1/18 #		200,000	205,500
Banco Santander Mexico
Institucion de Banca
Multiple Grupo Financiero
Santand 144A
5.95% 1/30/24 #•		200,000	210,750
Bancolombia 5.95% 6/3/21		154,000	170,555
Bank of America
4.00% 4/1/24		570,000	582,872
Bank of New York Mellon
3.40% 5/15/24		70,000	70,985
Barclays Bank
3.75% 5/15/24		200,000	201,126
7.625% 11/21/22		200,000	228,800
BB&T 5.25% 11/1/19		184,000	209,186
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	169,875
City National 5.25% 9/15/20		125,000	141,109
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.00% 1/11/22	EUR	19,000	30,509
4.875% 1/20/20	AUD	36,000	35,058
Credit Suisse 144A
6.50% 8/8/23 #		250,000	278,125
Credit Suisse Group 144A
7.50% 12/11/49 #•		200,000	221,880
Fifth Third Bancorp
4.30% 1/16/24		120,000	125,299
Goldman Sachs Group
3.85% 7/8/24		100,000	99,868
HBOS 144A 6.75% 5/21/18 #		100,000	115,403
HSBC Holdings
4.25% 3/14/24		200,000	206,233
ING Bank 144A
5.80% 9/25/23 #		400,000	451,419
JPMorgan Chase
0.858% 1/28/19 •		45,000	45,253
3.727% 5/17/18 •	AUD	190,000	180,646
4.25% 11/2/18	NZD	110,000	92,745
4.85% 2/1/44		100,000	106,459
6.75% 1/29/49 •		250,000	270,313
KeyBank 5.45% 3/3/16		290,000	312,016
Lloyds Banking Group
7.50% 4/30/49 •		400,000	426,600
Morgan Stanley
5.00% 11/24/25		200,000	213,780
7.375% 2/22/18	AUD	165,000	171,780
7.60% 8/8/17	NZD	52,000	48,352
National City Bank
0.601% 6/7/17 •		250,000	249,559
Northern Trust
3.95% 10/30/25		95,000	98,956
Oversea-Chinese Banking
144A 4.00% 10/15/24 #•		200,000	203,740
PNC Financial Services Group
3.90% 4/29/24		165,000	168,474
PNC Preferred Funding Trust II
144A 1.453% 3/31/49 #•		300,000	292,125
Rabobank 4.625% 12/1/23		250,000	264,741
RBS Capital Trust I
2.099% 12/29/49 •		85,000	85,425
Royal Bank of Scotland Group
5.125% 5/28/24		230,000	233,993
Santander Holdings USA
3.45% 8/27/18		115,000	121,984
Santander UK 144A
5.00% 11/7/23 #		255,000	275,926
Siam Commercial Bank 144A
3.50% 4/7/19 #		200,000	203,626
State Street 3.10% 5/15/23		240,000	236,130

(continues)     NQ-448 [6/14] 8/14 (13026) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Bank
0.517% 8/24/15 •	125,000	$124,886
2.35% 11/1/18	55,000	55,760
SVB Financial Group
5.375% 9/15/20	215,000	243,959
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #	200,000	202,500
Turkiye Is Bankasi 144A
7.85% 12/10/23 #	200,000	222,000
USB Capital IX
3.50% 10/29/49 •	255,000	218,663
USB Realty 144A
1.373% 12/29/49 #•	100,000	92,500
Wells Fargo
4.10% 6/3/26	240,000	243,594
4.48% 1/16/24	118,000	125,229
5.90% 12/29/49 •	185,000	196,701
Woori Bank 144A
4.75% 4/30/24 #	400,000	404,802
Zions Bancorp
4.50% 3/27/17	25,000	26,697
4.50% 6/13/23	195,000	201,510
7.75% 9/23/14	147,000	149,437
		10,911,275
Basic Industry – 2.16%
AK Steel 7.625% 5/15/20	55,000	56,925
ArcelorMittal 10.35% 6/1/19	145,000	186,325
Axalta Coating System 144A
7.375% 5/1/21 #	150,000	164,250
BHP Billiton Finance USA
3.25% 11/21/21	115,000	118,420
Braskem Finance
6.45% 2/3/24	200,000	214,250
Cemex 144A
9.50% 6/15/18 #	200,000	230,000
Cemex Finance 144A
6.00% 4/1/24 #	200,000	208,750
CF Industries
5.15% 3/15/34	140,000	149,618
6.875% 5/1/18	250,000	294,180
7.125% 5/1/20	81,000	99,894
Cia Minera Ares 144A
7.75% 1/23/21 #	200,000	215,500
Crown Americas
4.50% 1/15/23	40,000	39,160
Dow Chemical
8.55% 5/15/19	776,000	998,402
Eastman Chemical
4.65% 10/15/44	165,000	163,943
Fibria Overseas Finance
5.25% 5/12/24	100,000	99,750
FMG Resources August 2006
144A 6.875% 4/1/22 #	444,000	477,855
Georgia-Pacific
8.00% 1/15/24	340,000	459,287
Immucor 11.125% 8/15/19	110,000	123,200
International Paper
3.65% 6/15/24	135,000	135,593
6.00% 11/15/41	140,000	165,567
7.50% 8/15/21	45,000	57,420
LSB Industries 7.75% 8/1/19	30,000	32,250
Metalloinvest Finance 144A
6.50% 7/21/16 #	200,000	209,750
Monsanto
3.375% 7/15/24	25,000	25,217
4.40% 7/15/44	300,000	301,900
Mosaic 5.625% 11/15/43	210,000	240,213
Nortek 8.50% 4/15/21	110,000	122,100
Novelis 8.75% 12/15/20	90,000	100,350
OCP 144A 5.625% 4/25/24 #	400,000	420,500
Perstorp Holding 144A
8.75% 5/15/17 #	200,000	215,500
Plains Exploration &
Production
6.50% 11/15/20	100,000	112,125
PolyOne 5.25% 3/15/23	70,000	72,275
Rio Tinto Finance USA
3.50% 11/2/20	130,000	136,209
Ryerson
9.00% 10/15/17	55,000	58,987
11.25% 10/15/18	20,000	22,400
TPC Group 144A
8.75% 12/15/20 #	60,000	66,750
Vedanta Resources 144A
6.00% 1/31/19 #	200,000	207,760
Weyerhaeuser
4.625% 9/15/23	275,000	298,219
Yamana Gold 144A
4.95% 7/15/24 #	110,000	110,941
		7,411,735
Brokerage – 0.16%
Jefferies Group
5.125% 1/20/23	50,000	53,696
6.45% 6/8/27	55,000	62,683
6.50% 1/20/43	35,000	38,739
Lazard Group
4.25% 11/14/20	130,000	136,390

14 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
6.85% 6/15/17		235,000	$266,794
			558,302
Capital Goods – 0.87%
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #		340,000	362,950
Ball
4.00% 11/15/23		205,000	196,287
5.00% 3/15/22		100,000	103,000
Berry Plastics 5.50% 5/15/22		65,000	65,447
BOE Merger 144A PIK 9.50%
11/1/17 #T		10,000	10,563
Caterpillar 3.40% 5/15/24		120,000	121,614
Consolidated Container 144A
10.125% 7/15/20 #		45,000	45,450
Crane
2.75% 12/15/18		35,000	35,835
4.45% 12/15/23		170,000	179,177
Gates Global 144A
6.00% 7/15/22 #		115,000	115,575
General Electric Capital
Canada Funding
2.42% 5/31/18	CAD	127,000	120,546
Ingersoll-Rand Global Holding
4.25% 6/15/23		240,000	252,951
Milacron 144A
7.75% 2/15/21 #		80,000	88,000
OAS Finance 144A
8.00% 7/2/21 #		200,000	202,500
Odebrecht Offshore Drilling
Finance 144A
6.625% 10/1/22 #		197,780	211,625
Plastipak Holdings 144A
6.50% 10/1/21 #		105,000	111,300
Reynolds Group Issuer
8.25% 2/15/21		110,000	120,175
Rock-Tenn
3.50% 3/1/20		150,000	154,549
4.00% 3/1/23		65,000	66,820
4.45% 3/1/19		30,000	32,539
TransDigm
144A 6.00% 7/15/22 #		95,000	97,731
144A 6.50% 7/15/24 #		60,000	62,550
7.50% 7/15/21		110,000	122,375
URS
3.85% 4/1/17		20,000	20,858
5.00% 4/1/22		75,000	76,544
			2,976,961
Consumer Cyclical – 1.21%
American Axle &
Manufacturing
6.25% 3/15/21		100,000	108,000
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #T		115,000	115,575
Daimler 2.75% 12/10/18	NOK	210,000	35,029
Delphi
4.15% 3/15/24		200,000	208,074
6.125% 5/15/21		135,000	151,213
Ford Motor 7.45% 7/16/31		108,000	144,774
General Motors 144A
3.50% 10/2/18 #		120,000	123,000
HD Supply
7.50% 7/15/20		47,000	51,583
11.50% 7/15/20		200,000	241,000
Historic TW 6.875% 6/15/18		315,000	375,931
Host Hotels & Resorts
3.75% 10/15/23		195,000	193,616
4.75% 3/1/23		145,000	154,826
5.875% 6/15/19		45,000	48,360
Hyundai Capital America
144A 2.55% 2/6/19 #		55,000	55,500
International Game
Technology
5.35% 10/15/23		245,000	257,140
Landry’s 144A
9.375% 5/1/20 #		50,000	55,250
Levi Strauss 6.875% 5/1/22		125,000	138,437
Magna International
3.625% 6/15/24		135,000	136,369
Marriott International
3.375% 10/15/20		115,000	119,396
Meritor 6.75% 6/15/21		55,000	59,433
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		45,000	46,125
QVC 4.375% 3/15/23		250,000	254,407
Sally Holdings 5.75% 6/1/22		85,000	90,950
Signet UK Finance
4.70% 6/15/24		280,000	285,079
Suburban Propane Partners
7.375% 8/1/21		32,000	34,960
Target
2.30% 6/26/19		80,000	80,677
3.50% 7/1/24		90,000	91,207

(continues)     NQ-448 [6/14] 8/14 (13026) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Toyota Finance Australia
2.25% 8/31/16	NOK	130,000	$21,420
TRW Automotive
144A 4.45% 12/1/23 #		210,000	215,775
144A 4.50% 3/1/21 #		100,000	105,750
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 t		50,000	50,688
Volkswagen Financial Services
2.25% 5/15/17	NOK	130,000	21,358
Wyndham Worldwide
5.625% 3/1/21		90,000	101,579
			4,172,481
Consumer Non-Cyclical – 1.95%
Actavis Funding
144A 3.85% 6/15/24 #		230,000	232,964
144A 4.85% 6/15/44 #		70,000	70,939
Alere 7.25% 7/1/18		15,000	16,425
Amgen 3.625% 5/22/24		310,000	313,374
Boston Scientific
2.65% 10/1/18		90,000	92,093
6.00% 1/15/20		190,000	221,140
BRF 144A 3.95% 5/22/23 #		200,000	189,500
CareFusion 6.375% 8/1/19		210,000	246,135
Celgene
3.25% 8/15/22		15,000	14,993
3.625% 5/15/24		35,000	35,153
3.95% 10/15/20		245,000	258,744
4.625% 5/15/44		60,000	60,336
Community Health Systems
144A 6.875% 2/1/22 #		70,000	74,550
8.00% 11/15/19		40,000	43,900
Constellation Brands
6.00% 5/1/22		55,000	62,013
Crimson Merger Sub 144A
6.625% 5/15/22 #		130,000	129,187
DaVita HealthCare Partners
5.125% 7/15/24		230,000	231,869
ENA Norte Trust 144A
4.95% 4/25/23 #		232,035	239,692
Express Scripts Holding
2.25% 6/15/19		105,000	104,683
3.50% 6/15/24		295,000	292,518
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #		85,000	94,350
Gilead Sciences
3.70% 4/1/24		310,000	318,727
HCA 5.00% 3/15/24		465,000	472,589
HCA Holdings
6.25% 2/15/21		77,000	82,871
JBS Investments 144A
7.75% 10/28/20 #		200,000	215,000
Kimberly-Clark de Mexico
144A 3.80% 4/8/24 #		100,000	101,873
Kinetic Concepts
10.50% 11/1/18		90,000	101,925
Marfrig Overseas 144A
9.50% 5/4/20 #		100,000	108,500
McKesson 3.796% 3/15/24		385,000	394,378
Pernod-Ricard 144A
4.25% 7/15/22 #		150,000	157,378
Prestige Brands 144A
5.375% 12/15/21 #		160,000	164,000
Quest Diagnostics
2.70% 4/1/19		80,000	81,106
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	148,182
Salix Pharmaceuticals 144A
6.00% 1/15/21 #		170,000	182,750
Smithfield Foods
6.625% 8/15/22		100,000	110,000
Spectrum Brands
6.375% 11/15/20		95,000	102,600
Tenet Healthcare
6.00% 10/1/20		260,000	282,750
8.00% 8/1/20		40,000	43,450
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #		30,000	30,938
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #		60,000	63,975
Zimmer Holdings
3.375% 11/30/21		165,000	168,416
4.625% 11/30/19		145,000	160,620
Zoetis 3.25% 2/1/23		190,000	188,296
			6,704,882
Energy – 2.95%
AmeriGas Finance
7.00% 5/20/22		130,000	144,625
Bristow Group
6.25% 10/15/22		90,000	97,087
Chaparral Energy
7.625% 11/15/22		25,000	27,125

16 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy
5.75% 3/15/23	205,000	$228,821
Cimarex Energy
4.375% 6/1/24	85,000	86,806
CNOOC Nexen Finance 2014
4.25% 4/30/24	400,000	410,955
Continental Resources
4.50% 4/15/23	335,000	358,478
144A 4.90% 6/1/44 #	110,000	114,111
Drill Rigs Holdings 144A
6.50% 10/1/17 #	120,000	123,300
Ecopetrol 5.875% 5/28/45	80,000	83,142
El Paso Pipeline Partners
Operating 4.30% 5/1/24	225,000	227,731
Enbridge Energy Partners
8.05% 10/1/37 •	325,000	367,737
Energy Transfer Partners
5.95% 10/1/43	250,000	284,126
9.70% 3/15/19	120,000	157,448
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #	120,000	122,700
7.50% 12/15/21	80,000	86,000
EnLink Midstream Partners
4.40% 4/1/24	250,000	262,853
Enterprise Products Operating
7.034% 1/15/68 •	390,000	445,499
Exterran Partners
6.00% 4/1/21	40,000	40,600
Halcon Resources
8.875% 5/15/21	105,000	113,400
Hercules Offshore
144A 6.75% 4/1/22 #	45,000	42,919
144A 8.75% 7/15/21 #	30,000	31,875
KazMunayGas National JSC
144A 9.125% 7/2/18 #	200,000	241,720
Key Energy Services
6.75% 3/1/21	105,000	109,725
Kinder Morgan Energy
Partners 9.00% 2/1/19	220,000	282,239
Laredo Petroleum
7.375% 5/1/22	140,000	157,150
Linn Energy 8.625% 4/15/20	47,000	50,995
Midstates Petroleum
9.25% 6/1/21	150,000	165,375
MIE Holdings 144A
7.50% 4/25/19 #	200,000	212,164
Murphy Oil USA
6.00% 8/15/23	170,000	179,775
Newfield Exploration
5.625% 7/1/24	110,000	121,275
Oasis Petroleum 144A
6.875% 3/15/22 #	110,000	120,450
Oleoducto Central 144A
4.00% 5/7/21 #	200,000	200,500
ONGC Videsh 2.50% 5/7/18	200,000	198,086
Pacific Rubiales Energy 144A
7.25% 12/12/21 #	200,000	223,000
PDC Energy 7.75% 10/15/22	40,000	44,800
Petrobras Global Finance
4.875% 3/17/20	105,000	108,108
6.25% 3/17/24	65,000	69,349
Petrobras International
Finance 5.375% 1/27/21	172,000	180,124
Petrohawk Energy
7.25% 8/15/18	170,000	178,075
Petroleos de Venezuela
9.00% 11/17/21	145,000	123,961
Petroleos Mexicanos
6.50% 6/2/41	25,000	29,187
Plains All American Pipeline
8.75% 5/1/19	220,000	283,526
Pride International
6.875% 8/15/20	460,000	559,683
PTT Exploration & Production
144A
4.875% 12/29/49 #•	200,000	202,400
Samson Investment 144A
10.75% 2/15/20 #	145,000	153,519
SandRidge Energy
8.125% 10/15/22	225,000	248,906
Statoil 2.90% 11/8/20	100,000	102,959
Sunoco Logistics Partners
Operations
3.45% 1/15/23	380,000	375,538
Talisman Energy
3.75% 2/1/21	70,000	72,472
5.50% 5/15/42	315,000	342,797
TransCanada PipeLines
6.35% 5/15/67 •	360,000	375,750
Williams 4.55% 6/24/24	110,000	111,310
Williams Partners
3.90% 1/15/25	140,000	140,948
7.25% 2/1/17	185,000	211,570
YPF 144A 8.75% 4/4/24 #	91,000	95,313
		10,130,087

(continues)     NQ-448 [6/14] 8/14 (13026) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Financials – 0.66%
Comcel Trust 144A
6.875% 2/6/24 #		200,000	$216,500
General Electric Capital
2.10% 12/11/19		25,000	25,019
3.45% 5/15/24		255,000	256,433
6.00% 8/7/19		240,000	284,610
7.125% 12/29/49 •		400,000	472,816
General Electric Capital
European Funding
2.25% 7/20/20	EUR	40,000	57,906
Hyundai Capital America
144A 2.125% 10/2/17 #		85,000	86,361
Nuveen Investments 144A
9.50% 10/15/20 #		150,000	178,500
Rio Oil Finance Trust Series
2014-1 144A
6.25% 7/6/24 #		250,000	262,951
Trust F 144A
5.25% 12/15/24 #		200,000	210,500
Woodside Finance 144A
8.75% 3/1/19 #		175,000	222,286
			2,273,882
Insurance – 0.94%
Allstate 5.75% 8/15/53 •		150,000	161,389
American International Group
4.125% 2/15/24		235,000	247,861
8.25% 8/15/18		145,000	180,312
Berkshire Hathaway Finance
2.90% 10/15/20		155,000	159,863
Chubb 6.375% 3/29/67 •		220,000	245,575
Highmark
144A 4.75% 5/15/21 #		80,000	80,855
144A 6.125% 5/15/41 #		30,000	29,379
Hockey Merger 144A
7.875% 10/1/21 #		110,000	118,387
Liberty Mutual Group 144A
4.25% 6/15/23 #		170,000	176,527
MetLife
3.60% 4/10/24		195,000	199,010
6.40% 12/15/36		20,000	22,450
MetLife Capital Trust X 144A
9.25% 4/8/38 #		400,000	570,000
Onex USI Acquisition 144A
7.75% 1/15/21 #		20,000	20,650
Prudential Financial
3.50% 5/15/24		90,000	89,915
3.875% 1/14/15		40,000	40,747
4.50% 11/15/20		5,000	5,519
5.625% 6/15/43 •		80,000	85,974
5.875% 9/15/42 •		265,000	289,181
6.00% 12/1/17		165,000	189,083
Voya Financial
5.65% 5/15/53 •		175,000	178,937
XL Group 6.50% 12/29/49 •		150,000	148,500
			3,240,114
Media – 0.97%
Altice 144A 7.75% 5/15/22 #		200,000	214,000
CCO Holdings
5.25% 9/30/22		55,000	56,031
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #		135,000	144,113
Columbus International 144A
7.375% 3/30/21 #		200,000	216,250
CSC Holdings
144A 5.25% 6/1/24 #		165,000	162,731
6.75% 11/15/21		50,000	55,187
DIRECTV Holdings
4.45% 4/1/24		365,000	387,786
DISH DBS
5.00% 3/15/23		130,000	132,763
5.875% 7/15/22		105,000	114,187
7.875% 9/1/19		49,000	58,310
Gray Television
7.50% 10/1/20		100,000	108,250
Myriad International Holdings
144A 6.375% 7/28/17 #		100,000	110,750
Netflix 144A 5.75% 3/1/24 #		180,000	189,000
Nielsen Luxembourg 144A
5.50% 10/1/21 #		70,000	72,625
Sinclair Television Group
5.375% 4/1/21		170,000	171,913
6.125% 10/1/22		60,000	63,000
Time Warner 3.55% 6/1/24		120,000	119,391
Time Warner Cable
8.25% 4/1/19		305,000	386,868
Univision Communications
144A 5.125% 5/15/23 #		200,000	212,750
Viacom 5.25% 4/1/44		140,000	148,467
VTR Finance 144A
6.875% 2/4/22 #		200,000	215,248
			3,339,620

18 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate – 0.59%
Alexandria Real Estate
Equities
3.90% 6/15/23	10,000	$9,977
4.60% 4/1/22	175,000	185,330
American Tower Trust I
144A 1.551% 3/15/43 #	55,000	54,825
144A 3.07% 3/15/23 #	150,000	148,549
CBL & Associates
5.25% 12/1/23	110,000	117,493
Corporate Office Properties
3.60% 5/15/23	105,000	100,590
5.25% 2/15/24	135,000	144,899
DDR
4.625% 7/15/22	50,000	53,590
4.75% 4/15/18	75,000	81,696
7.50% 4/1/17	40,000	46,186
7.875% 9/1/20	117,000	148,235
Duke Realty 3.625% 4/15/23	150,000	149,034
Excel Trust 4.625% 5/15/24	70,000	71,328
Healthcare Trust of America
Holdings 3.375% 7/15/21	65,000	65,136
National Retail Properties
3.80% 10/15/22	5,000	5,107
Regency Centers
4.80% 4/15/21	90,000	99,170
5.875% 6/15/17	105,000	118,121
WEA Finance 144A
4.625% 5/10/21 #	270,000	310,154
WP Carey 4.60% 4/1/24	105,000	109,334
		2,018,754
Services – 0.39%
Ameristar Casinos
7.50% 4/15/21	105,000	113,400
Avis Budget Car Rental
144A 5.125% 6/1/22 #	105,000	105,394
5.50% 4/1/23	135,000	138,713
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	95,000	96,603
Korea Expressway 144A
1.875% 10/22/17 #	200,000	201,279
MGM Resorts International
11.375% 3/1/18	105,000	136,763
Pinnacle Entertainment
8.75% 5/15/20	5,000	5,475
Service Corp International
144A 5.375% 5/15/24 #	140,000	143,325
Standard Pacific
10.75% 9/15/16	75,000	89,156
United Rentals North America
5.75% 11/15/24	155,000	161,394
Wynn Las Vegas
144A 4.25% 5/30/23 #	75,000	72,938
5.375% 3/15/22	75,000	78,469
		1,342,909
Technology – 1.23%
Activision Blizzard 144A
6.125% 9/15/23 #	140,000	154,350
Apple 3.45% 5/6/24	270,000	273,576
Avaya 144A 7.00% 4/1/19 #	50,000	50,250
Baidu 3.25% 8/6/18	235,000	243,381
BMC Software Finance 144A
8.125% 7/15/21 #	285,000	294,619
eBay 4.00% 7/15/42	80,000	71,786
EMC 2.65% 6/1/20	115,000	116,099
Equinix
4.875% 4/1/20	53,000	54,590
5.375% 4/1/23	147,000	151,043
First Data
11.25% 1/15/21	205,000	239,850
11.75% 8/15/21	85,000	101,256
International Business
Machines
3.625% 2/12/24	610,000	627,158
Jabil Circuit 7.75% 7/15/16	28,000	31,815
National Semiconductor
6.60% 6/15/17	240,000	278,008
NCR Escrow 144A
6.375% 12/15/23 #	145,000	158,050
NetApp 3.25% 12/15/22	175,000	168,821
NXP Funding 144A
5.75% 3/15/23 #	200,000	210,750
Oracle
3.40% 7/8/24	80,000	79,818
4.30% 7/8/34	105,000	104,958
Samsung Electronics America
144A 1.75% 4/10/17 #	200,000	201,071
Seagate HDD Cayman 144A
4.75% 1/1/25 #	220,000	219,450
Thermo Fisher Scientific
2.40% 2/1/19	155,000	156,746
4.15% 2/1/24	220,000	230,520
Xerox 6.35% 5/15/18	15,000	17,445
		4,235,410

(continues)     NQ-448 [6/14] 8/14 (13026) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications – 1.95%
AT&T 4.80% 6/15/44	445,000	$456,099
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	208,510
CC Holdings GS V
3.849% 4/15/23	100,000	100,574
CenturyLink
5.80% 3/15/22	315,000	329,569
6.75% 12/1/23	110,000	120,725
Crown Castle Towers 144A
4.883% 8/15/20 #	575,000	635,982
Digicel Group 144A
8.25% 9/30/20 #	400,000	438,000
Grupo Televisa SAB
5.00% 5/13/45	200,000	201,398
Hughes Satellite Systems
7.625% 6/15/21	40,000	46,000
Intelsat Luxembourg
7.75% 6/1/21	170,000	180,625
8.125% 6/1/23	315,000	341,775
Interpublic Group
4.20% 4/15/24	60,000	62,036
Lamar Media 5.00% 5/1/23	100,000	101,125
Level 3 Financing 144A
6.125% 1/15/21 #	75,000	80,625
MDC Partners 144A
6.75% 4/1/20 #	105,000	111,300
MetroPCS Wireless
6.625% 11/15/20	45,000	48,206
Mobile Telesystems 144A
8.625% 6/22/20 #	200,000	237,580
SBA Tower Trust 144A
2.24% 4/16/18 #	100,000	99,416
SES 144A 3.60% 4/4/23 #	290,000	294,009
SES Global Americas Holdings
144A 5.30% 3/25/44 #	220,000	235,675
Sprint
144A 7.125% 6/15/24 #	200,000	212,500
144A 7.25% 9/15/21 #	150,000	165,937
144A 7.875% 9/15/23 #	40,000	44,600
Sprint Capital 6.90% 5/1/19	115,000	127,363
Telefonica Emisiones SAU
4.57% 4/27/23	300,000	319,213
Telemar Norte Leste 144A
5.50% 10/23/20 #	216,000	222,415
T-Mobile USA
6.125% 1/15/22	105,000	111,825
Verizon Communications
5.15% 9/15/23	185,000	207,417
6.40% 9/15/33	94,000	115,486
6.55% 9/15/43	185,000	233,665
Viacom 4.375% 3/15/43	60,000	55,915
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	214,000
Windstream
7.50% 4/1/23	30,000	32,625
7.75% 10/1/21	70,000	76,825
Zayo Group 10.125% 7/1/20	195,000	226,444
		6,695,459
Transportation – 0.26%
Air Medical Group Holdings
9.25% 11/1/18	65,000	69,550
Brambles USA 144A
3.95% 4/1/15 #	5,000	5,108
Burlington Northern
Santa Fe 4.90% 4/1/44	175,000	187,821
ERAC USA Finance
144A 4.50% 8/16/21 #	20,000	21,793
144A 5.25% 10/1/20 #	180,000	204,749
Norfolk Southern
3.85% 1/15/24	110,000	114,707
4.80% 8/15/43	40,000	42,726
United Parcel Service
5.125% 4/1/19	205,000	234,873
		881,327
Utilities – 2.19%
AES
5.50% 3/15/24	265,000	272,287
7.375% 7/1/21	28,000	32,900
AES Gener 144A
8.375% 12/18/73 #•	200,000	225,500
Ameren Illinois
9.75% 11/15/18	365,000	481,970
American Transmission
Systems 144A
5.25% 1/15/22 #	345,000	377,713
Berkshire Hathaway Energy
3.75% 11/15/23	215,000	221,928
Calpine 144A
6.00% 1/15/22 #	170,000	184,025
CenterPoint Energy
5.95% 2/1/17	5,000	5,588
Cleveland Electric Illuminating
5.50% 8/15/24	95,000	110,837
CMS Energy 6.25% 2/1/20	110,000	130,719

20 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
ComEd Financing III
6.35% 3/15/33	170,000	$172,125
Electricite de France
144A 4.60% 1/27/20 #	90,000	100,191
144A 5.25% 1/29/49 #•	400,000	409,052
Enel 144A
8.75% 9/24/73 #•	200,000	236,000
Entergy Arkansas
3.70% 6/1/24	55,000	57,219
Entergy Louisiana
4.05% 9/1/23	280,000	298,736
Exelon Generation
4.25% 6/15/22	255,000	266,708
Great Plains Energy
4.85% 6/1/21	90,000	99,604
5.292% 6/15/22	180,000	206,095
Indiana Michigan Power
3.20% 3/15/23	175,000	174,060
Integrys Energy Group
6.11% 12/1/66 •	260,000	267,299
Ipalco Enterprises
5.00% 5/1/18	100,000	107,250
ITC Holdings 3.65% 6/15/24	50,000	49,932
LG&E & KU Energy
3.75% 11/15/20	100,000	105,956
4.375% 10/1/21	285,000	305,707
Metropolitan Edison 144A
4.00% 4/15/25 #	75,000	75,811
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	195,000	192,389
NextEra Energy Capital
Holdings
2.40% 9/15/19	185,000	186,224
3.625% 6/15/23	75,000	75,766
6.35% 10/1/66 •	5,000	4,934
NiSource Finance
6.125% 3/1/22	125,000	147,973
NRG Energy 144A
6.25% 5/1/24 #	60,000	62,775
NV Energy 6.25% 11/15/20	225,000	265,890
Pennsylvania Electric
5.20% 4/1/20	145,000	160,792
Public Service of Oklahoma
5.15% 12/1/19	215,000	242,810
Public Service of
New Hampshire
3.50% 11/1/23	100,000	103,289
Puget Energy 6.00% 9/1/21	85,000	100,322
Saudi Electricity Global Sukuk
3 144A 4.00% 4/8/24 #	200,000	204,050
SCANA 4.125% 2/1/22	165,000	172,805
State Grid Overseas
Investment 2014 144A
4.125% 5/7/24 #	200,000	205,644
Wisconsin Energy
6.25% 5/15/67 •	405,000	418,435
		7,519,310
Total Corporate Bonds
(cost $71,024,136)		74,412,508

Municipal Bonds – 0.26%
California Statewide
Communities Development
Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	50,000	54,133
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	120,000	87,614
5.75% 6/1/47	130,000	103,655
New Jersey State
Transportation Trust Fund
Series A 5.00% 6/15/42	25,000	26,401
Series AA 5.00% 6/15/44	70,000	74,278
New York City, New York
Series I 5.00% 8/1/22	50,000	59,489
New York City, New York
Water & Sewer System
Series BB 5.00% 6/15/47	25,000	27,199
New York State Thruway
Authority
Series A 5.00% 5/1/19	65,000	75,558
Oregon State Taxable Pension
5.892% 6/1/27	200,000	242,472
State of Maryland Local
Facilities
Series A 5.00% 8/1/21	65,000	79,069
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue Bond
(NTE Mobility)
6.75% 6/30/43 (AMT)	50,000	59,827
Total Municipal Bonds
(cost $817,196)		889,695

(continues)     NQ-448 [6/14] 8/14 (13026) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities – 0.45%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	$109,329
Ally Master Owner Trust
Series 2013-2 A
0.602% 4/15/18 •	185,000	185,335
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	100,000	99,960
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	104,724
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	119,936
Series 2014-1A A 144A
2.46% 7/20/20 #	100,000	100,717
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	74,607	75,276
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20	100,000	113,680
Citibank Credit Card Issuance
Trust
Series 2014-A5 A5
2.68% 6/7/23	120,000	120,423
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43 #	80,869	80,556
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,970
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	11,391	11,402
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	69,127	73,698
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	125,000	125,044
Residential Asset Securities
Series 2006-KS3 AI3
0.322% 4/25/36 •	2,132	2,130
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.552% 10/15/15 #•	135,000	136,424
Total Non-Agency
Asset-Backed Securities
(cost $1,551,034)		1,558,604

Non-Agency Collateralized Mortgage Obligations – 0.15%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 ϕ	18,609	19,049
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	52,927	54,675
Series 2005-6 7A1
5.50% 7/25/20	6,720	6,853
ChaseFlex Trust
Series 2006-1 A4
5.137% 6/25/36 •	110,000	95,296
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	92,227	92,425
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #•	22,736	23,865
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	90,892	90,897
MASTR ARM Trust
Series 2005-6 7A1
5.196% 6/25/35 •	52,231	49,568
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 t	53,690	54,830
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.615% 4/25/36 •	25,734	25,137
Total Non-Agency
Collateralized Mortgage
Obligations (cost $463,099)		512,595

Senior Secured Loans – 3.90%«
Activision Blizzard Tranche B
1st Lien 3.25% 9/12/20	326,288	327,601

22 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	194,025	$194,064
ARAMARK Tranche E
3.25% 9/7/19	184,538	183,903
Azure Midstream Tranche B
6.50% 10/21/18	142,424	143,670
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	357,738	358,765
Burlington Coat Factory
Warehouse Tranche B2
4.25% 2/23/17	353,884	356,813
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	130,000	130,093
Calpine Construction Finance
Tranche B 3.00% 5/1/20	504,900	496,786
Chrysler Group Tranche B 1st
Lien 3.50% 5/24/17	19,746	19,848
Community Health Systems
Tranche D 4.25% 1/27/21	251,892	253,761
Community Health Systems
Tranche E 3.25% 1/25/17	66,508	66,747
Delta Air Lines Tranche B 1st
Lien 3.50% 4/20/17	150,667	150,842
Drillships Financing Holdings
Tranche B1
6.00% 2/17/21	129,025	130,960
Emdeon 1st Lien
3.75% 11/2/18	199,128	199,476
First Data Tranche B 1st Lien
4.00% 3/24/21	389,313	390,739
HCA Tranche B4
2.75% 5/1/18	397,000	397,993
HCA Tranche B5 1st Lien
2.75% 3/31/17	420,820	422,285
Hilton Worldwide Finance
Tranche B2
3.50% 9/23/20	728,900	728,463
Houghton International 1st
Lien 4.00% 12/10/19	645,175	646,385
Huntsman International
Tranche B
3.75% 10/11/20	520,000	520,322
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	166,181	167,037
Immucor Tranche B2
5.00% 8/19/18	307,338	309,547
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	480,278	481,704
Landry’s Tranche B
4.00% 4/24/18	154,508	155,088
Level 3 Financing Tranche B
4.00% 1/15/20	245,000	245,796
Moxie Liberty Tranche B
7.50% 8/21/20	10,000	10,275
National Vision
4.00% 3/6/21	389,025	387,080
NEP Tranche B 1st Lien
4.25% 1/22/20	129,675	129,959
Novelis Tranche B
3.75% 3/10/17	163,464	163,893
Nuveen Investments 1st Lien
4.00% 5/13/17	170,000	170,484
Nuveen Investments 2nd Lien
6.50% 2/28/19	830,000	839,486
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19	94,500	94,694
Patheon 4.25% 1/23/21	215,000	213,656
Ply Gem Industries 1st Lien
4.00% 1/22/21	319,200	317,684
Remy International Tranche B
1st Lien 4.25% 3/5/20	117,781	118,075
Republic of Angola
6.57% 12/16/23	255,000	255,000
Samson Investment 2nd Lien
5.00% 9/25/18	150,000	150,308
Scientific Games International
4.25% 5/22/20	248,750	246,612
Sensus USA 2nd Lien
8.50% 4/13/18	165,000	165,928
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19	82,741	83,051
Sprouts Farmers
4.00% 4/12/20	161,633	162,239
Stena 1st Lien
4.00% 2/21/21	329,175	330,101
Truven Health Analytics
Tranche B 4.50% 5/23/19	34,389	34,110
Univision Communications
Tranche C4 4.00% 3/1/20	600,305	600,586
USI Insurance Services
Tranche B 1st Lien
4.25% 12/3/18	162,534	162,974
Valeant Pharmaceuticals
International Tranche BE
3.75% 8/5/20	174,280	174,346
Wide Open West Finance
4.75% 3/27/19	523,375	526,196

(continues)     NQ-448 [6/14] 8/14 (13026) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		584,230	$585,782
Total Senior Secured Loans
(cost $13,323,510)			13,401,207

Sovereign Bonds – 0.20%Δ
Brazil – 0.01%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	108,000	40,871
			40,871
Iceland – 0.06%
Republic of Iceland 144A
5.875% 5/11/22 #		200,000	221,052
			221,052
Mexico – 0.01%
Mexican Bonos
6.50% 6/10/21	MXN	129,200	10,716
7.75% 5/29/31	MXN	291,000	25,701
			36,417
Republic of Korea – 0.04%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	136,422,057	130,383
			130,383
Romania – 0.03%
Romanian Government
International Bond 144A
4.875% 1/22/24 #		88,000	94,050
			94,050
South Africa – 0.01%
South Africa Government
Bond 8.00% 12/21/18	ZAR	280,000	26,767
			26,767
Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	270,000	39,696
			39,696
Uruguay – 0.03%
Uruguay Government
International Bond
5.10% 6/18/50		105,000	103,950
			103,950
Total Sovereign Bonds
(cost $663,041)			693,186

Supranational Banks – 0.08%
Eurasian Development Bank
144A 5.00% 9/26/20 #		200,000	206,600
International Bank for
Reconstruction &
Development
1.375% 6/23/19	SEK	220,000	33,074
4.625% 2/26/19	NZD	22,000	19,205
Total Supranational Banks
(cost $251,430)			258,879

U.S. Treasury Obligations – 1.92%
U.S. Treasury Bond
3.625% 2/15/44		4,825,000	5,092,638
U.S. Treasury Notes
1.50% 5/31/19		205,000	203,983
2.50% 5/15/24		1,285,000	1,283,294
Total U.S. Treasury
Obligations
(cost $6,419,208)			6,579,915

	Number of
	shares
Preferred Stock – 0.26%
Alabama Power 5.625%		3,445	85,608
Integrys Energy Group
6.00% •		3,550	93,401
National Retail Properties
5.70%		2,795	63,838
Public Storage 5.20%		2,780	61,549
Regions Financial 6.375% •		3,600	92,664
U.S. Bancorp 3.50% •		600	504,750
Total Preferred Stock
(cost $825,011)			901,810

	Principal
	amount°
Short-Term Investments – 5.03%
Discount Notes – 2.74%≠
Federal Home Loan Bank
0.03% 7/21/14		1,252,182	1,252,169
0.05% 7/28/14		931,819	931,805
0.05% 8/14/14		3,901,730	3,901,637
0.05% 8/15/14		490,214	490,202
0.06% 8/18/14		2,057,057	2,057,001
0.075% 11/19/14		778,117	777,965
			9,410,779

24 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.04%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$3,219,456 (collateralized
by U.S. government
obligations 0.25% -
3.625% 12/31/15 -
8/15/43; market value
$3,283,842)	3,219,453	$3,219,453
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$1,073,153 (collateralized
by U.S. government
obligations 0.00% -
2.625% 9/30/14 -
11/15/20; market value
$1,094,614)	1,073,151	1,073,151
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$2,719,403 (collateralized
by U.S. government
obligations 0.00% -
1.625% 11/13/14 -
4/30/19; market value
$2,773,785)	2,719,396	2,719,396
		7,012,000
U.S. Treasury Obligation – 0.25%≠
U.S. Treasury Bill 0.093%
11/13/14	852,968	852,821
		852,821

Total Short-Term
Investments
(cost $17,275,073)		17,275,600

Total Value of
Securities – 102.31%
(cost $275,424,514)		351,488,395
Liabilities Net of
Receivables and Other
Assets – (2.31%)«		(7,951,130)
Net Assets Applicable to
26,524,415 Shares
Outstanding – 100.00%		$343,537,265
_______________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $29,181,470, which represents 8.49% of the Fund’s net assets. See Note 5 in “Notes.”
@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $5,938,387, which represents 1.73% of the Fund’s net assets. See Note 5 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
T	100% of the income received was in the form of additional cash.
«	Of this amount, $430,000 represents cash held as collateral for futures contracts.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $430,010, which represents 0.13% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

(continues)     NQ-448 [6/14] 8/14 (13026) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contract were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	CAD	(65,403)	USD	60,000	7/11/14	$(1,288)
BAML	EUR	(19,000)	USD	25,932	7/11/14	(85)
BAML	NZD	(61,366)	USD	53,000	7/11/14	(670)
BNP	AUD	(330,987)	USD	305,485	7/11/14	(6,391)
JPMC	KRW	(108,739,580)	USD	105,957	7/11/14	(1,444)
TD	JPY	(9,229,553)	USD	90,519	7/11/14	(587)
TD	MXN	(1,607,717)	USD	122,807	7/11/14	(992)
						$(11,457)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	E-mini MSCI EAFE
(26)	Index	$(2,545,716)	$(2,559,570)	9/22/14	$(13,854)
	E-mini MSCI Emerging
(49)	Markets Index	(2,552,271)	(2,549,715)	9/22/14	2,556
(27)	E-mini S&P 500 Index	(2,603,264)	(2,635,740)	9/22/14	(32,476)
(72)	U.S. Treasury 5 yr Notes	(8,611,680)	(8,601,188)	10/6/14	10,492
	U.S. Treasury 10 yr
(6)	Notes	(745,577)	(751,031)	9/22/14	(5,454)
	U.S. Treasury Long
17	Bonds	2,344,322	2,332,188	9/22/14	(12,134)
		$(14,714,186)			$(50,870)

Swap Contracts
CDS Contracts2

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
Protection
Purchased:
MSC	CDX.EM.21	$425,000	5.00%	6/20/19	$(6,983)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CVA – Dutch Certificate
DB – Deutsche Bank
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

26 NQ-448 [6/14] 8/14 (13026)

Notes

Delaware Foundation® Moderate Allocation Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2010–September 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

(continues)     NQ-448 [6/14] 8/14 (13026) 27

Notes

June 30, 2014 (Unaudited)

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

28 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$277,702,430
Aggregate unrealized
appreciation	$81,447,050
Aggregate unrealized
depreciation	(7,661,085)
Net unrealized appreciation	$73,785,965

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-448 [6/14] 8/14 (13026) 29

Notes

June 30, 2014 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$26,467,782	$298,629	$26,766,411
Corporate Debt	—	77,097,128	—	77,097,128
Foreign Debt	—	952,065	—	952,065
Municipal Bonds	—	889,695	—	889,695
Senior Secured Loans[1]	—	13,146,207	255,000	13,401,207
Common Stock
Consumer Discretionary	23,352,909	—	—	23,352,909
Consumer Staples	20,518,467	—	—	20,518,467
Energy	19,838,217	—	—	19,838,217
Financials	35,233,748	430,010	—	35,663,758
Healthcare	26,676,793	—	—	26,676,793
Industrials	20,408,147	—	—	20,408,147
Information Technology	35,551,318	—	—	35,551,318
Materials	11,356,460	122,254	—	11,478,714
Telecommunication Services	10,146,979	—	—	10,146,979
Utilities	2,841,115	—	—	2,841,115
Convertible Preferred Stock[1]	385,068	363,210	—	748,278
Exchange-Traded Funds	399,869	—	—	399,869
Preferred Stock	901,810	—	—	901,810
U.S. Treasury Obligations	—	6,579,915	—	6,579,915
Short-Term Investments	—	17,275,600	—	17,275,600
Total	$207,610,900	$143,323,866	$553,629	$351,488,395
Foreign Currency Exchange
Contracts	$—	$(11,457)	$—	$(11,457)
Futures Contracts	(50,870)	—	—	(50,870)
Swap Contracts	—	(6,983)	—	(6,983)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed
Securities	—	98.88%	1.12%	100.00%
Senior Secured Loans	—	98.10%	1.90%	100.00%
Convertible Preferred Stock	47.48%	52.52%	—	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

30 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and by interest rate or market conditions, and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended June 30, 2014.

(continues)     NQ-448 [6/14] 8/14 (13026) 31

Notes

June 30, 2014 (Unaudited)

3. Derivatives (continued)

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended June 30, 2014, the Fund did not enter into any CDS contract as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

32 NQ-448 [6/14] 8/14 (13026)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended June 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

(continues)     NQ-448 [6/14] 8/14 (13026) 33

Notes

June 30, 2014 (Unaudited)

5. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

34 NQ-448 [6/14] 8/14 (13026)

Item 2. Controls and Procedures.

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

       File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: